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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21108

                         Pioneer Series Trust X
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Fundamental Growth Fund

 Schedule of Investments 12/31/14 (unaudited)

 Shares

 Value

 COMMON STOCKS - 98.2%

 Energy - 4.3%

 Oil & Gas Equipment & Services - 2.6%

 649,140

 Schlumberger, Ltd.

 $

 55,443,047

 Integrated Oil & Gas - 0.7%

 193,851

 Occidental Petroleum Corp.

 $

 15,626,329

 Oil & Gas Exploration & Production - 1.0%

 703,438

 Cabot Oil & Gas Corp.

 $

 20,828,799

 Total Energy

 $

 91,898,175

 Materials - 5.1%

 Fertilizers & Agricultural Chemicals - 1.3%

 225,707

 Monsanto Co.

 $

 26,965,215

 Industrial Gases - 0.9%

 148,889

 Praxair, Inc.

 $

 19,290,059

 Specialty Chemicals - 2.9%

 363,853

 Ecolab, Inc.

 $

 38,029,916

 243,046

 International Flavors & Fragrances, Inc.

 24,635,143

 $

 62,665,059

 Total Materials

 $

 108,920,333

 Capital Goods - 10.5%

 Aerospace & Defense - 4.7%

 160,717

 Precision Castparts Corp.

 $

 38,713,511

 545,653

 United Technologies Corp.

 62,750,095

 $

 101,463,606

 Industrial Conglomerates - 3.4%

 445,816

 3M Co.

 $

 73,256,485

 Construction & Farm Machinery & Heavy Trucks - 1.2%

 172,692

 Cummins, Inc.

 $

 24,897,006

 Trading Companies & Distributors - 1.2%

 101,597

 WW Grainger, Inc.

 $

 25,896,059

 Total Capital Goods

 $

 225,513,156

 Transportation - 1.8%

 Air Freight & Logistics - 1.8%

 356,159

 United Parcel Service, Inc. (Class B)

 $

 39,594,196

 Total Transportation

 $

 39,594,196

 Consumer Services - 2.8%

 Restaurants - 2.8%

 749,147

 Starbucks Corp.

 $

 61,467,511

 Total Consumer Services

 $

 61,467,511

 Media - 5.4%

 Movies & Entertainment - 5.4%

 739,899

 The Walt Disney Co.

 $

 69,691,087

 556,641

 Time Warner, Inc.

 47,548,274

 $

 117,239,361

 Total Media

 $

 117,239,361

 Retailing - 6.3%

 Apparel Retail - 2.7%

 610,986

 Ross Stores, Inc.

 $

 57,591,540

 Home Improvement Retail - 3.6%

 751,786

 The Home Depot, Inc.

 $

 78,914,976

 Total Retailing

 $

 136,506,516

 Food & Staples Retailing - 4.0%

 Drug Retail - 4.0%

 890,413

 CVS Health Corp.

 $

 85,755,676

 Total Food & Staples Retailing

 $

 85,755,676

 Food, Beverage & Tobacco - 5.0%

 Soft Drinks - 2.4%

 556,890

 PepsiCo., Inc.

 $

 52,659,518

 Tobacco - 2.6%

 883,365

 Lorillard, Inc.

 $

 55,598,993

 Total Food, Beverage & Tobacco

 $

 108,258,511

 Household & Personal Products - 3.5%

 Household Products - 2.2%

 677,867

 Colgate-Palmolive Co.

 $

 46,901,618

 Personal Products - 1.3%

 362,325

 The Estee Lauder Companies, Inc.

 $

 27,609,165

 Total Household & Personal Products

 $

 74,510,783

 Health Care Equipment & Services - 5.3%

 Health Care Equipment - 3.0%

 632,665

 Covidien Plc

 $

 64,708,976

 Health Care Services - 2.3%

 575,222

 Express Scripts Holding Co. *

 $

 48,704,047

 Total Health Care Equipment & Services

 $

 113,413,023

 Pharmaceuticals, Biotechnology & Life Sciences - 16.1%

 Biotechnology - 7.6%

 694,091

 Celgene Corp. *

 $

 77,641,019

 761,147

 Gilead Sciences, Inc. *

 71,745,716

 129,120

 Vertex Pharmaceuticals, Inc. *

 15,339,456

 $

 164,726,191

 Pharmaceuticals - 5.2%

 383,025

 Allergan, Inc.

 $

 81,427,285

 290,554

 Johnson & Johnson

 30,383,232

 $

 111,810,517

 Life Sciences Tools & Services - 3.3%

 563,784

 Thermo Fisher Scientific, Inc.

 $

 70,636,497

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 347,173,205

 Diversified Financials - 2.6%

 Specialized Finance - 2.6%

 254,117

 Intercontinental Exchange, Inc.

 $

 55,725,317

 Total Diversified Financials

 $

 55,725,317

 Software & Services - 12.8%

 Internet Software & Services - 4.3%

 87,192

 Google, Inc. (Class A) *

 $

 46,269,307

 87,144

 Google, Inc. (Class C)

 45,872,602

 $

 92,141,909

 Data Processing & Outsourced Services - 3.7%

 937,229

 MasterCard, Inc.

 $

 80,751,651

 Systems Software - 4.8%

 2,203,759

 Microsoft Corp.

 $

 102,364,606

 Total Software & Services

 $

 275,258,166

 Technology Hardware & Equipment - 10.3%

 Communications Equipment - 2.5%

 737,504

 Qualcomm, Inc.

 $

 54,818,672

 Computer Storage & Peripherals - 7.8%

 1,071,008

 Apple, Inc.

 $

 118,217,863

 1,634,241

 EMC Corp.

 48,602,327

 $

 166,820,190

 Total Technology Hardware & Equipment

 $

 221,638,862

 Semiconductors & Semiconductor Equipment - 2.4%

 Semiconductors - 2.4%

 410,007

 Analog Devices, Inc.

 $

 22,763,589

 667,499

 Xilinx, Inc.

 28,896,032

 $

 51,659,621

 Total Semiconductors & Semiconductor Equipment

 $

 51,659,621

 TOTAL COMMON STOCKS

 (Cost $1,438,761,253)

 $

 2,114,532,412

 TOTAL INVESTMENT IN SECURITIES - 98.2%

 (Cost $1,438,761,253) (a)

 $

 2,114,532,412

 OTHER ASSETS & LIABILITIES - 1.8%

 $

 38,370,293

 TOTAL NET ASSETS - 100.0%

 $

 2,152,902,705

 *

 Non-income producing security.

 (a)

 At December 31, 2014, the net unrealized appreciatino on investments based on cost for federal income tax purposes of $1,438,761,253 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

  $       680,563,596

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

             (4,792,437)

 Net unrealized appreciation

  $       675,771,159

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Notes 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements - Notes 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Notes 1A.

 The following is a summary of the inputs used as of December 31, 2014, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
2,114,532,412

$
-

$
-

$
2,114,532,412

 Total

$
2,114,532,412

$
-

-

$
2,114,532,412

 During the period ended December 31, 2014, there were no transfers between Levels 1, 2 and 3.

		Pioneer Multi-Asset Ultrashort Income Fund
		Schedule of Investments 12/31/14 (unaudited)

Principal Amount ($)	Floating Rate (b)		Value
		PREFERRED STOCKS - 0.1%
		Insurance - 0.1%
		Reinsurance - 0.1%
2,300,000		Pangaea Re., 7/1/18 (Cat Bond) (c)	$2,447,890
		Total Insurance	$2,447,890
		TOTAL PREFERRED STOCKS
		(Cost $2,306,041)	$2,447,890

		ASSET BACKED SECURITIES - 26.6%
499,654	0.39	321 Henderson Receivables I LLC, Floating Rate Note, 11/15/40 (144A)	$487,376
3,905,433	0.36	321 Henderson Receivables I LLC, Floating Rate Note, 12/15/41 (144A)	3,845,106
2,829,902	0.36	321 Henderson Receivables I LLC, Floating Rate Note, 6/15/41 (144A)	2,757,168
545,798	0.51	321 Henderson Receivables I LLC, Floating Rate Note, 9/15/45 (144A)	539,418
4,084,234	0.36	321 Henderson Receivables II LLC, Floating Rate Note, 9/15/41 (144A)	4,006,572
26,552	2.94	ABFC 2003-WMC1 Trust, Floating Rate Note, 3/25/33	26,096
867,001	0.48	ABFC 2005-WF1 Trust, Floating Rate Note, 12/25/34	865,702
3,250,000	0.95	ACA CLO 2006-2, Ltd., Floating Rate Note, 1/20/21 (144A)	3,193,690
1,455,273	0.46	ACAS CLO 2007-1, Ltd., Floating Rate Note, 4/20/21	1,443,788
1,110,000	0.57	Accredited Mortgage Loan Trust 2005-2, Floating Rate Note, 7/25/35	1,089,418
134,717	6.50	ACE Securities Corp. Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)	135,695
2,250,000	1.23	ACIS CLO 2014-4, Ltd., Floating Rate Note, 5/1/26 (144A)	2,244,906
216,339	0.71	Aegis Asset Backed Securities Trust 2004-6, Floating Rate Note, 3/25/35	216,226
604,013	1.27	Aegis Asset Backed Securities Trust Mortgage Pass- Through Ctfs Series 2004-3, Floating Rate Note, 9/25/34	596,899
1,840,791	1.13	Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates Series 2004-2, Floating Rate Note, 6/25/34	1,825,549
925,774	1.27	Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates Series 2004-4, Floating Rate Note, 10/25/34	916,390
415,149	0.54	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Ser 2005-4, Floating Rate Note, 10/25/35	408,454
51,153		Ally Auto Receivables Trust 2011-2, 1.98%, 4/15/16	51,182
148,738		Ally Auto Receivables Trust 2011-3, 1.61%, 5/16/16	148,898
597,751	0.39	Ally Auto Receivables Trust 2013-2, Floating Rate Note, 7/15/16	597,594
1,432,417	0.37	Ally Auto Receivables Trust 2014-SN1, Floating Rate Note, 10/20/16	1,431,308
3,000,000		Ally Master Owner Trust, 4.59%, 4/15/17 (144A)	3,031,848
300,000	0.53	Ally Master Owner Trust, Floating Rate Note, 1/16/18	299,747
250,000	0.96	Ally Master Owner Trust, Floating Rate Note, 2/15/17	250,140
2,600,000	0.56	Ally Master Owner Trust, Floating Rate Note, 6/17/19	2,587,364
3,000,000	1.23	Ally Master Owner Trust, Floating Rate Note, 8/15/17	3,013,140
1,229,991		Alterna Funding I LLC, 1.639%, 2/15/21 (144A)	1,227,685
1,228,000		American Credit Acceptance Receivables Trust 2012-2, 4.05%, 2/15/18 (144A)	1,233,902
481,089		American Credit Acceptance Receivables Trust 2013-1, 1.45%, 4/16/18 (144A)	481,502
171,033		American Credit Acceptance Receivables Trust 2013-2, 1.32%, 2/15/17 (144A)	171,150
2,052,060		American Credit Acceptance Receivables Trust 2014-1, 1.14%, 3/12/18 (144A)	2,052,616
1,847,193		American Credit Acceptance Receivables Trust 2014-2, 0.99%, 10/10/17 (144A)	1,845,752
1,102,075		American Credit Acceptance Receivables Trust 2014-3, 0.99%, 8/10/18 (144A)	1,100,930
1,150,000		American Credit Acceptance Receivables Trust 2014-4, 1.23%, 7/10/18 (144A)	1,148,586
123,272		American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (144A)	123,326
400,000		American Express Credit Account Master Trust, 1.29%, 3/15/18 (144A)	400,357
350,000	0.42	American Express Credit Account Master Trust, Floating Rate Note, 1/15/20	349,792
1,945,000	1.35	American Express Credit Account Master Trust, Floating Rate Note, 2/15/18	1,955,365
8,890,000	0.30	American Express Credit Account Master Trust, Floating Rate Note, 3/15/18	8,885,484
3,300,000	0.44	American Express Credit Account Master Trust, Floating Rate Note, 5/15/20	3,300,007
470,000		AmeriCredit Automobile Receivables Trust 2010-4, 6.4%, 4/9/18 (144A)	472,168
778,426		AmeriCredit Automobile Receivables Trust 2011-5, 2.45%, 12/8/16	779,955
800,000		AmeriCredit Automobile Receivables Trust 2012-1, 2.67%, 1/8/18	809,787
485,000		AmeriCredit Automobile Receivables Trust 2013-2, 0.65%, 12/8/17	485,083
403,803		AmeriCredit Automobile Receivables Trust 2013-4, 0.74%, 11/8/16	403,902
1,320,000	0.44	AmeriCredit Automobile Receivables Trust 2014-2, Floating Rate Note, 10/10/17	1,319,599
743,526	0.38	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R10, Floating Rate Note, 12/25/35	741,006
76,997	0.59	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R5, Floating Rate Note, 7/25/35	76,921
534,661	0.49	Ameriquest Mortgage Securities, Inc., Asset Backed Pass-Through Ctfs Series 2005-R11, Floating Rate Note, 1/25/36	524,934
364,939	3.92	Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 03-AR3, Floating Rate Note, 6/25/33	374,255
321,883	0.76	Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 2004-R11, Floating Rate Note, 11/25/34	320,952
1,396,091	0.61	Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 2005-R1, Floating Rate Note, 3/25/35	1,393,108
4,654	0.36	Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 2005-R6, Floating Rate Note, 8/25/35	4,648
1,000,000	1.68	Apidos Quattro CDO, Floating Rate Note, 1/20/19 (144A)	985,566
365,532	0.71	ARI Fleet Lease Trust 2012-A, Floating Rate Note, 3/15/20 (144A)	365,447
307,567	0.46	ARI Fleet Lease Trust 2012-B, Floating Rate Note, 1/15/21 (144A)	307,450
1,622,231		ARI Fleet Lease Trust 2013-A, 0.7%, 12/15/15 (144A)	1,622,429
600,000		ARI Fleet Lease Trust 2013-A, 0.92%, 7/15/21 (144A)	600,632
3,000,000		ARI Fleet Lease Trust 2014-A, 0.81%, 11/15/22 (144A)	2,997,891
133,671		Ascentium Equipment Receivables 2012-1 LLC, 1.83%, 9/15/19 (144A)	133,669
995,274		Ascentium Equipment Receivables 2014-1 LLC, 1.04%, 1/10/17 (144A)	995,543
656,102	0.83	Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE2, Floating Rate Note, 2/25/35	654,235
508,411	0.87	Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE3, Floating Rate Note, 4/25/35	502,008
1,149,511	0.37	Asset Backed Securities Corp Home Equity Loan Trust Series AEG 2006-HE1, Floating Rate Note, 1/25/36	1,095,944
555,547	0.84	Asset Backed Securities Corp Home Equity Loan Trust Series NC 2005-HE4, Floating Rate Note, 5/25/35	555,540
1,387,329	0.68	Asset Backed Securities Corp Home Equity Loan Trust Series OOMC 2005-HE6, Floating Rate Note, 7/25/35	1,375,644
1,283,349	0.79	Asset-Backed Pass-Through Certificates Series 2004-R2, Floating Rate Note, 4/25/34	1,261,476
529,330		AXIS Equipment Finance Receivables II LLC, 1.75%, 6/20/16	529,181
2,000,000	0.44	BA Credit Card Trust, Floating Rate Note, 1/15/20	2,000,004
6,400,000	0.42	BA Credit Card Trust, Floating Rate Note, 9/16/19	6,388,275
1,850,000		Bank of The West Auto Trust 2014-1, 0.69%, 7/17/17 (144A)	1,849,907
1,050,000	0.51	Barclays Dryrock Issuance Trust, Floating Rate Note, 12/16/19	1,048,676
1,800,000	0.49	Barclays Dryrock Issuance Trust, Floating Rate Note, 3/16/20	1,797,928
200,000	0.49	Barclays Dryrock Issuance Trust, Floating Rate Note, 7/16/18	200,088
53,385		Bayview Financial Acquisition Trust, 6.205%, 5/28/37 (Step)	56,514
336,065	0.79	Bayview Financial Acquisition Trust, Floating Rate Note, 5/28/44	335,483
1,547,795	0.83	Bayview Financial Mortgage Pass-Through Trust 2004-A, Floating Rate Note, 2/28/44	1,537,433
4,052,355	0.67	Bayview Financial Mortgage Pass-Through Trust 2005-C, Floating Rate Note, 6/28/44	4,024,920
430,206	0.52	Bayview Financial Mortgage Pass-Through Trust 2006-A, Floating Rate Note, 2/28/41	429,120
101,020	0.47	Bayview Financial Mortgage Pass-Through Trust 2006-A, Floating Rate Note, 2/28/41	100,579
1,074,903	0.47	Bayview Financial Mortgage Pass-Through Trust 2006-B, Floating Rate Note, 4/28/36	1,045,290
533,209	0.44	Bayview Financial Mortgage Pass-Through Trust 2006-B, Floating Rate Note, 4/28/36	518,334
1,809,133	0.62	Bayview Financial Mortgage Pass-Through Trust Series 2005-B, Floating Rate Note, 4/28/39	1,790,439
1,410,263		Bayview Opportunity Master Fund Trust IIIa 2014-12RPL, 3.6225%, 7/28/19 (Step) (144A)	1,400,869
1,311,875		BCC Funding VIII LLC, 1.794%, 6/22/20 (144A)	1,309,644
2,087,282	0.67	Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35	2,055,668
1,262,354	0.93	Bear Stearns Asset Backed Securities I Trust 2005-HE9, Floating Rate Note, 10/25/35	1,251,805
249,665	1.35	Bear Stearns Asset Backed Securities Trust 2004-2, Floating Rate Note, 8/25/34	250,620
160,041	0.74	Bear Stearns Asset Backed Securities Trust 2004-SD3, Floating Rate Note, 9/25/34	157,116
88,207	0.57	Bear Stearns Asset Backed Securities Trust 2005-SD1, Floating Rate Note, 8/25/43	86,974
1,718,104	0.64	Bear Stearns Asset Backed Securities Trust 2005-SD2, Floating Rate Note, 3/25/35	1,709,194
280,563	0.57	Bear Stearns Asset Backed Securities Trust 2005-SD2, Floating Rate Note, 3/25/35	278,461
938,929	0.45	Bear Stearns Asset Backed Securities Trust 2006-1, Floating Rate Note, 2/25/36	931,886
593,615	0.91	Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 2/25/35	593,113
966,928	1.17	Bear Stearns Structured Products Trust 2007-EMX1, Floating Rate Note, 3/25/37 (144A)	947,654
3,000,000	0.56	BMW Floorplan Master Owner Trust, Floating Rate Note, 9/15/17 (144A)	3,004,353
1,508,551		BMW Vehicle Lease Trust 2013-1, 0.54%, 9/21/15	1,508,797
139,633	0.42	BNC Mortgage Loan Trust 2007-4, Floating Rate Note, 11/25/37	139,175
3,392,000	1.60	Cabela's Credit Card Master Note Trust, Floating Rate Note, 1/16/18 (144A)	3,393,611
2,150,000	0.68	Cabela's Credit Card Master Note Trust, Floating Rate Note, 2/18/20 (144A)	2,164,925
900,000	0.50	Cabela's Credit Card Master Note Trust, Floating Rate Note, 3/16/20	899,750
3,630,000	0.75	Cabela's Credit Card Master Note Trust, Floating Rate Note, 6/17/19 (144A)	3,641,217
2,475,000	0.85	Cabela's Credit Card Master Note Trust, Floating Rate Note, 9/17/18 (144A)	2,482,744
262,679		California Republic Auto Receivables Trust 2012-1, 1.18%, 8/15/17 (144A)	263,218
276,588		California Republic Auto Receivables Trust 2013-1, 1.41%, 9/17/18 (144A)	277,848
254,491	0.58	Capital Auto Receivables Asset Trust 2013-3, Floating Rate Note, 11/20/15	254,510
3,400,000	0.23	Capital One Multi-Asset Execution Trust, Floating Rate Note, 12/16/19	3,380,358
1,950,000	0.33	Capital One Multi-Asset Execution Trust, Floating Rate Note, 2/15/19	1,950,066
4,470,000	0.24	Capital One Multi-Asset Execution Trust, Floating Rate Note, 6/17/19	4,455,334
6,945,000	0.24	Capital One Multi-Asset Execution Trust, Floating Rate Note, 8/15/18	6,941,673
4,494,478	1.96	Carlyle High Yield Partners VII, Ltd., Floating Rate Note, 9/30/19	4,478,712
73,269		CarMax Auto Owner Trust 2011-1, 2.16%, 9/15/16	73,462
29,542		CarMax Auto Owner Trust 2011-3, 1.07%, 6/15/16	29,552
3,673,828	0.90	Carrington Mortgage Loan Trust Series 2005-NC1, Floating Rate Note, 2/26/35	3,671,576
45,588	0.57	Carrington Mortgage Loan Trust Series 2005-NC4, Floating Rate Note, 9/25/35	45,165
2,018,756	0.35	Carrington Mortgage Loan Trust Series 2006-OPT1, Floating Rate Note, 12/25/35	1,956,570
1,900,000		CCG Receivables Trust 2014-1, 1.06%, 11/14/21 (144A)	1,897,534
421,975		CCG Receivables Truste 2013-1, 1.05%, 4/14/20 (144A)	422,585
3,250,000	1.71	Cent CLO 16 LP, Floating Rate Note, 8/1/24 (144A)	3,225,173
372,006	3.65	Centex Home Equity Loan Trust 2003-A, Floating Rate Note, 3/25/33	371,456
19,494	0.91	Chase Funding Trust Series 2002-4, Floating Rate Note, 10/25/32	18,155
200,000		Chase Issuance Trust, 0.47%, 5/15/17	199,972
1,001,000		Chase Issuance Trust, 0.54%, 10/16/17	1,000,506
950,000		Chase Issuance Trust, 0.59%, 8/15/17	950,299
8,755,000		Chase Issuance Trust, 0.79%, 6/15/17	8,766,609
2,700,000	0.30	Chase Issuance Trust, Floating Rate Note, 10/16/17	2,698,366
2,500,000	0.40	Chase Issuance Trust, Floating Rate Note, 11/15/18	2,500,255
6,345,000	0.25	Chase Issuance Trust, Floating Rate Note, 2/15/17	6,344,575
1,350,000	0.20	Chase Issuance Trust, Floating Rate Note, 4/15/19	1,342,464
150,000	0.40	Chase Issuance Trust, Floating Rate Note, 4/15/19	149,049
3,000,000	0.37	Chase Issuance Trust, Floating Rate Note, 4/16/18	2,997,996
5,102,000	0.25	Chase Issuance Trust, Floating Rate Note, 5/15/17	5,099,704
9,130,000	0.28	Chase Issuance Trust, Floating Rate Note, 8/15/17	9,124,632
1,296,718	0.91	Chesapeake Funding LLC, Floating Rate Note, 11/7/23 (144A)	1,299,853
250,000	2.16	Chesapeake Funding LLC, Floating Rate Note, 11/7/23 (144A)	251,146
1,900,000	0.58	Chesapeake Funding LLC, Floating Rate Note, 3/7/26	1,899,151
1,123,580	1.41	Chesapeake Funding LLC, Floating Rate Note, 4/7/24 (144A)	1,128,880
1,394,154	0.61	Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)	1,396,231
200,000	1.31	Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)	200,892
2,500,000		CIT Equipment Collateral 2014-VT1, 1.03%, 5/22/17 (144A)	2,499,842
639,000		Citibank Credit Card Issuance Trust, 4.55%, 6/20/17	651,177
4,180,000		Citibank Credit Card Issuance Trust, 4.85%, 3/10/17	4,215,150
1,650,000		Citibank Credit Card Issuance Trust, 5.1%, 11/20/17	1,714,164
3,490,000	0.47	Citibank Credit Card Issuance Trust, Floating Rate Note, 11/7/18	3,486,238
9,931,000	0.40	Citibank Credit Card Issuance Trust, Floating Rate Note, 2/7/18	9,929,888
17,520,000	0.26	Citibank Credit Card Issuance Trust, Floating Rate Note, 4/24/17	17,508,367
6,500,000	1.36	Citibank Credit Card Issuance Trust, Floating Rate Note, 5/22/17	6,525,252
3,500,000	0.36	Citibank Credit Card Issuance Trust, Floating Rate Note, 5/9/18	3,500,000
2,255,587	0.37	Citigroup Mortgage Loan Trust 2006-SHL1, Floating Rate Note, 11/25/46 (144A)	2,180,677
1,876,002	0.99	Citigroup Mortgage Loan Trust Series 2004-OPT1 Asset Backed Pass-Through Certifi, Floating Rate Note, 10/25/34	1,875,670
239,302	1.18	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 11/25/34	221,652
3,556	0.57	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 5/25/35 (144A)	3,549
2,925,000	0.92	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 5/25/35 (144A)	2,840,997
1,096,679	0.34	CLI Funding LLC, Floating Rate Note, 8/18/21 (144A)	1,091,553
309,550		CNH Equipment Trust 2011-A, 2.04%, 10/17/16	309,729
2,310,000		CNH Equipment Trust 2012-A, 2.09%, 8/15/18	2,341,444
1,778,791		CNH Equipment Trust 2013-A, 0.69%, 6/15/18	1,778,457
582,904		CNH Equipment Trust 2013-C, 0.63%, 1/17/17	583,052
1,550,000	0.76	CNH Wholesale Master Note Trust, Floating Rate Note, 8/15/19 (144A)	1,553,453
2,100,000	2.06	Colony American Homes 2014-2, Floating Rate Note, 7/19/31 (144A)	2,046,028
6,209		Conseco Financial Corp., 7.05%, 1/15/19	6,378
4,116	0.53	Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36	4,115
2,218,876	1.00	Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/34	2,213,021
280,862	0.76	Countrywide Asset-Backed Certificates, Floating Rate Note, 11/25/35	277,386
1,656,429	1.06	Countrywide Asset-Backed Certificates, Floating Rate Note, 3/25/35	1,643,671
385,967	0.92	Countrywide Asset-Backed Certificates, Floating Rate Note, 5/25/35	384,817
272,197	0.98	Countrywide Asset-Backed Certificates, Floating Rate Note, 5/25/35	271,333
189,025	0.85	Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/33 (144A)	182,036
42,217	1.07	Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/33 (144A)	40,395
200,553	0.65	Countrywide Asset-Backed Certificates, Floating Rate Note, 9/25/35	199,939
376,021		CPS Auto Receivables Trust 2013-B, 1.82%, 9/15/20 (144A)	375,333
501,235		CPS Auto Receivables Trust 2014-A, 1.21%, 8/15/18	499,904
2,001,778		CPS Auto Receivables Trust 2014-C, 1.31%, 2/15/19 (144A)	1,996,108
403,293		CPS Auto Trust, 1.48%, 3/16/20 (144A)	403,337
405,801		CPS Auto Trust, 1.82%, 12/16/19 (144A)	408,074
2,196,719		Credit Acceptance Auto Loan Trust 2012-2, 1.52%, 3/16/20 (144A)	2,201,299
2,000,000		Credit Acceptance Auto Loan Trust 2012-2, 2.21%, 9/15/20 (144A)	2,014,530
1,000,000		Credit Acceptance Auto Loan Trust 2013-1, 1.21%, 10/15/20 (144A)	1,000,294
167,247	0.43	Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 10/27/36 (144A)	164,464
677,994	0.83	Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 7/25/34	677,323
4,500,000	0.47	Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 7/25/36	4,419,792
1,177,929	1.22	CWABS Asset-Backed Certificates Trust 2004-7, Floating Rate Note, 12/25/34	1,171,135
153,786	5.15	CWABS Asset-Backed Certificates Trust 2005-1, Floating Rate Note, 2/25/33	154,790
13,809	0.60	CWABS Asset-Backed Certificates Trust 2005-1, Floating Rate Note, 6/25/35	13,807
733,649	1.06	CWABS Inc Asset-Backed Certificates Trust 2004-6, Floating Rate Note, 11/25/34	728,328
698,252	0.94	CWABS Inc Asset-Backed Certificates Trust 2004-6, Floating Rate Note, 11/25/34	692,597
49,539	0.42	CWABS Master Trust Series 2003-D Subtrust, Floating Rate Note, 6/15/29	49,335
800,000		Dell Equipment Finance Trust 2014-1, 0.64%, 7/22/16 (144A)	799,868
894		Delta Funding Home Equity Loan Trust 1997-2, 7.04%, 6/25/27	911
108,257		Direct Capital Funding V LLC, 1.673%, 12/20/17 (144A)	108,387
3,125,000		Discover Card Execution Note Trust, 0.69%, 8/15/18	3,121,084
3,000,000		Discover Card Execution Note Trust, 0.81%, 8/15/17	3,001,410
1,700,000		Discover Card Execution Note Trust, 0.86%, 11/15/17	1,702,548
1,345,000	0.35	Discover Card Execution Note Trust, Floating Rate Note, 1/16/18	1,344,781
3,915,000	0.33	Discover Card Execution Note Trust, Floating Rate Note, 10/15/18	3,912,447
6,550,000	0.73	Discover Card Execution Note Trust, Floating Rate Note, 3/15/18	6,563,585
1,283,426	3.08	Drug Royalty II LP 2, Floating Rate Note, 7/15/23 (144A)	1,290,867
2,174,537	1.07	Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/26/37 (144A)	2,138,720
496,513	1.07	Ellington Loan Acquisition Trust 2007-2, Floating Rate Note, 5/26/37 (144A)	491,379
955,621	0.64	Encore Credit Receivables Trust 2005-3, Floating Rate Note, 10/25/35	953,644
1,279,791		Enterprise Fleet Financing LLC, 0.72%, 4/20/18 (144A)	1,280,318
1,992,395		Enterprise Fleet Financing LLC, 0.87%, 9/20/19	1,991,666
1,800,000		Enterprise Fleet Financing LLC, 0.93%, 4/20/18 (144A)	1,801,379
1,005,514	0.49	Equity One Mortgage Pass-Through Trust 2004-3, Floating Rate Note, 7/25/34	868,076
26,450		EquiVantage Home Equity Loan Trust 1997-1, 8.05%, 3/25/28 (Step)	26,484
95,576		Exeter Automobile Receivables Trust 2012-2, 1.3%, 6/15/17 (144A)	95,660
1,000,000		Exeter Automobile Receivables Trust 2012-2, 3.06%, 7/16/18 (144A)	1,007,383
1,000,384		Exeter Automobile Receivables Trust 2014-2, 1.06%, 8/15/18	998,799
1,391,553	2.17	Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 10/25/23	1,398,246
747,743		Federal Home Loan Banks, 2.9%, 4/20/17	770,609
533,625	1.25	Fieldstone Mortgage Investment Trust Series 2005-1, Floating Rate Note, 3/25/35	533,772
15,029		Fifth Third Auto Trust 2013-1, 0.59%, 3/15/16	15,030
1,700,000	0.38	Fifth Third Auto Trust 2014-3, Floating Rate Note, 5/15/17	1,700,003
2,089,868	0.67	First Franklin Mortgage Loan Trust 2005-FFH3, Floating Rate Note, 9/25/35	2,079,363
336,126	0.43	First Franklin Mortgage Loan Trust Series 2005-FF12, Floating Rate Note, 11/25/36	331,772
21,688		First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)	21,729
2,140,800		First Investors Auto Owner Trust 2013-2, 1.23%, 3/15/19 (144A)	2,144,118
93,929		First Investors Auto Owner Trust 2013-3, 0.89%, 9/15/17 (144A)	93,937
2,100,000		First Investors Auto Owner Trust 2014-2, 0.86%, 8/15/18 (144A)	2,096,709
2,000,000		First Investors Auto Owner Trust 2014-3, 1.06%, 11/15/18 (144A)	1,996,316
113,855	0.57	First NLC Trust 2005-2, Floating Rate Note, 9/25/35	113,308
2,500,000	0.52	Firstmac Mortgage Funding Trust Series 1A-2014, Floating Rate Note, 6/26/15 (144A)	2,500,172
1,099,898	0.63	Flagstar Home Equity Loan Trust 2005-1, Floating Rate Note, 6/25/18 (144A)	1,091,536
587,153		FNA 2013-1 Trust, 1.98%, 1/10/18	588,327
2,500,000		FNA 2014-1 Trust, 1.296%, 2/10/22 (144A)	2,498,438
1,190,723	0.48	Foothill CLO, Ltd., Floating Rate Note, 2/22/21 (144A)	1,183,152
76,342	0.43	Ford Credit Auto Lease Trust 2013-B, Floating Rate Note, 1/15/16	76,358
2,150,000	0.32	Ford Credit Auto Lease Trust 2014-B, Floating Rate Note, 3/15/17	2,147,725
162,676		Ford Credit Auto Owner Trust 2011-A, 1.65%, 5/15/16	162,818
96,685		Ford Credit Auto Owner Trust 2013-C, 0.55%, 4/15/16	96,685
881,783		Ford Credit Auto Owner Trust 2014-A, 0.48%, 11/15/16	881,696
74,119		Ford Credit Auto Owner Trust, 1.35%, 12/15/16	74,308
350,000	0.54	Ford Credit Floorplan Master Owner Trust A, Floating Rate Note, 1/15/18	350,129
900,000	0.56	Ford Credit Floorplan Master Owner Trust A, Floating Rate Note, 2/15/19	900,448
278,744	0.48	Fore CLO, Ltd., Floating Rate Note, 7/20/19 (144A)	278,269
553,000	2.08	Four Corners CLO II, Ltd., Floating Rate Note, 1/26/20 (144A)	529,270
1,782,436	1.61	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 11/25/23	1,777,198
4,875,390	1.52	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 8/25/24	4,863,407
632,636	0.81	Fremont Home Loan Trust 2005-B, Floating Rate Note, 4/25/35	631,050
743,814	0.47	Gale Force 3 CLO, Ltd., Floating Rate Note, 4/19/21 (144A)	735,625
1,069,031	0.53	GE Business Loan Trust 2003-2 REMICS, Floating Rate Note, 11/15/31 (144A)	1,027,974
730,481	0.45	GE Business Loan Trust 2004-1, Floating Rate Note, 5/15/32 (144A)	707,681
2,715,013	0.34	GE Business Loan Trust 2006-2, Floating Rate Note, 11/15/34 (144A)	2,585,146
888,000	0.60	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 10/20/17	887,928
2,700,000	0.60	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 10/20/19	2,696,219
350,000	0.72	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 2/21/17	350,060
1,190,000	0.56	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 4/20/18	1,188,434
2,000,000	0.64	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 6/20/17	2,000,864
500,000	1.06	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 6/20/17	500,072
2,670,000	0.54	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 7/22/19	2,667,421
305,477		GE Equipment Small Ticket LLC Series 2013-1, 0.73%, 1/25/16 (144A)	305,739
1,900,000		GE Equipment Small Ticket LLC Series 2014-1, 1.59%, 8/24/16	1,899,430
826,419		GE Equipment Transportation LLC Series 2013-2, 0.61%, 6/24/16	826,973
2,633,181		GLC Trust 2013-1, 3.0%, 7/15/21 (144A)	2,616,723
1,124,632		Global Container Assets 2013-1, Ltd., 2.2%, 11/5/28 (144A)	1,122,351
4,223,677		GMAT 2013-1 Trust, 3.9669%, 8/25/53 (Step)	4,253,546
4,300,000	0.40	Golden Credit Card Trust, Floating Rate Note, 2/15/18 (144A)	4,298,529
715,000	0.58	Golden Credit Card Trust, Floating Rate Note, 9/15/18 (144A)	715,426
3,605,000	0.85	Gracechurch Card Funding Plc, Floating Rate Note, 2/15/17 (144A)	3,606,420
1,300,000	1.00	Gracechurch Card Funding Plc, Floating Rate Note, 5/15/19 (144A)	1,311,972
2,200,000	0.85	Gracechurch Card Funding Plc, Floating Rate Note, 6/15/17 (144A)	2,203,652
533,547	0.84	GreenPoint Mortgage Funding Trust 2005-HE1, Floating Rate Note, 9/25/34	531,142
311,859	0.82	GSAA Home Equity Trust 2004-11, Floating Rate Note, 12/25/34	303,669
504,360	0.42	GSAA Home Equity Trust 2005-11, Floating Rate Note, 10/25/35	500,168
1,649,689	0.95	GSAA Trust, Floating Rate Note, 6/25/35	1,636,081
3,418,160	0.82	GSAMP Trust 2004-SEA2, Floating Rate Note, 3/25/34	3,414,732
407,900	0.91	GSAMP Trust 2005-HE1, Floating Rate Note, 12/25/34	398,799
141,639	0.52	GSAMP Trust 2005-HE6, Floating Rate Note, 11/25/35	139,405
1,261,968	0.37	GSAMP Trust 2006-HE1, Floating Rate Note, 1/25/36	1,237,329
949,643	0.63	GSAMP Trust 2006-SD1, Floating Rate Note, 7/25/45	945,712
1,943,907	0.47	GSAMP Trust 2006-SEA1, Floating Rate Note, 5/25/36 (144A)	1,921,026
1,136,944	1.52	GSRPM Mortgage Loan Trust 2003-2, Floating Rate Note, 6/25/33	1,092,686
1,085,732	0.47	GSRPM Mortgage Loan Trust 2006-1, Floating Rate Note, 3/25/35 (144A)	1,066,283
792,210	0.47	GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)	750,324
500,000	1.98	Harch CLO III, Ltd., Floating Rate Note, 4/17/20 (144A)	485,396
190,000		Harley-Davidson Motorcycle Trust 2011-1, 2.12%, 8/15/17	191,476
844,386		Harley-Davidson Motorcycle Trust 2012-1, 0.68%, 4/17/17	844,736
49,649		Hercules Capital Funding Trust 2012-1, 3.32%, 12/16/17 (144A)	49,867
1,100,000	0.56	Hertz Fleet Lease Funding LP, Floating Rate Note, 4/10/28 (144A)	1,098,956
1,000,000	2.49	Hewett's Island CDO, Ltd., Floating Rate Note, 6/9/19 (144A)	997,368
4,240,000		HLSS Servicer Advance Receivables Backed Notes Series 2013-T2, 1.1472%, 5/16/44 (144A)	4,235,760
3,750,000		HLSS Servicer Advance Receivables Trust, 1.2437%, 1/17/45	3,750,000
5,600,000		HLSS Servicer Advance Receivables Trust, 1.4953%, 1/16/46 (144A)	5,595,520
3,021,480	0.64	Home Equity Asset Trust 2005-6, Floating Rate Note, 12/25/35	3,014,063
2,047,822	0.55	Home Equity Asset Trust 2005-7, Floating Rate Note, 1/25/36	2,037,237
326,915	0.34	Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36	320,879
1,907,689	0.28	Home Equity Asset Trust 2006-8, Floating Rate Note, 3/25/37	1,880,018
7,219	0.44	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-C, Floating Rate Note, 10/25/35	7,213
1,660,130	0.59	HomeBanc Mortgage Trust 2005-2, Floating Rate Note, 5/25/25	1,651,482
1,190,786	0.63	Homestar Mortgage Acceptance Corp., Floating Rate Note, 1/25/35	1,185,475
266,743		Honda Auto Receivables 2012-2 Owner Trust, 0.7%, 2/16/16	266,851
2,707,601		Honda Auto Receivables 2012-4 Owner Trust, 0.52%, 8/18/16	2,707,817
272,745		Honda Auto Receivables 2013-1 Owner Trust, 0.48%, 11/21/16	272,704
959,000		Honda Auto Receivables 2013-2 Owner Trust, 0.53%, 2/16/17	958,982
2,393,824		Honda Auto Receivables 2014-1 Owner Trust, 0.41%, 9/21/16	2,392,857
1,195,735		Horizon Funding Trust 2013-1, 3.0%, 5/15/18 (144A)	1,200,966
80,509	0.32	HSBC Home Equity Loan Trust USA 2006-2, Floating Rate Note, 3/20/36	79,879
7,182,571	0.41	HSBC Home Equity Loan Trust USA 2006-3, Floating Rate Note, 3/20/36	7,125,440
841,574	0.40	HSBC Home Equity Loan Trust USA 2006-4, Floating Rate Note, 3/20/36	836,229
43,278	1.32	HSBC Home Equity Loan Trust USA 2007-3, Floating Rate Note, 11/20/36	43,336
3,253,405	1.37	HSBC Home Equity Loan Trust USA 2007-3, Floating Rate Note, 11/20/36	3,249,651
530,462	0.36	HSI Asset Securitization Corp. Trust 2006-OPT1, Floating Rate Note, 12/25/35	519,821
3,158,561		Hyundai Auto Receivables Trust 2012-A, 0.95%, 12/15/16	3,164,452
92,925		Hyundai Auto Receivables Trust 2014-B, 0.44%, 2/15/17	92,865
292,182	1.16	Hyundai Capital Auto Funding VIII, Ltd., Floating Rate Note, 9/20/16 (144A)	292,270
2,100,000	1.76	Invitation Homes 2014-SFR2 Trust, Floating Rate Note, 9/18/31 (144A)	2,085,068
2,000,000	1.36	Invitation Homes Trust, Floating Rate Note, 12/17/31 (144A)	1,988,753
1,044,305	0.46	Inwood Park CDO, Ltd., Floating Rate Note, 1/20/21 (144A)	1,039,820
3,867,801	0.39	Irwin Home Equity Loan Trust 2005-1, Floating Rate Note, 6/25/25	3,583,356
1,831,730	1.67	Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28	1,813,704
3,357,322	0.64	Irwin Whole Loan Home Equity Trust 2005-B, Floating Rate Note, 12/25/29	3,292,543
574,986	0.51	IXIS Real Estate Capital Trust 2005-HE4, Floating Rate Note, 2/25/36	564,564
19,863		John Deere Owner Trust 2013-B, 0.55%, 1/15/16	19,866
1,131,053	0.39	JP Morgan Mortgage Acquisition Corp 2005-FRE1, Floating Rate Note, 10/25/35	1,112,556
799,597	0.32	JP Morgan Mortgage Acquisition Trust 2006-ACC1, Floating Rate Note, 5/25/36	788,082
105,734	0.53	KeyCorp Student Loan Trust 2004-A, Floating Rate Note, 10/28/41	101,232
650,000	1.68	KKR Financial CLO 2007-1, Ltd., Floating Rate Note, 5/15/21 (144A)	642,700
800,000		Kubota Credit Owner Trust 2014-1, 0.58%, 2/15/17	799,736
908,795	0.42	Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)	857,471
2,500,000	1.23	Lockwood Grove CLO, Ltd., Floating Rate Note, 1/25/24 (144A)	2,500,000
344,288	2.42	Madison Avenue Manufactured Housing Contract Trust 2002-A, Floating Rate Note, 3/25/32	344,205
1,050,000	0.58	Master Credit Card Trust II, Floating Rate Note, 1/22/18 (144A)	1,050,653
1,672,831	0.81	MASTR Adjustable Rate Mortgages Trust 2004-11, Floating Rate Note, 11/25/34	1,661,555
30,423	1.14	Mastr Asset Backed Securities Trust 2004-HE1, Floating Rate Note, 9/25/34	30,413
33,248	0.42	Mastr Asset Backed Securities Trust 2005-FRE1, Floating Rate Note, 10/25/35	33,220
2,079,678	0.40	Mastr Asset Backed Securities Trust 2006-AB1 REMICS, Floating Rate Note, 2/25/36	2,065,871
2,834,094	0.36	Mastr Asset Backed Securities Trust 2006-NC1, Floating Rate Note, 1/25/36	2,793,932
4,198,221	0.46	Mastr Specialized Loan Trust, Floating Rate Note, 1/25/36 (144A)	4,083,924
1,781,374	0.33	Mercedes Benz Auto Lease Trust 2014-A, Floating Rate Note, 6/15/16	1,779,793
1,586,946	0.63	Morgan Stanley ABS Capital I Inc Trust 2004-SD3, Floating Rate Note, 6/25/34 (144A)	1,588,665
38,452	0.95	Morgan Stanley ABS Capital I Inc Trust 2005-HE3, Floating Rate Note, 7/25/35	38,441
58,525	0.49	Morgan Stanley ABS Capital I Inc Trust 2005-HE6, Floating Rate Note, 11/25/35	57,223
69,693	0.87	Morgan Stanley ABS Capital I Inc Trust 2005-WMC3, Floating Rate Note, 3/25/35	69,469
1,770,863	0.80	Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2, Floating Rate Note, 3/25/35	1,754,245
175,343	0.25	Morgan Stanley Structured Trust, Floating Rate Note, 6/25/37	173,004
677,100	0.66	Motor 2013-1 Plc, Floating Rate Note, 2/25/21 (144A)	677,790
1,744,342		Nations Equipment Finance Funding II LLC, 1.558%, 7/20/18 (144A)	1,744,342
2,250,000		Nationstar Agency Advance Funding Trust 2013-T1A, 0.997%, 2/15/45 (144A)	2,249,190
605,563	0.32	Nationstar Home Equity Loan Trust 2007-A, Floating Rate Note, 3/25/37	589,766
827,482		Navitas Equipment Receivables LLC 2013-1, 1.95%, 11/15/16	827,951
3,000,000	1.67	NCF Dealer Floorplan Master Trust, Floating Rate Note, 10/20/20 (144A)	2,995,035
486,530	0.30	Nelnet Student Loan Trust 2005-1, Floating Rate Note, 10/26/20	485,573
803,247	0.87	New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35	804,350
463,430		Nissan Auto Lease 2013-A, 0.45%, 9/15/15	463,415
465,791	0.42	Nissan Auto Lease Trust 2013-B, Floating Rate Note, 1/15/16	465,817
12,688		Nissan Auto Receivables 2012-A Owner Trust, 0.73%, 5/16/16	12,696
2,443,242		Nissan Auto Receivables 2013-A Owner Trust, 0.5%, 5/15/17	2,443,554
3,395,000	0.62	Nissan Master Owner Trust Receivables, Floating Rate Note, 5/15/17	3,397,797
130,034	0.38	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-HE1, Floating Rate Note, 2/25/36	129,675
433,247	0.95	NovaStar Mortgage Funding Trust Series 2003-1, Floating Rate Note, 5/25/33	423,218
2,443,000	1.82	NovaStar Mortgage Funding Trust Series 2004-4, Floating Rate Note, 3/25/35	2,401,545
418,094	1.25	NovaStar Mortgage Funding Trust Series 2004-4, Floating Rate Note, 3/25/35	418,310
1,097,759		NYCTL 2014-A Trust, 1.03%, 11/10/27 (144A)	1,097,073
1,287,714		Oak Hill Advisors Residential Loan Trust 2014-NPL1, 2.8828%, 5/25/54 (Step) (144A)	1,289,122
3,474,688		OAK Hill Advisors Residential Loan Trust 2014-NPL2, 3.475%, 4/25/54 (Step) (144A)	3,474,518
3,039,918	0.97	Option One Mortgage Loan Trust 2005-1, Floating Rate Note, 2/25/35	2,978,812
1,635,623	0.43	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, Floating Rate Note, 11/25/35	1,613,665
42,712		Option One Mortgage Loan Trust 2007-FXD2, 5.9%, 3/25/37 (Step)	38,335
1,175,139	1.29	Option One Woodbridge Loan Trust 2002-1, Floating Rate Note, 3/25/32 (144A)	1,162,362
997,877	5.46	Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35	1,021,448
2,500,000		Oscar US Funding Trust 2014-1, 1.0%, 8/15/17 (144A)	2,495,678
615,428	0.46	Ownit Mortgage Loan Trust Series 2005-5, Floating Rate Note, 10/25/36	605,641
1,349,859	1.19	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WCW, Floating Rate Note, 9/25/34	1,339,375
1,439,940	1.11	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2004-WHQ2, Floating Rate Note, 2/25/35	1,437,704
311,327	0.43	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-WHQ4, Floating Rate Note, 9/25/35	296,391
469,867	1.11	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-MCW, Floating Rate Note, 10/25/34	468,129
175,414	1.10	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-WCW2, Floating Rate Note, 10/25/34	175,397
2,471,209	0.54	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4, Floating Rate Note, 9/25/35	2,456,941
2,000,000	0.51	Pepper Residential Securities Trust, Floating Rate Note, 4/10/15 (144A)	1,999,840
2,000,000	0.47	Pepper Residential Securities Trust, Floating Rate Note, 7/24/15 (144A)	2,000,220
1,400,000	0.76	PFS Financing Corp., Floating Rate Note, 10/15/19 (144A)	1,400,003
1,700,000	1.01	PFS Financing Corp., Floating Rate Note, 10/15/19 (144A)	1,700,003
3,240,000	0.71	PFS Financing Corp., Floating Rate Note, 2/15/18 (144A)	3,239,187
3,490,000	0.76	PFS Financing Corp., Floating Rate Note, 2/15/19 (144A)	3,497,538
1,011,348		PFS Tax Lien Trust 2014-1, 1.44%, 5/15/29	1,011,879
1,822,373		Prestige Auto Receivables Trust 2014-1, 0.97%, 3/15/18 (144A)	1,822,595
1,800,000		Progreso Receivables Funding I LLC, 4.0%, 7/9/18 (144A)	1,811,250
4,750,000		Progreso Receivables Funding II LLC, 3.5%, 7/8/19 (144A)	4,752,969
2,214,222	0.83	Quest Trust REMICS, Floating Rate Note, 3/25/34 (144A)	2,157,474
1,125,574	1.12	RAAC Series 2005-RP1 Trust, Floating Rate Note, 7/25/37 (144A)	1,111,513
621,606	0.82	RAAC Series 2005-RP2 Trust, Floating Rate Note, 6/25/35 (144A)	622,159
1,404,454	0.97	RAAC Series 2005-RP3 Trust, Floating Rate Note, 5/25/39 (144A)	1,372,163
450,308	0.47	RAAC Series 2006-RP1 Trust, Floating Rate Note, 10/25/45 (144A)	447,674
2,456,262	0.42	RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)	2,427,116
1,086,186	1.10	RAMP Series 2004-RS11 Trust, Floating Rate Note, 11/25/34	1,071,833
365,471	0.65	RAMP Series 2004-RZ1 Trust, Floating Rate Note, 3/25/34	362,607
372,337	0.58	RAMP Series 2005-EFC4 Trust, Floating Rate Note, 9/25/35	371,512
744,405	0.67	RAMP Series 2005-RS6 Trust, Floating Rate Note, 6/25/35	736,904
323,958	0.36	RAMP Series 2006-NC1 Trust, Floating Rate Note, 1/25/36	322,738
2,370,225	0.33	RAMP Series 2006-RZ3 Trust, Floating Rate Note, 10/25/35	2,345,804
2,266,086	0.95	RASC Series 2004-KS10 Trust, Floating Rate Note, 11/25/34	2,263,458
19,884	0.65	RASC Series 2005-EMX2 Trust, Floating Rate Note, 7/25/35	19,861
217,667	0.81	RASC Series 2005-KS3 Trust, Floating Rate Note, 4/25/35	217,783
1,500,000	0.46	Resimac MBS Trust, Floating Rate Note, 3/7/15 (144A)	1,500,078
613,438	1.67	RFSC Series 2003-RP2 Trust, Floating Rate Note, 7/25/41 (144A)	610,346
69,497	0.65	Salomon Brothers Mortgage Securities VII, Inc., Floating Rate Note, 3/25/28	68,675
125,313	1.07	Salomon Mortgage Loan Trust Series 2001-CB4, Floating Rate Note, 11/25/33	124,061
768,008		Santander Drive Auto Receivables Trust 2011-2, 3.28%, 6/15/16	770,123
26,498		Santander Drive Auto Receivables Trust 2012-5, 0.83%, 12/15/16	26,501
1,110,794	0.72	SASCO Mortgage Loan Trust 2005-GEL1, Floating Rate Note, 12/25/34	1,082,307
469,354	0.73	SASCO Mortgage Loan Trust 2005-GEL2, Floating Rate Note, 4/25/35	463,731
315,646	2.64	SASCO Mortgage Pass-Through Certificates Series 2004-S4, Floating Rate Note, 12/25/34	315,564
1,891,573	0.63	Saxon Asset Securities Trust 2005-3, Floating Rate Note, 11/25/35	1,857,116
1,408,077	0.40	Saxon Asset Securities Trust 2005-4, Floating Rate Note, 11/25/37	1,384,619
917,696	0.52	SBI Home Equity Loan Trust 2006-1, Floating Rate Note, 8/25/36 (144A)	893,534
3,378,000	2.21	Silver Bay Realty 2014-1 Trust, Floating Rate Note, 9/18/31 (144A)	3,311,663
900,000		Small Business Administration Participation Certificates, 0.58%, 10/17/16 (144A)	899,897
846,668		SMART Trust/Australia, 1.59%, 10/14/16 (144A)	850,585
2,283,001	0.59	SMART Trust/Australia, Floating Rate Note, 1/17/17	2,279,596
1,223,868	0.46	SMART Trust/Australia, Floating Rate Note, 8/15/16	1,223,910
1,205,618	0.61	SMART Trust/Australia, Floating Rate Note, 9/14/16	1,204,962
199,309		SNAAC Auto Receivables Trust 2013-1, 1.14%, 7/16/18 (144A)	199,489
497,893		SNAAC Auto Receivables Trust 2014-1, 1.03%, 9/17/18 (144A)	497,737
1,329,328		SNAAC Auto Receivables Trust, 4.38%, 6/15/17 (144A)	1,334,280
2,000,000	0.89	Soundview Home Loan Trust 2005-DO1, Floating Rate Note, 5/25/35	1,985,622
21,973	0.84	Soundview Home Loan Trust 2005-DO1, Floating Rate Note, 5/25/35	21,963
784,909	0.43	Soundview Home Loan Trust 2005-OPT4, Floating Rate Note, 12/25/35	771,450
498,430	0.56	Specialty Underwriting & Residential Finance Trust Series 2005-AB2, Floating Rate Note, 6/25/36	492,959
385,954	0.37	Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Floating Rate Note, 12/25/36	382,556
3,640,376	0.47	Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Floating Rate Note, 12/25/36	3,526,148
2,100,000		Springleaf Funding Trust 2013-A, 2.58%, 9/15/21 (144A)	2,106,046
621,627		Stanwich Mortgage Loan Trust, 2.9814%, 2/16/43 (144A)	618,518
2,329,311	0.89	Structured Asset Investment Loan Trust 2005-6, Floating Rate Note, 7/25/35	2,307,590
1,087,635	0.37	Structured Asset Investment Loan Trust 2006-1, Floating Rate Note, 1/25/36	1,057,655
1,655,951	0.47	Structured Asset Securities Corp Mortgage Loan Trust 2005-S7, Floating Rate Note, 12/25/35 (144A)	1,610,439
2,834,121	0.32	Structured Asset Securities Corp Mortgage Loan Trust 2006-EQ1, Floating Rate Note, 7/25/36	2,763,157
2,038,613	0.39	Structured Asset Securities Corp Mortgage Loan Trust 2006-GEL4, Floating Rate Note, 10/25/36 (144A)	2,019,503
103,829	0.23	Structured Asset Securities Corp Mortgage Loan Trust 2007-BC3, Floating Rate Note, 6/25/37	103,535
1,062,206	0.47	Structured Asset Securities Corp Mortgage Loan Trust 2007-TC1, Floating Rate Note, 4/25/31 (144A)	1,014,045
3,014,199		Sunset Mortgage Loan Co 2014-NPL2 LLC, 3.721%, 11/16/44 (Step) (144A)	3,022,797
2,900,000	1.46	SWAY Residential 2014-1 Trust, Floating Rate Note, 1/17/20 (144A)	2,891,678
900,000		Synchrony Credit Card Master Note Trust, 1.03%, 1/15/18	900,176
849,000		Synchrony Credit Card Master Note Trust, 1.51%, 6/15/18	852,736
1,600,000		Synchrony Credit Card Master Note Trust, 3.69%, 3/15/18	1,610,142
3,600,000	0.45	Synchrony Credit Card Master Note Trust, Floating Rate Note, 6/15/18	3,599,172
2,760,000	0.83	T2 Income Fund CLO, Ltd., Floating Rate Note, 7/15/19 (144A)	2,759,263
166,667	0.36	TAL Advantage I LLC, Floating Rate Note, 4/20/21 (144A)	165,423
1,191,552		TAL Advantage V LLC, 1.7%, 5/20/39 (144A)	1,183,499
739,447	1.11	Terwin Mortgage Trust Series TMTS 2003-8HE, Floating Rate Note, 12/25/34	718,991
488,369	0.62	Terwin Mortgage Trust Series TMTS 2005-10HE, Floating Rate Note, 6/25/36	478,221
664,789		Toyota Auto Receivables 2013-B Owner Trust, 0.48%, 2/15/16	664,872
1,770,000		Toyota Auto Receivables 2014-C Owner Trust, 0.51%, 2/15/17	1,769,296
3,079,000	1.41	Trade MAPS 1, Ltd., Floating Rate Note, 12/10/18 (144A)	3,077,802
1,556,000	2.56	Trafigura Securitisation Finance Plc, Floating Rate Note, 10/15/15 (144A)	1,562,426
1,400,000	1.11	Trafigura Securitisation Finance Plc. 2014-1, Floating Rate Note, 4/16/18 (144A)	1,400,553
185,713	0.62	Trimaran CLO V, Ltd., Floating Rate Note, 3/15/18 (144A)	185,651
26,813	0.31	Triton Container Finance LLC, Floating Rate Note, 2/26/19 (144A)	26,786
852,789	1.87	Truman Capital Mortgage Loan Trust, Floating Rate Note, 1/25/34	843,318
1,060,597		United Auto Credit Securitization Trust 2013-1, 1.74%, 4/15/16 (144A)	1,061,764
3,000,000		United Auto Credit Securitization Trust 2014-1, 0.74%, 6/15/16 (144A)	2,999,623
2,578,524	2.17	Velocity Commercial Capital Loan Trust 2014-1, Floating Rate Note, 9/25/44 (144A)	2,552,739
351,948		Volkswagen Auto Lease Trust 2013-A, 0.63%, 12/21/15	352,036
460,062	0.42	Volkswagen Auto Lease Trust 2013-A, Floating Rate Note, 12/21/15	460,112
4,326,191		Volkswagen Auto Lease Trust 2014-A, 0.52%, 10/20/16	4,326,849
1,120,775	0.38	Volkswagen Auto Lease Trust 2014-A, Floating Rate Note, 10/20/16	1,120,043
1,500,000		VOLT XIX LLC, 3.875%, 4/26/55 (Step)	1,498,500
295,000		Volvo Financial Equipment LLC Series 2012-1, 2.38%, 9/16/19 (144A)	298,044
61,246		Volvo Financial Equipment LLC Series 2013-1, 0.53%, 11/16/15 (144A)	61,238
1,410,000		Volvo Financial Equipment LLC Series 2013-1, 0.74%, 3/15/17 (144A)	1,411,197
1,677,804		Volvo Financial Equipment LLC Series 2014-1, 0.54%, 11/15/16 (144A)	1,677,200
64,395	0.58	Wells Fargo Home Equity Asset-Backed Securities 2005-2 Trust, Floating Rate Note, 11/25/35	64,293
818,684	0.55	Wells Fargo Home Equity Asset-Backed Securities 2005-3 Trust, Floating Rate Note, 12/25/35	809,355
495,889		Westgate Resorts 2012-2 LLC, 9.0%, 1/21/25 (144A)	505,497
1,503,554		Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)	1,512,411
137,851		Westgate Resorts LLC, 2.5%, 3/20/25 (144A)	138,438
2,025,345		Westgate Resorts LLC, 9.5%, 2/20/25 (144A)	2,105,166
186,802		Westlake Automobile Receivables Trust 2013-1, 1.12%, 1/15/18 (144A)	186,999
1,000,000		Wheels SPV 2 LLC, 0.84%, 3/20/23 (144A)	1,000,092
31,979	0.45	Wilshire Mortgage Loan Trust, Floating Rate Note, 5/25/28	31,046
350,000		World Financial Network Credit Card Master Trust, 3.96%, 4/15/19	355,302
10,375,000	0.53	World Financial Network Credit Card Master Trust, Floating Rate Note, 12/16/19	10,379,067
20,682		World Omni Auto Receivables Trust 2013-B, 0.48%, 11/15/16	20,681
2,650,000	0.38	World Omni Auto Receivables Trust 2014-B, Floating Rate Note, 1/16/18	2,650,005
2,500,000	0.37	World Omni Automobile Lease Securitization Trust 2014-A, Floating Rate Note, 3/15/17	2,495,872
		TOTAL ASSET BACKED SECURITIES
		(Cost $681,380,898)	$703,586,568

		COLLATERALIZED MORTGAGE OBLIGATIONS - 31.3%
690,438		A10 Securitization 2013-1 LLC, 2.4%, 11/17/25 (144A)	$692,340
2,500,000	1.60	ACRE Commercial Mortgage Trust 2014-FL2, Floating Rate Note, 8/15/31 (144A)	2,494,777
5,350,000	1.16	ACRE Commercial Mortgage Trust 2014-FL2, Floating Rate Note, 8/15/31 (144A)	5,341,320
439,132	2.40	Adjustable Rate Mortgage Trust 2004-1, Floating Rate Note, 1/25/35	439,883
1,718,364	0.95	Adjustable Rate Mortgage Trust 2005-2, Floating Rate Note, 6/25/35	1,681,959
1,260,895	0.45	Adjustable Rate Mortgage Trust 2005-5, Floating Rate Note, 9/25/35	1,179,640
614,860	0.79	Alternative Loan Trust 2003-3T1, Floating Rate Note, 5/25/33	605,312
541,570		Alternative Loan Trust 2004-4CB, 4.25%, 4/25/34	550,867
2,283,351	0.74	Alternative Loan Trust 2004-6CB, Floating Rate Note, 4/25/34	2,214,663
1,000,000	1.06	Alternative Loan Trust 2004-J13, Floating Rate Note, 2/25/35	963,441
1,500,000	1.60	American Homes 4 Rent 2014-SFR1, Floating Rate Note, 6/17/31	1,471,486
2,356,986	0.45	ASG Resecuritization Trust 2010-3, Floating Rate Note, 12/29/45 (144A)	2,270,235
3,613,000	0.00	BAMLL Commercial Mortgage Securities Trust 2014-FL1, Floating Rate Note, 12/15/31	3,609,030
1,920,000	1.26	BAMLL Commercial Mortgage Securities Trust 2014-ICTS, Floating Rate Note, 6/15/28 (144A)	1,918,120
5,040,000	5.37	Banc of America Commercial Mortgage Trust 2006-1, Floating Rate Note, 9/10/45	5,167,270
3,590,000	5.46	Banc of America Commercial Mortgage Trust 2006-1, Floating Rate Note, 9/10/45	3,700,278
1,551,855	0.53	Banc of America Funding 2004-B Trust, Floating Rate Note, 12/20/34	1,513,392
1,036,860	4.86	Banc of America Merrill Lynch Commercial Mortgage, Inc. REMICS, Floating Rate Note, 7/10/43	1,040,976
6,180,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 4.933%, 7/10/45	6,238,327
7,795,541	5.12	Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 10/10/45	7,927,028
5,622,559	5.15	Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 9/10/47	5,738,541
103,123	3.03	Banc of America Mortgage 2003-A Trust, Floating Rate Note, 2/25/33	102,051
247,224	2.62	Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33	248,548
1,793,209	2.67	Banc of America Mortgage 2004-D Trust, Floating Rate Note, 5/25/34	1,794,994
416,948	2.50	Banc of America Mortgage 2004-I Trust, Floating Rate Note, 10/25/34	414,744
1,100,193		Bayview Opportunity Master Fund IIA Trust 2012-4NPL, 3.9496%, 1/28/34 (Step)	1,097,095
1,299,053	3.72	Bayview Opportunity Master Fund IIa Trust 2014-20NPL, Floating Rate Note, 8/28/44 (144A)	1,300,026
272,917	2.98	Bayview Opportunity Master Fund Trust, Floating Rate Note, 1/28/33 (144A)	273,436
2,076,749	2.78	BCAP LLC 2009-RR13-I Trust, Floating Rate Note, 9/26/35 (144A)	2,128,967
785,682	2.79	BCAP LLC 2013-RR3 Trust, Floating Rate Note, 5/28/36 (144A)	792,741
1,140,719	3.00	BCAP LLC 2013-RR7 Trust, Floating Rate Note, 12/27/34	1,185,769
58,663	2.68	Bear Stearns ALT-A Trust 2003-3, Floating Rate Note, 10/25/33	58,658
1,180,344	1.01	Bear Stearns ALT-A Trust 2004-11, Floating Rate Note, 11/25/34	1,155,427
2,137,667	0.87	Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35	2,081,365
1,354,639	1.01	Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35	1,231,548
3,328,296	1.01	Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35	3,225,402
3,307,407	0.87	Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35	3,220,340
496,406	0.91	Bear Stearns ALT-A Trust 2004-13, Floating Rate Note, 11/25/34	493,689
2,793,087	0.77	Bear Stearns ALT-A Trust 2004-4, Floating Rate Note, 6/25/34	2,674,836
1,056,191	0.87	Bear Stearns ALT-A Trust 2004-8, Floating Rate Note, 9/25/34	1,024,192
1,246,611	2.50	Bear Stearns ARM Trust 2003-3, Floating Rate Note, 5/25/33	1,250,585
392,996	2.76	Bear Stearns ARM Trust 2004-3, Floating Rate Note, 7/25/34	389,184
576,548	2.21	Bear Stearns ARM Trust 2005-5, Floating Rate Note, 8/25/35	582,716
294,074	1.27	Bear Stearns Asset Backed Securities Trust 2003-AC5, Floating Rate Note, 10/25/33	272,919
3,468,719	5.40	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR10, Floating Rate Note, 12/11/40	3,560,782
1,330,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8, 4.75%, 6/11/41	1,346,858
5,949,545		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9, 4.871%, 9/11/42	6,035,219
3,751,000	4.99	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9, Floating Rate Note, 9/11/42	3,839,527
697,309	4.93	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18, Floating Rate Note, 2/13/42	697,345
6,195,958	5.13	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, Floating Rate Note, 10/12/42	6,300,447
877,231		Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14, 5.171%, 12/11/38	896,009
451,926	2.64	Bear Stearns Mortgage Securities, Inc., Floating Rate Note, 6/25/30	460,806
1,375,000	1.91	Boca Hotel Portfolio Trust 2013-BOCA, Floating Rate Note, 8/17/26 (144A)	1,375,465
899,777		CAM Mortgage Trust 2014-2, 2.6%, 12/15/53 (Step) (144A)	899,692
3,300,000	2.01	Carefree Portfolio Trust 2014-CARE, Floating Rate Note, 11/15/29 (144A)	3,289,252
1,153,682	0.49	Castle Garden Funding, Floating Rate Note, 10/27/20 (144A)	1,152,583
3,066,998	5.40	CD 2005-CD1 Commercial Mortgage Trust, Floating Rate Note, 7/15/44	3,116,555
4,860,000	2.66	CDGJ Commercial Mortgage Trust 2014-BXCH, Floating Rate Note, 12/15/27 (144A)	4,861,555
1,050,000	1.36	CGBAM Commercial Mortgage Trust 2014-HD, Floating Rate Note, 2/18/31 (144A)	1,046,442
5,670,000	1.11	CG-CCRE Commercial Mortgage Trust 2014-FL1, Floating Rate Note, 6/16/31 (144A)	5,660,769
6,770,000	2.06	CGWF Commercial Mortgage Trust 2013-RKWH REMICS, Floating Rate Note, 11/15/30 (144A)	6,783,310
351,576		Chase Mortgage Finance Trust Series 2005-S1, 5.5%, 5/25/35	358,257
119,078	0.50	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-1, Floating Rate Note, 1/25/35 (144A)	105,484
56,672	0.47	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-3, Floating Rate Note, 8/25/35 (144A)	52,090
307,707	0.71	CHL Mortgage Pass-Through Trust 2003-11, Floating Rate Note, 5/25/33	301,798
571,203	0.66	CHL Mortgage Pass-Through Trust 2003-15 REMICS, Floating Rate Note, 6/25/18	565,503
52,879	0.56	CHL Mortgage Pass-Through Trust 2003-J7, Floating Rate Note, 8/25/18	51,464
4,908,722	0.70	CHL Mortgage Pass-Through Trust 2004-29, Floating Rate Note, 2/25/35	4,630,673
300,258	0.49	CIFC Funding 2007-I, Ltd., Floating Rate Note, 5/10/21 (144A)	296,624
15,078		Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-4, 5.0%, 7/25/20	15,693
1,148,392		Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-7, 5.0%, 10/25/35	1,179,903
341,400		Citigroup Commercial Mortgage Trust 2005-C3, 4.86%, 5/15/43	341,033
763,584	0.33	Citigroup Commercial Mortgage Trust 2007-FL3, Floating Rate Note, 4/15/22 (144A)	760,534
1,982,362	0.37	Citigroup Commercial Mortgage Trust 2007-FL3, Floating Rate Note, 4/15/22 (144A)	1,972,264
497,205	0.41	Citigroup Commercial Mortgage Trust 2007-FL3, Floating Rate Note, 4/15/22 (144A)	494,623
1,105,112	0.46	Citigroup Commercial Mortgage Trust 2007-FL3, Floating Rate Note, 4/15/22 (144A)	1,096,609
2,485,156		Citigroup Mortgage Loan Trust 2010-4 REMICS, 5.0%, 10/25/35 (144A)	2,600,428
973,951	1.16	Citigroup Mortgage Loan Trust 2010-7 REMICS, Floating Rate Note, 9/25/37 (144A)	973,658
9,514		Citigroup Mortgage Loan Trust, Inc., 6.5%, 6/25/16	9,571
950,000	4.65	City Center Trust 2011-CCHP, Floating Rate Note, 7/17/28 (144A)	949,147
1,371,133	0.77	CNL Commercial Mortgage Loan Trust 2002-1, Floating Rate Note, 10/25/28 (144A)	1,319,715
369,354	0.61	CNL Commercial Mortgage Loan Trust 2003-2, Floating Rate Note, 10/25/30 (144A)	318,912
2,300,000	2.10	Colony American Homes 2014-1, Floating Rate Note, 5/19/31 (144A)	2,238,861
2,309,726	5.12	COMM 2005-C6 Mortgage Trust, Floating Rate Note, 6/10/44	2,334,352
6,607,413	5.17	COMM 2005-C6 Mortgage Trust, Floating Rate Note, 6/10/44	6,710,845
1,944,620	0.46	COMM 2007-FL14 Mortgage Trust, Floating Rate Note, 6/15/22 (144A)	1,938,792
1,270,707	1.68	COMM 2013-FL3 Mortgage Trust, Floating Rate Note, 10/13/28 (144A)	1,273,613
4,970,000	2.30	COMM 2014-FL5 Mortgage Trust, Floating Rate Note, 10/15/31 (144A)	4,953,023
5,740,000	1.81	COMM 2014-KYO Mortgage Trust, Floating Rate Note, 6/11/27 (144A)	5,716,851
2,722,000	1.80	COMM 2014-PAT Mortgage Trust, Floating Rate Note, 8/13/27 (144A)	2,709,858
3,954,000	1.91	COMM 2014-SAVA Mortgage Trust, Floating Rate Note, 6/15/34 (144A)	3,941,486
6,150,000	1.75	COMM 2014-TWC Mortgage Trust, Floating Rate Note, 2/13/32 (144A)	6,136,618
883,789	2.10	Commercial Mortgage Pass Through Certificates, Floating Rate Note, 11/19/26 (144A)	885,283
2,906,944	4.89	Commercial Mortgage Trust 2005-GG3, Floating Rate Note, 8/10/42	2,907,185
6,995,000	5.28	Commercial Mortgage Trust 2005-GG5, Floating Rate Note, 4/10/37	7,147,505
5,802,000	5.61	Credit Suisse Commercial Mortgage Trust Series 2006-C1, Floating Rate Note, 2/15/39	5,969,214
5,606,541	5.86	Credit Suisse Commercial Mortgage Trust Series 2006-C2, Floating Rate Note, 3/15/39	5,838,462
4,498,674		Credit Suisse First Boston Mortgage Securities Corp., 4.686%, 7/15/37	4,519,619
2,949,116		Credit Suisse First Boston Mortgage Securities Corp., 4.832%, 4/15/37	2,953,673
6,396,690	5.23	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/17/40	6,517,465
4,409	1.52	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/25/33	4,407
352,836	0.91	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/34	344,416
6,119,864	5.10	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38	6,201,099
1,770,797	0.44	Credit Suisse First Boston Mortgage Securities, 05-6, Floating Rate Note, 7/25/35	1,712,536
1,465,760	2.74	Credit Suisse Mortgage Capital Certificates REMICS, Floating Rate Note, 7/27/36 (144A)	1,496,235
2,701,864	0.29	Crusade Global Trust No 1 of 2007, Floating Rate Note, 4/19/38	2,655,186
2,605,407	0.29	Crusade Global Trust, Floating Rate Note, 11/15/37	2,565,605
84,212	0.29	Crusade Global Trust, Floating Rate Note, 7/20/38 (144A)	83,747
6,470,000	1.36	CSMC Series 2014-ICE, Floating Rate Note, 4/15/27 (144A)	6,467,755
2,400,000	0.00	CSMC Trust 2014-SURF, Floating Rate Note, 2/15/29 (144A)	2,402,628
1,460,000	1.46	Del Coronado Trust 2013-DEL, Floating Rate Note, 3/16/26 (144A)	1,459,766
1,850,000	1.76	EQTY 2014-INNS Mortgage Trust REMICS, Floating Rate Note, 5/8/31 (144A)	1,831,017
3,530,000	1.36	EQTY 2014-INNS Mortgage Trust, Floating Rate Note, 5/8/31 (144A)	3,487,022
900,000	0.86	Extended Stay America Trust 2013-ESH, Floating Rate Note, 12/5/31 (144A)	896,159
800,000	1.26	Extended Stay America Trust 2013-ESH, Floating Rate Note, 12/5/31 (144A)	797,990
3,207,440	1.12	Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 5/25/24	3,147,762
4,791,373	1.37	Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 7/25/24	4,747,095
844,626	0.51	Fannie Mae Trust 2003-W6, Floating Rate Note, 9/25/42	840,261
218,956	2.20	Fannie Mae Trust 2005-W4, Floating Rate Note, 6/25/45	224,856
2,153,434	0.42	Fannie Mae Whole Loan, Floating Rate Note, 11/25/46	2,159,087
622,425		Federal Home Loan Mortgage Corp. REMICS, 3.5%, 6/15/28	633,323
50,636		Federal Home Loan Mortgage Corp. REMICS, 4.0%, 1/15/24	51,062
66,012		Federal Home Loan Mortgage Corp. REMICS, 4.0%, 11/15/23	66,715
5,915		Federal Home Loan Mortgage Corp. REMICS, 4.0%, 12/15/22	5,914
31,215		Federal Home Loan Mortgage Corp. REMICS, 5.0%, 6/15/34	31,203
575,590	0.55	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/33	580,783
373,930	0.45	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/36	375,599
4,044,290	0.45	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/37	4,063,836
133,173	0.30	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/20	133,415
106,371	1.10	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/31	109,425
1,326,151	0.73	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/37	1,339,136
685,199	0.77	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/37	693,917
57,913	0.45	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/18	57,929
131,833	0.75	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/31	133,912
320,901	1.15	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/33	329,939
188,847	0.50	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/35	189,513
979,258	0.50	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36	982,620
482,236	0.50	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36	483,931
599,010	0.55	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/40	601,871
155,677	0.55	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/20	156,691
479,396	0.60	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/28	484,835
238,329	0.50	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32	240,390
4,689	0.60	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32	4,692
32,207	0.65	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32	32,486
704,337	0.55	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32	707,566
883,435	0.55	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32	887,736
1,404,124	0.43	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/36	1,409,978
956,846	0.85	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/39	971,760
666,551	0.50	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/41	668,862
322,510	0.38	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/19	322,897
449,034	0.45	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/25	450,354
264,125	0.50	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/29	266,064
940,163	0.45	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/30	940,289
676,121	0.55	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/33	682,382
423,839	0.70	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/33	428,869
922,741	0.45	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/36	924,440
398,023	0.50	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/36	399,435
1,380,434	0.45	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/37	1,382,355
648,179	0.45	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/39	649,640
1,468,839	1.20	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/24	1,506,216
735,858	1.15	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32	757,250
199,978	0.85	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32	204,010
1,066,962	1.15	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32	1,099,656
1,123,864	0.45	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/36	1,129,678
273,953	0.60	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/39	275,065
2,938,249	0.55	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/41	2,952,361
380,751	0.45	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/35	381,913
687,291	0.45	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/36	688,917
130,013	0.50	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/29	130,864
235,293	1.66	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/33	244,867
866,051	0.49	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/35	869,813
673,045	0.45	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/35	675,283
550,407	0.55	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/36	553,872
349,642	0.49	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/37	351,075
245,737	1.40	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/37	250,861
108,799	0.50	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/41	109,210
112,710	0.60	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/23	113,282
548,977	0.55	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/33	552,450
610,378	0.57	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/36	614,036
2,193,505	0.46	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/36	2,198,629
890,162	0.55	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/38	893,480
251,996	0.40	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/21	252,654
635,432	0.55	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/23	638,019
646,446	0.39	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/34	646,937
1,181,600	0.65	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/36	1,191,833
50,498	0.55	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/36	50,810
956,281	0.35	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/36	956,935
557,698	0.50	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/40	559,859
483,212	0.35	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/26	485,408
891,789	0.40	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/35	894,312
436,738	0.40	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/35	438,223
917,816	0.40	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/36	918,587
835,364	0.45	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/26	837,435
216,438	0.75	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/32	219,619
385,646	0.57	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/36	388,980
318,035	0.55	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/36	320,780
782,293	0.40	Federal Home Loan Mortgage Corp., Floating Rate Note, 1/15/35	786,688
5,038,809	0.85	Federal Home Loan Mortgage Corp., Floating Rate Note, 8/15/35	5,092,931
120,803		Federal National Mortgage Association REMICS, 4.0%, 6/25/37	120,949
50,259		Federal National Mortgage Association REMICS, 4.5%, 1/25/39	51,257
15,906		Federal National Mortgage Association REMICS, 6.0%, 3/25/35	15,975
248,639	0.80	Federal National Mortgage Association REMICS, Floating Rate Note, 1/18/32	252,940
404,894	0.86	Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/32	412,648
159,572	0.81	Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/33	162,527
454,680	0.66	Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/33	459,439
389,869	0.71	Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/40	395,230
644,728	0.46	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/35	646,938
27,742	0.46	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/35	27,795
2,596,201	0.56	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/36	2,615,805
129,861	0.71	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/37	131,273
654,758	0.76	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/37	663,423
659,434	1.38	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/38	682,972
2,382,000	0.37	Federal National Mortgage Association REMICS, Floating Rate Note, 10/27/37	2,347,299
1,921,871	1.15	Federal National Mortgage Association REMICS, Floating Rate Note, 11/18/32	1,977,479
452,147	0.76	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/31	459,380
397,889	0.76	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/31	404,254
773,388	0.66	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/33	780,234
705,363	0.46	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/34	709,325
345,159	0.48	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/36	347,064
108,453	0.76	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/23	110,016
343,393	1.16	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/23	351,603
95,168	0.71	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/30	96,674
1,110,015	1.06	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/31	1,139,143
411,474	0.76	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/32	417,271
386,495	0.46	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/35	388,467
274,431	0.40	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/36	275,272
712,343	0.78	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/37	723,473
253,158	0.56	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/38	254,446
272,779	0.71	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/49	275,086
8,005	0.61	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/17	8,031
371,144	0.91	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/33	378,331
806,226	0.51	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/33	812,247
782,059	0.47	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/35	784,357
890,729	0.41	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/37	891,868
512,262	0.36	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/37	511,163
274,410	0.86	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/38	278,844
579,937	0.61	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/38	582,489
155,425	0.66	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/23	156,550
558,931	0.66	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/24	565,426
309,467	0.45	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/28	311,052
1,263,737	0.56	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/34	1,272,017
113,550	0.46	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/36	114,320
240,427	1.16	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37	246,600
773,273	0.41	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37	775,736
494,373	0.41	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37	494,325
94,043	0.46	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/25	94,212
2,042,955	1.06	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/32	2,093,036
1,051,888	0.66	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/33	1,063,598
460,073	0.66	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/42	463,899
408,130	0.66	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/33	411,979
813,497	0.51	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/36	817,669
1,437,066	0.47	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/36	1,438,514
1,146,670	0.56	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/37	1,151,306
271,926	0.76	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/40	275,391
1,248,618	0.66	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/40	1,259,251
1,144,391	0.71	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/40	1,152,016
221,501	0.56	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/23	222,201
856,185	0.61	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/36	862,735
947,507	0.40	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37	947,711
78,514	0.39	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37	78,676
351,095	0.41	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37	351,289
104,878	0.61	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37	105,742
38,740	0.65	Federal National Mortgage Association REMICS, Floating Rate Note, 7/18/27	39,225
437,596	0.76	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/31	444,595
307,620	0.76	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/31	312,832
199,387	1.16	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/32	205,533
502,002	0.56	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/34	507,209
160,703	0.61	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/34	162,594
2,016,556	0.46	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/35	2,020,482
2,692,100	0.41	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/35	2,708,253
281,957	0.45	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/36	283,264
293,060	0.56	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/37	295,575
213,820	0.66	Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/31	216,663
88,365	0.76	Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/32	89,720
301,921	0.66	Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/32	305,357
17,415	0.56	Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/33	17,484
263,274	0.71	Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/36	266,266
34,177	0.96	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/20	34,451
76,142	1.06	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/21	77,557
371,504	0.66	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/32	375,925
135,142	0.61	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/32	135,281
2,132,586	0.66	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/33	2,150,557
835,513	0.73	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/36	842,638
744,016	0.66	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37	750,644
388,594	0.61	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37	392,807
406,925	0.73	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37	410,858
236,470	0.71	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37	238,903
7,373,461	0.46	Federal National Mortgage Association, Floating Rate Note, 12/25/33	7,399,725
14,852,996	0.61	Federal National Mortgage Association, Floating Rate Note, 2/25/38	14,996,075
891,352	0.46	Federal National Mortgage Association, Floating Rate Note, 3/25/18	891,600
128,260	2.67	Federal National Mortgage Association, Floating Rate Note, 4/25/35	136,839
900,767	2.59	First Horizon Mortgage Pass-Through Trust 2003-AR3, Floating Rate Note, 9/25/33	900,399
693,597	1.63	Fosse Master Issuer Plc, Floating Rate Note, 10/19/54 (144A)	698,261
675,118	0.50	Freddie Mac Strips, Floating Rate Note, 12/15/36	677,731
507,646	0.40	Freddie Mac Strips, Floating Rate Note, 8/15/36	508,137
2,194,569	0.45	Freddie Mac Strips, Floating Rate Note, 8/15/36	2,200,197
2,445,917	1.57	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 10/25/24	2,441,274
1,445,051	1.17	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 2/25/24	1,436,385
952,494	0.59	GE Business Loan Trust 2003-1, Floating Rate Note, 4/15/31 (144A)	917,785
1,210,693	0.38	GE Business Loan Trust 2004-2, Floating Rate Note, 12/15/32 (144A)	1,181,439
2,249,114	0.41	GE Business Loan Trust 2005-1, Floating Rate Note, 6/15/33 (144A)	2,183,389
2,063,805	0.33	GE Business Loan Trust 2007-1, Floating Rate Note, 4/16/35 (144A)	1,961,345
1,700,000	4.97	GE Capital Commercial Mortgage Corp., Floating Rate Note, 7/10/45	1,718,307
817,573		Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)	789,826
511,361	0.49	Global Mortgage Securitization, Ltd., Floating Rate Note, 11/25/32 (144A)	495,328
2,805,646	0.44	Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32 (144A)	2,692,051
5,039,671	5.23	GMAC Commercial Mortgage Securities Inc Series 2006-C1 Trust, Floating Rate Note, 11/10/45	5,182,747
41,294	5.30	GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Trust, Floating Rate Note, 8/10/38	41,349
2,804,546		GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Trust, 4.697%, 5/10/43	2,818,897
1,124,748		Government National Mortgage Association, 4.0%, 7/20/34	1,144,033
983,881	0.35	Government National Mortgage Association, Floating Rate Note, 1/16/33	986,546
1,225,989	0.40	Government National Mortgage Association, Floating Rate Note, 1/16/35	1,226,724
21,663	0.40	Government National Mortgage Association, Floating Rate Note, 1/20/33	21,663
374,607	0.83	Government National Mortgage Association, Floating Rate Note, 10/16/39	380,807
998,797	0.56	Government National Mortgage Association, Floating Rate Note, 10/20/38	1,001,999
1,175,416	0.40	Government National Mortgage Association, Floating Rate Note, 2/20/35	1,175,792
548,091	0.45	Government National Mortgage Association, Floating Rate Note, 4/16/29	549,214
243,023	0.70	Government National Mortgage Association, Floating Rate Note, 4/16/32	244,975
626,454	0.55	Government National Mortgage Association, Floating Rate Note, 5/16/38	627,241
240,757	0.65	Government National Mortgage Association, Floating Rate Note, 6/16/31	242,005
496,316	1.15	Government National Mortgage Association, Floating Rate Note, 8/16/39	508,538
341,604	0.56	Government National Mortgage Association, Floating Rate Note, 8/20/35	341,987
444,631	0.66	Government National Mortgage Association, Floating Rate Note, 8/20/38	446,999
684,484	0.40	Government National Mortgage Association, Floating Rate Note, 9/16/31	686,797
3,350,000	1.46	GP Portfolio Trust 2014-GGP, Floating Rate Note, 2/16/27 (144A)	3,347,347
1,645,019	1.78	Gracechurch Mortgage Financing Plc, Floating Rate Note, 11/20/56 (144A)	1,647,510
3,550,000	5.55	GS Mortgage Securities Trust 2006-GG6 REMICS, Floating Rate Note, 4/10/38	3,642,875
1,690,000	1.90	GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)	1,688,578
1,352,993	0.94	GSAA Home Equity Trust 2004-6, Floating Rate Note, 6/25/34	1,336,091
260,203	0.90	GSAA Home Equity Trust 2004-8, Floating Rate Note, 9/25/34	259,439
99,013	2.31	GSR Mortgage Loan Trust 2003-9, Floating Rate Note, 8/25/33	100,184
700,814	2.70	HarborView Mortgage Loan Trust 2004-1, Floating Rate Note, 4/19/34	711,921
256,209	1.28	HarborView Mortgage Loan Trust 2004-4, Floating Rate Note, 6/19/34	248,007
1,000,000	0.71	Hertz Fleet Lease Funding LP, Floating Rate Note, 12/10/27 (144A)	1,000,381
500,000	1.21	Hertz Fleet Lease Funding LP, Floating Rate Note, 12/10/27 (144A)	501,068
2,439,026	1.66	Hilton USA Trust 2013-HLF, Floating Rate Note, 11/5/30 (144A)	2,439,153
1,174,114	1.78	Holmes Master Issuer Plc, Floating Rate Note, 10/15/54 (144A)	1,174,505
979,156	1.88	Holmes Master Issuer Plc, Floating Rate Note, 10/15/54 (144A)	982,234
4,516,950	0.81	Homestar Mortgage Acceptance Corp., Floating Rate Note, 3/25/34	4,333,191
1,013,688	0.52	Homestar Mortgage Acceptance Corp., Floating Rate Note, 6/25/34	999,134
1,689,032	0.62	Homestar Mortgage Acceptance Corp., Floating Rate Note, 7/25/34	1,674,851
491,347	1.07	Impac CMB Trust Series 2003-8, Floating Rate Note, 10/25/33	487,646
2,132,861	0.81	Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34	2,036,100
1,858,969	0.79	Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34	1,775,174
579,211	1.01	Impac CMB Trust Series 2004-5, Floating Rate Note, 8/25/34	568,080
496,446	0.97	Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34	472,369
2,292,966	0.91	Impac CMB Trust Series 2004-7, Floating Rate Note, 11/25/34	2,176,039
1,868,196	0.99	Impac CMB Trust Series 2004-8, Floating Rate Note, 8/25/34	1,803,282
272,461	2.79	Impac CMB Trust Series 2004-8, Floating Rate Note, 8/25/34	255,407
1,390,974	0.93	Impac CMB Trust Series 2004-9, Floating Rate Note, 1/25/35	1,255,014
770,787	0.97	Impac Secured Assets CMN Owner Trust, Floating Rate Note, 11/25/34	765,785
2,170,683	0.52	Impac Secured Assets Trust 2006-1, Floating Rate Note, 5/25/36	2,100,785
1,132,703	0.52	Impac Secured Assets Trust 2006-2, Floating Rate Note, 8/25/36	1,111,798
862,372	0.37	Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36	810,671
1,800,000	2.10	Invitation Homes 2013-SFR1 Trust, Floating Rate Note, 12/19/30 (144A)	1,762,792
137,773	6.45	JP Morgan Chase Commercial Mortgage Securities Corp. Pass-Through Certificates Series 2002 CIBC4, Floating Rate Note, 5/12/34	142,991
224,017	4.84	JP Morgan Chase Commercial Mortgage Securities Trust 2004-LN2, Floating Rate Note, 7/15/41	223,168
1,990,537	5.34	JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11, Floating Rate Note, 8/12/37	1,992,869
3,175,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP2 REMICS, 4.738%, 7/15/42	3,180,490
3,770,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP2, 4.78%, 7/15/42	3,799,383
7,392,306	4.94	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP3 REMICS, Floating Rate Note, 8/15/42	7,471,160
2,670,000	5.00	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP3, Floating Rate Note, 8/15/42	2,718,506
3,950,000	5.04	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP4, Floating Rate Note, 10/15/42	3,996,168
5,783,741	5.24	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5, Floating Rate Note, 12/15/44	5,880,584
2,813		JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC17, 5.45%, 12/12/43	2,808
1,750,609	0.44	JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)	1,732,837
167,333	0.52	JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)	161,479
76,047	0.32	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, Floating Rate Note, 5/15/47	76,022
4,908	5.70	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19, Floating Rate Note, 2/12/49	4,937
1,746	5.77	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11, Floating Rate Note, 6/15/49	1,743
1,466,000	3.01	JP Morgan Chase Commercial Mortgage Securities Trust 2013-ALC, Floating Rate Note, 7/17/26 (144A)	1,476,093
4,975,000	0.94	JP Morgan Chase Commercial Mortgage Securities Trust 2013-JWRZ, Floating Rate Note, 4/15/30 (144A)	4,970,726
5,600,000	1.41	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH, Floating Rate Note, 4/15/27 (144A)	5,593,476
4,280,000	1.56	JP Morgan Chase Commercial Mortgage Securities Trust 2014-CBM, Floating Rate Note, 10/15/29 (144A)	4,250,195
3,510,000	1.66	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU REMICS, Floating Rate Note, 12/15/28 (144A)	3,511,888
2,910,000	2.16	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU, Floating Rate Note, 12/15/28 (144A)	2,912,954
1,500,000	1.91	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4, Floating Rate Note, 12/16/30 (144A)	1,500,372
4,240,000	1.56	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL6, Floating Rate Note, 11/15/31 (144A)	4,236,276
3,750,000	1.08	JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)	3,746,468
3,500,000	1.86	JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)	3,487,141
3,770,000	1.76	JP Morgan Chase Commercial Mortgage Securities Trust 2014-PHH, Floating Rate Note, 8/16/27 (144A)	3,754,139
1,449,582	2.05	JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33	1,445,771
813,175	2.20	JP Morgan Mortgage Trust 2004-A5, Floating Rate Note, 12/25/34	812,561
1,546,678	1.63	Lanark Master Issuer Plc, Floating Rate Note, 12/22/54 (144A)	1,565,508
1,170,161	0.73	Lanark Master Issuer Plc, Floating Rate Note, 12/22/54 (144A)	1,171,027
111,132		LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31	112,706
4,785,000	5.20	LB-UBS Commercial Mortgage Trust 2005-C2 REMICS, Floating Rate Note, 4/15/30	4,819,997
2,271,886		LB-UBS Commercial Mortgage Trust 2005-C3, 4.739%, 7/15/30	2,285,167
5,872,912		LB-UBS Commercial Mortgage Trust 2005-C5, 4.954%, 9/15/30	5,902,218
7,418,758	5.20	LB-UBS Commercial Mortgage Trust 2005-C7 REMICS, Floating Rate Note, 11/15/30 (144A)	7,507,338
5,337,782		LB-UBS Commercial Mortgage Trust 2006-C1 REMICS, 5.156%, 2/15/31	5,466,801
61,316	6.15	LB-UBS Commercial Mortgage Trust 2008-C1, Floating Rate Note, 4/15/41	62,007
599,097		LEAF Receivables Funding 9 LLC, 0.88%, 11/15/15 (144A)	599,217
1,114,891	1.11	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)	1,107,878
1,681,615	1.21	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3, Floating Rate Note, 10/25/37 (144A)	1,637,602
1,225,397	0.39	Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)	1,138,178
2,974,688	0.40	Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)	2,783,779
1,794,797	0.42	Lehman Brothers Small Balance Commercial, Floating Rate Note, 9/25/30 (144A)	1,689,920
2,913,508	0.87	Lehman XS Trust Series 2005-2, Floating Rate Note, 8/25/35	2,745,987
757,279	2.04	MASTR Adjustable Rate Mortgages Trust 2003-3, Floating Rate Note, 9/25/33	759,582
1,849,033	0.52	MASTR Alternative Loan Trust 2005-1, Floating Rate Note, 2/25/35	1,805,364
213,412	0.57	MASTR Asset Securitization Trust 2003-6, Floating Rate Note, 7/25/18	205,979
2,115,175	0.64	Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000 TBC2, Floating Rate Note, 6/15/30	2,013,382
1,262,968	0.60	Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000-TBC3, Floating Rate Note, 12/15/30	1,202,497
640,380	2.35	Merrill Lynch Mortgage Investors Trust Series 2005-2, Floating Rate Note, 10/25/35	645,151
1,807,368	1.15	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-A, Floating Rate Note, 3/25/28	1,685,848
1,517,470	0.85	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-B, Floating Rate Note, 4/25/28	1,468,361
2,011,923	0.83	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-C REMICS, Floating Rate Note, 6/25/28	1,923,151
1,646,563	1.06	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-C, Floating Rate Note, 6/25/28	1,652,650
1,888,452	0.79	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E, Floating Rate Note, 10/25/28	1,859,368
238,123	1.89	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-G, Floating Rate Note, 1/25/29	237,729
1,384,461	0.81	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-H, Floating Rate Note, 1/25/29	1,372,062
1,988,593	0.63	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A REMICS, Floating Rate Note, 4/25/29	1,894,783
445,283	0.87	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-B, Floating Rate Note, 5/25/29	434,135
2,119,320	0.73	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C, Floating Rate Note, 7/25/29	1,967,846
136,908	1.36	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C, Floating Rate Note, 7/25/29	130,593
747,428	2.10	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-D, Floating Rate Note, 9/25/29	746,562
2,176,558	1.08	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-E, Floating Rate Note, 11/25/29	2,100,670
3,048,013	0.73	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30	2,887,295
1,008,228	0.96	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30	979,289
2,613,063	0.63	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, Floating Rate Note, 3/25/30	2,483,978
2,170,000	5.05	Merrill Lynch Mortgage Trust 2005-CIP1, Floating Rate Note, 7/12/38	2,188,430
6,294,247	5.29	Merrill Lynch Mortgage Trust 2005-CKI1, Floating Rate Note, 11/12/37	6,413,731
5,466,362	5.29	Merrill Lynch Mortgage Trust 2005-LC1, Floating Rate Note, 1/12/44	5,615,222
3,731,607	4.75	Merrill Lynch Mortgage Trust 2005-MCP1, Floating Rate Note, 6/12/43	3,752,213
350,039	5.30	Morgan Stanley Capital I Trust 2004-IQ8, Floating Rate Note, 6/15/40	350,849
2,900,000	5.07	Morgan Stanley Capital I Trust 2005-HQ6 REMICS, Floating Rate Note, 8/13/42	2,943,001
7,057,318		Morgan Stanley Capital I Trust 2005-HQ6, 4.989%, 8/13/42	7,074,235
2,090,121	5.23	Morgan Stanley Capital I Trust 2005-IQ10, Floating Rate Note, 9/15/42	2,122,671
5,892,074		Morgan Stanley Capital I Trust 2005-TOP19, 4.89%, 6/12/47	5,941,927
1,960,000	5.16	Morgan Stanley Capital I Trust 2006-TOP21, Floating Rate Note, 10/12/52	2,009,647
3,282,190	0.44	Morgan Stanley Mortgage Loan Trust 2005-5AR, Floating Rate Note, 9/25/35	3,252,174
2,246,720	0.45	Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35	2,160,882
722,912	0.44	Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35	717,880
190,677	0.49	Morgan Stanley Re-REMIC Trust 2010-R4, Floating Rate Note, 7/26/36 (144A)	190,445
2,101,422	0.95	MortgageIT Trust 2004-1, Floating Rate Note, 11/25/34	2,039,470
5,769,701	0.91	MortgageIT Trust 2004-2, Floating Rate Note, 12/25/34	5,633,282
1,693,556	0.43	MortgageIT Trust 2005-2, Floating Rate Note, 5/25/35	1,627,691
774,483		Motel 6 Trust, 1.5%, 10/7/25 (144A)	771,909
912,435	0.72	NCUA Guaranteed Notes Trust REMICS, Floating Rate Note, 12/8/20	921,131
1,238,963	0.70	NCUA Guaranteed Notes Trust REMICS, Floating Rate Note, 3/2/21	1,246,370
948,459	0.61	NCUA Guaranteed Notes Trust, Floating Rate Note, 10/7/20	954,152
2,502,271	0.53	NCUA Guaranteed Notes Trust, Floating Rate Note, 11/6/17	2,509,189
280,602	0.72	NCUA Guaranteed Notes Trust, Floating Rate Note, 12/8/20	283,303
1,016,678	0.55	NCUA Guaranteed Notes Trust, Floating Rate Note, 3/11/20	1,020,695
1,403,218	0.54	NCUA Guaranteed Notes Trust, Floating Rate Note, 4/6/20	1,405,735
965,263	0.47	NewStar Commercial Loan Trust 2007-1, Floating Rate Note, 9/30/22 (144A)	949,677
1,006,809		Nissan Auto Receivables 2013-C Owner Trust, 0.4%, 6/15/16	1,006,765
138,293	2.29	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2004-AR4, Floating Rate Note, 12/25/34	139,177
47,088		Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-WF1, 4.786%, 3/25/35	47,934
261,870	1.36	NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/27/29 (144A)	261,872
1,000,000	4.40	NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/27/29 (144A)	1,004,619
2,632,429	2.02	NorthStar 2013-1, Floating Rate Note, 8/27/29 (144A)	2,634,897
4,377,008	0.48	Opteum Mortgage Acceptance Corp Trust 2005-4, Floating Rate Note, 11/25/35	4,121,220
15,972	0.77	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-1, Floating Rate Note, 2/25/35	15,973
1,476,678		ORES 2014-LV3 LLC, 3.0%, 3/27/24 (144A)	1,476,578
691,618		ORES NPL 2013-LV2 LLC, 3.081%, 9/25/25 (144A)	691,618
887,000	1.83	Permanent Master Issuer Plc, Floating Rate Note, 7/15/42 (144A)	889,722
5,200,000	2.31	RAIT 2014-FL2 Trust, Floating Rate Note, 5/15/31 (144A)	5,132,369
3,540,000	1.40	RAIT 2014-FL3 Trust, Floating Rate Note, 12/15/31 (144A)	3,565,135
90,970	0.72	RALI Series 2002-QS16 Trust, Floating Rate Note, 10/25/17	87,466
767,910	0.57	RALI Series 2003-QS10 Trust, Floating Rate Note, 5/25/33	757,765
2,137,257	0.67	RALI Series 2003-QS11 Trust, Floating Rate Note, 6/25/33	1,990,870
937,164	0.62	RALI Series 2003-QS22 Trust, Floating Rate Note, 12/26/33	867,576
956,859	0.62	RALI Series 2003-QS5 Trust, Floating Rate Note, 3/25/18	931,614
1,326,323	0.62	RALI Series 2003-QS9 Trust, Floating Rate Note, 5/25/18	1,290,520
1,116,165		RALI Series 2004-QR1 Trust, 5.25%, 10/25/34	1,121,433
13,029		RALI Series 2004-QS1 Trust, 4.25%, 1/25/34	13,025
22,000	0.72	RALI Series 2004-QS1 Trust, Floating Rate Note, 1/25/34	21,987
593,949		RALI Series 2004-QS5 Trust, 4.75%, 4/25/34	608,342
482,965	0.77	RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34	476,610
377,978		RBS Greenwich Capital Mortgage Loan Trust, 3.686%, 4/15/24 (144A)	378,830
1,150,000	5.01	RBS Greenwich Capital Mortgage Loan Trust, Floating Rate Note, 4/15/24 (144A)	1,157,472
2,621,610	0.67	RBSSP Resecuritization Trust 2009-5, Floating Rate Note, 8/25/37 (144A)	2,509,217
778,814	0.49	Regatta Funding, Ltd., Floating Rate Note, 6/15/20 (144A)	774,463
2,098,881	1.61	RESI Finance LP 2003-CB1, Floating Rate Note, 7/9/35	2,023,899
2,472,320	1.56	RESI Finance LP, Floating Rate Note, 9/10/35 (144A)	2,151,559
2,700,186	0.94	RESI MAC, 2014-1A, Floating Rate Note, 6/12/19	2,702,457
617,951	0.62	Residential Asset Securitization Trust 2003-A15, Floating Rate Note, 2/25/34	570,051
387,743	0.57	Residential Asset Securitization Trust 2003-A2, Floating Rate Note, 5/25/33	355,877
4,920,000	1.20	Resource Capital Corp 2014-CRE2, Ltd., Floating Rate Note, 4/15/32 (144A)	4,914,613
3,000,000	2.31	Resource Capital Corp. CRE Notes 2013, Ltd., Floating Rate Note, 6/15/16 (144A)	3,013,461
573,336		Rialto Capital Management LLC, 2.85%, 5/15/24 (144A)	573,520
3,491,517		Selene Non-Performing Loans LLC, 2.9814%, 5/25/54 (Step) (144A)	3,460,865
123,884	0.93	Sequoia Mortgage Trust 10, Floating Rate Note, 10/20/27	116,348
489,552	1.00	Sequoia Mortgage Trust 2003-2, Floating Rate Note, 6/20/33	475,656
2,427,386	0.79	Sequoia Mortgage Trust 2003-5, Floating Rate Note, 9/20/33	2,362,016
278,002	0.81	Sequoia Mortgage Trust 2003-8, Floating Rate Note, 1/20/34	264,959
546,300	0.81	Sequoia Mortgage Trust 2004-10, Floating Rate Note, 11/20/34	518,484
4,274,373	0.44	Sequoia Mortgage Trust 2004-12 REMICS, Floating Rate Note, 1/20/35	4,040,757
150,141	0.63	Sequoia Mortgage Trust 2004-12 REMICS, Floating Rate Note, 1/20/35	137,773
330,927	1.77	Sequoia Mortgage Trust 2004-7, Floating Rate Note, 8/20/34	333,091
3,283,991	0.40	Sequoia Mortgage Trust 2005-1, Floating Rate Note, 2/20/35	3,140,868
583,066	0.39	Sequoia Mortgage Trust 2005-2, Floating Rate Note, 3/20/35	526,382
177,483	0.89	Sequoia Mortgage Trust 4, Floating Rate Note, 11/22/24	177,019
87,188	0.36	SMHL Global Fund 2007-1, Floating Rate Note, 6/12/40	87,097
477,325	1.57	Springleaf Mortgage Loan Trust 2012-3, Floating Rate Note, 12/26/59 (144A)	476,973
2,333,576	1.46	Starwood Property Mortgage Trust 2013-FV1, Floating Rate Note, 8/11/28 (144A)	2,335,373
450,515	2.86	Structured Adjustable Rate Mortgage Loan Trust Class 1A1, Floating Rate Note, 3/25/34	450,896
353,211	2.43	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 11/25/34	347,485
3,389,486	1.00	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 11/25/34	3,109,704
571,791	2.40	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 3/25/34	576,834
2,447,291	0.54	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 6/25/34	2,348,141
52,638	0.57	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 6/25/35	52,740
1,650,226	0.51	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 8/25/35	1,576,020
880,080	0.86	Structured Asset Mortgage Investments II Trust 2004-AR1, Floating Rate Note, 3/19/34	861,184
1,113,103	0.82	Structured Asset Mortgage Investments II Trust 2004-AR5, Floating Rate Note, 10/19/34	1,048,240
4,460,283	0.84	Structured Asset Mortgage Investments II Trust 2004-AR8, Floating Rate Note, 5/19/35	4,348,722
1,833,941	1.06	Structured Asset Mortgage Investments Trust 2002-AR5, Floating Rate Note, 5/19/33	1,791,044
210,997	2.58	Structured Asset Securities Corp. Mortgage Certificates Series 2003-31A, Floating Rate Note, 10/25/33	209,258
393,680	1.11	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 1998-8, Floating Rate Note, 8/25/28	389,017
965,917	2.45	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-24A, Floating Rate Note, 7/25/33	956,787
140,905	0.67	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-35, Floating Rate Note, 12/25/33	139,383
432,733	0.47	Structured Asset Securities Corp. Trust 2005-14, Floating Rate Note, 7/25/35	383,639
701,330	1.87	Thornburg Mortgage Securities Trust 2004-4, Floating Rate Note, 12/25/44	692,094
1,673,771	1.64	Thornburg Mortgage Securities Trust Class II2A, Floating Rate Note, 3/25/44	1,636,612
1,537,000	4.16	Trafigura Securitisation Finance Plc, Floating Rate Note, 10/15/15 (144A)	1,542,005
5,320,563		Vericrest Opportunity Loan Transferee 2014-NPL4 LLC, 3.125%, 4/27/54 (Step) (144A)	5,289,597
2,322,135		VFC 2014-2 LLC, 2.75%, 7/20/30 (144A)	2,322,465
4,304,968		VOLT NPL X LLC, 3.375%, 10/25/54 (Step) (144A)	4,295,940
1,084,420		VOLT XXIV LLC, 3.25%, 11/25/53 (Step)	1,085,445
1,779,474		Wachovia Bank Commercial Mortgage Trust Series 2005-C18, 4.935%, 4/15/42	1,781,071
7,122,259	5.12	Wachovia Bank Commercial Mortgage Trust Series 2005-C20 REMICS, Floating Rate Note, 7/15/42	7,181,438
1,604,735	5.24	Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Floating Rate Note, 10/17/44	1,634,677
5,157,520	5.44	Wachovia Bank Commercial Mortgage Trust Series 2005-C22 REMICS, Floating Rate Note, 12/15/44	5,267,628
4,345,989	5.42	Wachovia Bank Commercial Mortgage Trust Series 2006-C23 REMICS, Floating Rate Note, 1/15/45	4,458,277
3,535,962	5.90	Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Floating Rate Note, 5/15/43	3,667,354
342,493	0.24	Wachovia Bank Commercial Mortgage Trust Series 2007-WHALE 8, Floating Rate Note, 6/15/20 (144A)	341,698
2,202,243	2.36	WaMu Mortgage Pass-Through Certificates Series 2005-AR7 Trust, Floating Rate Note, 8/25/35	2,199,098
338,393	2.50	WaMu Mortgage Pass-Through Certificates, Floating Rate Note, 1/25/33	341,482
492,455	2.39	WaMu Mortgage Pass-Through Certificates, Floating Rate Note, 1/25/35	494,455
655,958	2.40	WaMu Mortgage Pass-Through Certificates, Floating Rate Note, 2/25/33	647,909
2,220,000	1.19	Wells Fargo Commercial Mortgage Trust 2014-TISH, Floating Rate Note, 2/16/27 (144A)	2,219,643
42,718	4.62	Wells Fargo Mortgage Backed Securities 2005-AR6 Trust, Floating Rate Note, 4/25/35	42,785
794,141	2.62	Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 8/25/34	796,291
1,557,471	0.45	Westwood CDO II, Ltd., Floating Rate Note, 4/25/22 (144A)	1,546,368
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $852,976,960)	$828,113,654

		CORPORATE BONDS - 25.8%
		Energy - 1.4%
		Integrated Oil & Gas - 0.4%
2,640,000	0.33	Chevron Corp., Floating Rate Note, 11/9/16	$2,640,407
1,980,000	0.27	Exxon Mobil Corp., Floating Rate Note, 3/15/17	1,978,598
1,500,000	0.44	Shell International Finance BV, Floating Rate Note, 11/15/16	1,500,531
3,355,000	0.61	Total Capital Canada, Ltd., Floating Rate Note, 1/15/16	3,360,895
			$9,480,431
		Oil & Gas Exploration & Production - 0.4%
2,399,000	0.61	Canadian Natural Resources, Ltd., Floating Rate Note, 3/30/16	$2,394,725
4,800,000	0.68	Devon Energy Corp., Floating Rate Note, 12/15/15	4,802,107
3,384,000		Marathon Oil Corp., 0.9%, 11/1/15	3,374,125
			$10,570,957
		Oil & Gas Storage & Transportation - 0.6%
1,650,000	0.89	Enbridge, Inc., Floating Rate Note, 10/1/16	$1,649,147
2,830,000		Energy Transfer Partners LP, 5.95%, 2/1/15	2,839,342
3,830,000		Enterprise Products Operating LLC, 3.7%, 6/1/15	3,873,524
4,160,000		TransCanada PipeLines, Ltd., 0.875%, 3/2/15	4,162,209
3,544,000	0.91	TransCanada PipeLines, Ltd., Floating Rate Note, 6/30/16	3,560,763
			$16,084,985
		Total Energy	$36,136,373
		Materials - 0.2%
		Diversified Metals & Mining - 0.1%
1,795,000	0.48	BHP Billiton Finance USA, Ltd., Floating Rate Note, 9/30/16	$1,794,359
1,130,000	1.07	Rio Tinto Finance USA Plc, Floating Rate Note, 6/17/16	1,134,101
			$2,928,460
		Steel - 0.1%
1,800,000	1.40	Glencore Funding LLC, Floating Rate Note, 5/27/16 (144A)	$1,808,971
		Total Materials	$4,737,431
		Capital Goods - 0.4%
		Aerospace & Defense - 0.1%
1,965,000	0.73	United Technologies Corp., Floating Rate Note, 6/1/15	$1,968,441
		Industrial Conglomerates - 0.1%
2,400,000	0.44	Tyco Electronics Group SA, Floating Rate Note, 1/29/16	$2,399,314
		Construction & Farm Machinery & Heavy Trucks - 0.2%
1,500,000	0.52	John Deere Capital Corp., Floating Rate Note, 10/11/16	$1,502,109
1,800,000	0.35	John Deere Capital Corp., Floating Rate Note, 12/10/15	1,800,785
2,883,000	0.33	John Deere Capital Corp., Floating Rate Note, 2/25/16	2,883,865
			$6,186,759
		Total Capital Goods	$10,554,514
		Transportation - 0.1%
		Railroads - 0.0%†
1,670,000	0.40	Canadian National Railway Co., Floating Rate Note, 11/14/17	$1,670,284
		Trucking - 0.1%
2,000,000		Ryder System, Inc., 3.15%, 3/2/15	$2,007,598
		Total Transportation	$3,677,882
		Automobiles & Components - 1.3%
		Automobile Manufacturers - 1.3%
5,100,000		Daimler Finance North America LLC, 1.3%, 7/31/15 (144A)	$5,120,818
2,131,000		Daimler Finance North America LLC, 1.65%, 4/10/15 (144A)	2,135,667
1,500,000	0.58	Daimler Finance North America LLC, Floating Rate Note, 3/10/17 (144A)	1,497,014
1,500,000	0.91	Daimler Finance North America LLC, Floating Rate Note, 8/1/16 (144A)	1,507,990
2,061,000	0.57	Daimler Finance North America LLC, Floating Rate Note, 8/1/17 (144A)	2,055,188
2,000,000	0.78	Nissan Motor Acceptance Corp., Floating Rate Note, 3/3/17 (144A)	2,006,362
1,500,000	0.94	Nissan Motor Acceptance Corp., Floating Rate Note, 9/26/16 (144A)	1,508,660
2,265,000		Toyota Motor Credit Corp., 1.0%, 2/17/15	2,266,694
2,290,000	0.40	Toyota Motor Credit Corp., Floating Rate Note, 1/23/15	2,290,222
2,800,000	0.52	Toyota Motor Credit Corp., Floating Rate Note, 5/17/16	2,805,365
1,000,000	0.38	Toyota Motor Credit Corp., Floating Rate Note, 9/18/15	1,000,902
1,900,000	0.45	Volkswagen Group of America Finance LLC, Floating Rate Note, 5/23/16 (144A)	1,898,079
3,690,000		Volkswagen International Finance NV, 1.15%, 11/20/15 (144A)	3,704,125
2,400,000		Volkswagen International Finance NV, 1.625%, 3/22/15 (144A)	2,404,882
1,750,000	0.67	Volkswagen International Finance NV, Floating Rate Note, 11/18/16 (144A)	1,754,195
			$33,956,163
		Total Automobiles & Components	$33,956,163
		Media - 0.1%
		Broadcasting - 0.1%
2,694,000	0.77	NBCUniversal Enterprise, Inc., Floating Rate Note, 4/15/16 (144A)	$2,698,863
		Total Media	$2,698,863
		Retailing - 0.1%
		Internet Retail - 0.1%
2,950,000		Amazon.com, Inc., 0.65%, 11/27/15	$2,947,950
		Total Retailing	$2,947,950
		Food, Beverage & Tobacco - 0.6%
		Brewers - 0.3%
1,891,000		Anheuser-Busch Companies LLC, 5.0%, 1/15/15	$1,894,357
1,900,000	0.42	Anheuser-Busch InBev Finance, Inc., Floating Rate Note, 1/27/17	1,894,148
4,015,000		Anheuser-Busch InBev Worldwide, Inc., 4.125%, 1/15/15	4,018,746
			$7,807,251
		Soft Drinks - 0.1%
551,000		Coca-Cola Enterprises, Inc., 2.125%, 9/15/15	$556,504
860,000	0.44	PepsiCo, Inc., Floating Rate Note, 2/26/16	860,985
850,000	0.21	The Coca-Cola Co., Floating Rate Note, 3/5/15	850,007
			$2,267,496
		Packaged Foods & Meats - 0.1%
1,895,000	0.44	General Mills, Inc., Floating Rate Note, 1/28/16	$1,894,780
1,765,000	0.53	General Mills, Inc., Floating Rate Note, 1/29/16	1,765,432
			$3,660,212
		Tobacco - 0.1%
1,075,000		Altria Group, Inc., 4.125%, 9/11/15	$1,099,436
1,500,000	0.28	Philip Morris International, Inc., Floating Rate Note, 2/26/15	1,500,074
			$2,599,510
		Total Food, Beverage & Tobacco	$16,334,469
		Health Care Equipment & Services - 0.8%
		Health Care Equipment - 0.5%
2,500,000		Baxter International, Inc., 4.625%, 3/15/15	$2,520,432
2,700,000	0.69	Becton Dickinson and Co., Floating Rate Note, 6/15/16	2,700,643
6,575,000		Covidien International Finance SA, 1.35%, 5/29/15	6,594,732
			$11,815,807
		Health Care Distributors - 0.1%
3,130,000	0.63	McKesson Corp., Floating Rate Note, 9/10/15	$3,130,977
		Health Care Services - 0.2%
5,323,000		Express Scripts Holding Co., 2.1%, 2/12/15	$5,329,531
		Total Health Care Equipment & Services	$20,276,315
		Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
		Pharmaceuticals - 0.1%
2,100,000	0.38	Pfizer, Inc., Floating Rate Note, 5/15/17	$2,098,440
		Total Pharmaceuticals, Biotechnology & Life Sciences	$2,098,440
		Banks - 7.9%
		Diversified Banks - 4.8%
1,725,000	1.04	ABN AMRO Bank NV, Floating Rate Note, 10/28/16 (144A)	$1,737,315
2,515,000		Bank of America Corp., 4.5%, 4/1/15	2,538,631
1,000,000	0.69	Bank of America Corp., Floating Rate Note, 1/15/15	1,000,050
6,000,000	1.05	Bank of America Corp., Floating Rate Note, 3/22/16	6,024,222
1,423,000	0.84	Bank of America Corp., Floating Rate Note, 8/25/17	1,421,466
2,600,000		Bank of Montreal, 0.8%, 11/6/15	2,604,828
2,300,000	0.48	Bank of Montreal, Floating Rate Note, 7/14/17	2,298,257
2,600,000	0.70	Bank of Montreal, Floating Rate Note, 9/11/15	2,607,254
2,600,000	0.51	Bank of Montreal, Floating Rate Note, 9/24/15	2,602,769
1,000,000	0.48	Bank of Nova Scotia Houston, Floating Rate Note, 10/23/15	1,001,509
821,000	0.81	Barclays Bank Plc, Floating Rate Note, 2/17/17	821,673
2,630,000	0.93	Citigroup, Inc., Floating Rate Note, 11/24/17	2,630,655
1,800,000	0.44	Commonwealth Bank of Australia, Floating Rate Note, 12/4/15 (144A)	1,800,475
2,000,000	0.59	Commonwealth Bank of Australia, Floating Rate Note, 3/13/17 (144A)	2,001,210
1,575,000	1.03	Commonwealth Bank of Australia, Floating Rate Note, 9/18/15 (144A)	1,583,752
2,500,000	0.36	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA New York, Floating Rate Note, 10/23/15	2,499,770
1,575,000	0.71	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA New York, Floating Rate Note, 3/18/16	1,579,709
1,000,000		HSBC Bank Middle East, Ltd., 3.0%, 10/21/15	1,013,783
2,500,000		HSBC Bank Plc, 3.5%, 6/28/15 (144A)	2,535,585
8,014,000		HSBC USA, Inc., 2.375%, 2/13/15	8,030,100
1,528,000		JPMorgan Chase & Co., 1.1%, 10/15/15	1,530,747
2,600,000		JPMorgan Chase & Co., 1.875%, 3/20/15	2,607,751
1,325,000		JPMorgan Chase & Co., 3.4%, 6/24/15	1,342,149
2,000,000	0.89	JPMorgan Chase & Co., Floating Rate Note, 10/15/15	2,005,630
1,000,000	0.66	Mizuho Bank, Ltd., Floating Rate Note, 4/16/17 (144A)	1,000,445
1,950,000	0.60	National Australia Bank, Ltd., Floating Rate Note, 3/17/17 (144A)	1,954,592
3,100,000		Nordea Bank AB, 2.25%, 3/20/15 (144A)	3,112,270
890,000	0.59	Nordea Bank AB, Floating Rate Note, 4/4/17	890,993
2,500,000	0.69	Nordea Bank AB, Floating Rate Note, 5/13/16 (144A)	2,505,805
2,532,000		Royal Bank of Canada, 1.15%, 3/13/15	2,535,775
1,875,000	0.56	Royal Bank of Canada, Floating Rate Note, 1/23/17	1,878,043
2,200,000	0.46	Royal Bank of Canada, Floating Rate Note, 1/6/15	2,200,018
1,800,000	0.45	Royal Bank of Canada, Floating Rate Note, 12/16/15	1,803,181
2,200,000	0.47	Royal Bank of Canada, Floating Rate Note, 6/16/17	2,197,219
2,000,000	0.70	Royal Bank of Canada, Floating Rate Note, 9/9/16	2,007,364
1,500,000	0.90	Sumitomo Mitsui Banking Corp., Floating Rate Note, 7/19/16	1,506,896
1,500,000	1.01	Sumitomo Mitsui Trust Bank, Ltd., Floating Rate Note, 9/16/16 (144A)	1,508,836
3,625,000	0.68	Svenska Handelsbanken AB, Floating Rate Note, 3/21/16	3,636,567
2,350,000	0.70	Svenska Handelsbanken AB, Floating Rate Note, 9/23/16	2,358,784
700,000	0.52	Svenska Handelsbanken New York NY, Floating Rate Note, 1/16/15	700,071
100,000		The Bank of Nova Scotia, 1.85%, 1/12/15	100,022
4,275,000	1.27	The Bank of Nova Scotia, Floating Rate Note, 1/12/15	4,275,842
1,800,000	0.65	The Bank of Nova Scotia, Floating Rate Note, 12/13/16	1,804,459
2,000,000	0.63	The Bank of Nova Scotia, Floating Rate Note, 3/15/16	2,005,574
1,500,000	0.75	The Bank of Nova Scotia, Floating Rate Note, 7/15/16	1,503,426
1,000,000	0.64	The Bank of Tokyo-Mitsubishi UFJ, Ltd., Floating Rate Note, 3/10/17 (144A)	995,011
2,525,000	0.54	The Bank of Tokyo-Mitsubishi UFJ, Ltd., Floating Rate Note, 9/8/17 (144A)	2,499,573
2,000,000	0.66	The Huntington National Bank, Floating Rate Note, 4/24/17	1,997,924
4,025,000	0.44	The Toronto-Dominion Bank, Floating Rate Note, 11/6/15	4,027,958
5,695,000	0.41	The Toronto-Dominion Bank, Floating Rate Note, 5/1/15	5,698,428
2,000,000	0.48	The Toronto-Dominion Bank, Floating Rate Note, 5/2/17	1,994,886
1,000,000	0.69	The Toronto-Dominion Bank, Floating Rate Note, 9/9/16	1,002,679
2,620,000		US Bancorp, 2.45%, 7/27/15	2,650,164
2,600,000		Wells Fargo & Co., 1.5%, 7/1/15	2,613,959
2,000,000		Westpac Banking Corp., 4.2%, 2/27/15	2,010,080
2,000,000	0.56	Westpac Banking Corp., Floating Rate Note, 5/19/17	1,998,994
500,000	1.03	Westpac Banking Corp., Floating Rate Note, 7/17/15 (144A)	501,994
1,000,000	0.53	Westpac Banking Corp., Floating Rate Note, 7/28/15	1,000,044
			$126,297,166
		Regional Banks - 3.1%
5,090,000	0.68	American Express Centurion Bank, Floating Rate Note, 11/13/15	$5,098,979
500,000	0.53	Branch Banking & Trust Co., Floating Rate Note, 5/23/17	496,909
1,814,000	0.56	Branch Banking & Trust Co., Floating Rate Note, 9/13/16	1,807,800
1,900,000	0.68	Capital One NA, Floating Rate Note, 3/22/16	1,902,398
1,727,000	0.65	Fifth Third Bancorp, Floating Rate Note, 12/20/16	1,713,205
3,500,000		Fifth Third Bank Cincinnati Ohio, 4.75%, 2/1/15	3,511,224
1,800,000	0.74	Fifth Third Bank Cincinnati Ohio, Floating Rate Note, 11/18/16	1,803,811
3,330,000	0.64	Fifth Third Bank Cincinnati Ohio, Floating Rate Note, 2/26/16	3,333,100
4,500,000	0.72	KeyBank NA Cleveland Ohio, Floating Rate Note, 11/25/16	4,511,727
4,050,000		KeyCorp, 3.75%, 8/13/15	4,121,292
1,900,000	0.61	Manufacturers & Traders Trust Co., Floating Rate Note, 1/30/17	1,897,842
2,400,000	0.53	Manufacturers & Traders Trust Co., Floating Rate Note, 7/25/17	2,392,068
6,200,000	0.99	MUFG Union Bank NA, Floating Rate Note, 9/26/16	6,231,794
2,850,000	0.59	National City Bank Cleveland Ohio, Floating Rate Note, 12/15/16	2,837,585
2,750,000		National City Corp., 4.9%, 1/15/15	2,754,125
2,225,000	0.41	Nordea Bank Finland Plc New York, Floating Rate Note, 6/13/16	2,225,532
2,250,000	0.54	PNC Bank NA, Floating Rate Note, 1/28/16	2,252,689
3,268,000	0.55	PNC Bank NA, Floating Rate Note, 4/29/16	3,262,918
3,645,000	0.67	SunTrust Bank, Floating Rate Note, 2/15/17	3,645,733
4,090,000	0.54	SunTrust Bank, Floating Rate Note, 4/1/15	4,086,977
1,500,000	4.45	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	1,500,000
2,025,000	0.47	US Bank NA Cincinnati Ohio, Floating Rate Note, 1/30/17	2,025,765
2,000,000	0.35	US Bank NA Cincinnati Ohio, Floating Rate Note, 4/22/16	1,999,926
1,983,000	0.57	Wachovia Corp., Floating Rate Note, 10/28/15	1,982,707
1,999,000	0.50	Wachovia Corp., Floating Rate Note, 6/15/17	1,994,734
2,503,000	0.43	Wells Fargo & Co., Floating Rate Note, 10/28/15	2,503,280
5,230,000	1.16	Wells Fargo & Co., Floating Rate Note, 6/26/15	5,253,153
3,105,000	0.76	Wells Fargo & Co., Floating Rate Note, 7/20/16	3,114,554
1,564,000		Wells Fargo Bank NA, 4.75%, 2/9/15	1,570,233
975,000	0.44	Wells Fargo Bank NA, Floating Rate Note, 5/16/16	972,325
			$82,804,385
		Total Banks	$209,101,551
		Diversified Financials - 4.5%
		Other Diversified Financial Services - 1.1%
2,000,000	0.70	Bank of America NA, Floating Rate Note, 2/14/17	$1,994,124
1,700,000	0.91	Citigroup, Inc., Floating Rate Note, 11/15/16	1,700,534
1,325,000	1.03	Citigroup, Inc., Floating Rate Note, 4/1/16	1,329,645
3,700,000	1.19	Citigroup, Inc., Floating Rate Note, 7/25/16	3,723,436
1,000,000		General Electric Capital Corp., 1.625%, 7/2/15	1,006,284
1,865,000	0.46	General Electric Capital Corp., Floating Rate Note, 1/14/16	1,864,993
3,300,000	0.83	General Electric Capital Corp., Floating Rate Note, 1/8/16	3,312,289
1,000,000	0.43	General Electric Capital Corp., Floating Rate Note, 5/11/16	1,000,255
2,000,000	0.51	General Electric Capital Corp., Floating Rate Note, 5/15/17	1,996,642
690,000	0.61	General Electric Capital Corp., Floating Rate Note, 7/10/15	691,206
1,001,000	0.88	General Electric Capital Corp., Floating Rate Note, 7/12/16	1,007,820
2,793,000	1.27	General Electric Capital Corp., Floating Rate Note, 7/2/15	2,807,130
500,000	1.38	General Electric Capital Corp., Floating Rate Note, 8/1/17	498,992
1,950,000	1.03	Hyundai Capital Services, Inc., Floating Rate Note, 3/18/17 (144A)	1,946,088
2,000,000	0.75	JPMorgan Chase & Co., Floating Rate Note, 2/15/17	1,994,950
1,800,000	0.85	JPMorgan Chase & Co., Floating Rate Note, 2/26/16	1,803,564
			$28,677,952
		Multi-Sector Holdings - 0.2%
1,855,000	0.38	Berkshire Hathaway Finance Corp., Floating Rate Note, 1/10/17	$1,853,509
2,500,000	0.36	Berkshire Hathaway Finance Corp., Floating Rate Note, 8/14/17	2,494,468
			$4,347,977
		Specialized Finance - 0.3%
1,300,000		Harley-Davidson Financial Services, Inc., 1.15%, 9/15/15 (144A)	$1,303,548
1,750,000	0.35	MassMutual Global Funding II, Floating Rate Note, 12/11/15 (144A)	1,751,414
1,800,000	0.53	National Rural Utilities Cooperative Finance Corp., Floating Rate Note, 11/23/16	1,801,958
2,720,000	0.28	National Rural Utilities Cooperative Finance Corp., Floating Rate Note, 5/1/15	2,720,087
			$7,577,007
		Consumer Finance - 1.3%
3,000,000		American Express Credit Corp., 1.75%, 6/12/15	$3,016,494
3,185,000	1.34	American Express Credit Corp., Floating Rate Note, 6/12/15	3,198,039
2,850,000	0.74	American Express Credit Corp., Floating Rate Note, 7/29/16	2,860,673
1,000,000		American Honda Finance Corp., 1.0%, 8/11/15 (144A)	1,003,725
4,455,000		American Honda Finance Corp., 1.45%, 2/27/15 (144A)	4,461,861
950,000	0.73	American Honda Finance Corp., Floating Rate Note, 10/7/16	954,147
3,050,000	0.61	American Honda Finance Corp., Floating Rate Note, 5/26/16 (144A)	3,055,777
1,300,000		Capital One Financial Corp., 1.0%, 11/6/15	1,298,762
5,059,000		Capital One Financial Corp., 2.15%, 3/23/15	5,074,056
1,875,000	0.88	Capital One Financial Corp., Floating Rate Note, 11/6/15	1,880,872
1,500,000	0.47	Caterpillar Financial Services Corp., Floating Rate Note, 2/26/16	1,501,617
2,000,000	0.58	Caterpillar Financial Services Corp., Floating Rate Note, 2/9/15	2,000,730
2,000,000	0.37	PACCAR Financial Corp., Floating Rate Note, 5/5/15	2,000,326
1,290,000	0.42	PACCAR Financial Corp., Floating Rate Note, 6/6/17	1,289,946
2,250,000		Toyota Motor Credit Corp., 0.75%, 3/3/17 (Step)	2,241,072
			$35,838,097
		Asset Management & Custody Banks - 0.6%
1,310,000		BlackRock, Inc., 1.375%, 6/1/15	$1,316,008
2,150,000		Franklin Resources, Inc., 3.125%, 5/20/15	2,164,934
2,440,000	0.44	State Street Bank & Trust Co., Floating Rate Note, 12/8/15	2,437,721
2,400,000		The Bank of New York Mellon Corp., 2.95%, 6/18/15	2,426,962
670,000		The Bank of New York Mellon Corp., 3.1%, 1/15/15	670,465
3,533,000	0.46	The Bank of New York Mellon Corp., Floating Rate Note, 10/23/15	3,536,777
3,275,000	0.46	The Bank of New York Mellon Corp., Floating Rate Note, 3/4/16	3,275,269
			$15,828,136
		Investment Banking & Brokerage - 1.0%
1,300,000		Morgan Stanley, 1.75%, 2/25/16	$1,307,051
2,700,000	0.97	Morgan Stanley, Floating Rate Note, 1/5/18	2,700,686
318,000	0.71	Morgan Stanley, Floating Rate Note, 10/15/15	318,520
4,350,000	1.48	Morgan Stanley, Floating Rate Note, 2/25/16	4,385,187
7,409,000		Raymond James Financial, Inc., 4.25%, 4/15/16	7,681,696
2,465,000	0.62	The Bear Stearns Companies LLC, Floating Rate Note, 11/21/16	2,458,980
822,000		The Goldman Sachs Group, Inc., 1.6%, 11/23/15	826,305
2,400,000		The Goldman Sachs Group, Inc., 3.7%, 8/1/15	2,438,734
4,300,000	0.68	The Goldman Sachs Group, Inc., Floating Rate Note, 3/22/16	4,290,411
1,300,000	0.63	The Goldman Sachs Group, Inc., Floating Rate Note, 7/22/15	1,299,798
			$27,707,368
		Total Diversified Financials	$119,976,537
		Insurance - 6.7%
		Life & Health Insurance - 0.5%
2,000,000	0.58	Jackson National Life Global Funding, Floating Rate Note, 9/30/15 (144A)	$2,002,868
4,500,000		MetLife Institutional Funding II, 1.625%, 4/2/15 (144A)	4,512,038
3,205,000	0.60	MetLife Institutional Funding II, Floating Rate Note, 1/6/15 (144A)	3,205,038
2,530,000	0.61	Principal Life Global Funding II, Floating Rate Note, 5/27/16 (144A)	2,536,740
290,000		Prudential Financial, Inc., 3.875%, 1/14/15	290,336
1,902,000		Prudential Financial, Inc., 6.2%, 1/15/15	1,905,406
			$14,452,426
		Multi-line Insurance - 0.6%
1,500,000	0.76	Metropolitan Life Global Funding I, Floating Rate Note, 7/15/16 (144A)	$1,506,394
3,550,000		New York Life Global Funding, 0.75%, 7/24/15 (144A)	3,551,466
1,260,000		New York Life Global Funding, 1.3%, 1/12/15 (144A)	1,260,112
6,650,000	0.52	New York Life Global Funding, Floating Rate Note, 12/15/17 (144A)	6,646,183
3,150,000	0.58	New York Life Global Funding, Floating Rate Note, 5/23/16 (144A)	3,160,871
			$16,125,026
		Reinsurance - 5.6%
1,000,000	6.35	Alamo Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)	$1,041,500
400,000		Altair Re, Variable Rate Notes, 6/30/17 (Cat Bond)	400,000
100,000		Arlington Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 8/1/15	108,140
1,000,000	4.02	Armor Re, Ltd., Floating Rate Note, 12/15/16 (Cat Bond) (144A)	1,000,100
1,500,000	3.43	Atlas IX Capital, Ltd., Floating Rate Note, 1/17/19 (Cat Bond) (144A)	1,530,450
1,000,000	8.11	Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)	1,027,000
2,575,000	4.28	Blue Danube II, Ltd., Floating Rate Note, 5/23/18 (Cat Bond) (144A)	2,594,570
600,000	6.00	Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)	602,580
1,945,000	10.75	Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)	1,969,702
750,000	2.56	Bosphorus Re, Ltd., Floating Rate Note, 5/3/16 (Cat Bond) (144A)	750,150
2,250,000	5.28	Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)	2,278,800
2,300,000	6.87	Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)	2,394,530
250,000	4.27	Citrus Re, Ltd., Floating Rate Note, 4/18/17 (Cat Bond) (144A)	249,350
1,350,000	3.77	Citrus Re, Ltd., Floating Rate Note, 4/24/17 (Cat Bond) (144A)	1,347,435
1,528,080		Clarendon Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 7/14/15	1,484,071
6,595,000	4.73	Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)	6,593,681
2,000,000	10.23	Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)	1,999,800
250,000	9.02	Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	249,975
1,000,000	10.26	Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	1,000,000
250,000	11.26	Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	250,025
250,000	9.04	East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)	265,425
2,000,000	2.78	East Lane Re VI, Ltd., Floating Rate Note, 3/14/18 (Cat Bond) (144A)	1,993,400
1,000,000	6.67	East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)	1,007,600
1,300,000		Eden Re II, Ltd., 4/19/18 (Cat Bond) (144A) (c)	1,300,000
1,025,000	5.02	Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/7/17 (Cat Bond) (144A)	1,026,025
2,375,100		Exeter Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/7/16	2,375,100
750,000		Fairfield Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 2/2/16	685,275
4,550,000	5.02	Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond) (144A)	4,568,655
1,250,000	7.40	Galileo Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond) (144A)	1,287,375
2,000,000	6.51	Gator Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)	1,633,000
2,000,000		Gloucester Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 6/12/15	1,896,200
3,700,000	2.24	Golden State Re II, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)	3,680,390
750,000	3.77	Golden State Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	749,775
3,500,000	13.52	Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)	3,535,000
3,600,000	8.37	Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)	3,620,160
2,250,000	4.02	Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)	2,286,000
2,600,000	3.76	Kilimanjaro Re, Ltd., Floating Rate Note, 11/25/19 (Cat Bond) (144A)	2,590,900
2,300,000	4.76	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)	2,344,850
1,000,000	4.51	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)	1,009,600
1,800,000	2.26	Kizuna Re II, Ltd., Floating Rate Note, 4/6/18 (Cat Bond) (144A)	1,812,420
2,610,000	3.98	Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)	2,648,628
3,550,000	6.03	Longpoint Re, Ltd., Floating Rate Note, 6/12/15 (Cat Bond) (144A)	3,611,415
2,000,000	2.02	Merna Re V, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)	1,993,600
1,250,000	4.52	MetroCat Re, Ltd., Floating Rate Note, 8/5/16 (Cat Bond) (144A)	1,288,250
1,500,000	12.01	Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)	1,522,800
1,000,000	9.01	Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)	1,010,500
6,250,000	8.23	Mythen Re, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)	6,394,375
1,250,000	8.51	Mythen Re, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)	1,281,000
2,250,000	8.53	Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)	2,387,250
500,000	11.76	Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 11/10/16 (Cat Bond) (144A)	527,850
2,500,000	8.01	Mythen Re, Ltd., Series 2013-1 Class B, Floating Rate Note, 7/9/15 (Cat Bond) (144A)	2,580,500
2,250,000	7.27	Northshore Re, Ltd., Floating Rate Note, 7/5/16 (Cat Bond) (144A)	2,346,075
2,000,000	13.98	Pelican Re, Ltd., Floating Rate Note, 4/13/15 (Cat Bond) (144A)	2,064,400
2,008,000		PI-1, Series E - 2014 (Kane SAC Ltd.), Variable Rate Notes, 6/12/15	2,074,666
1,006,000		PI-7, Series D - 2014, (KANE SAC Ltd.), Variable Rate Notes, 7/30/16	1,098,653
1,750,000	3.52	Queen City Re, Floating Rate Note, 1/6/19 (Cat Bond) (144A)	1,741,950
2,250,000	7.51	Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	2,269,350
1,750,000	8.51	Queen Street V Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	1,768,550
250,000	10.39	Queen Street VI Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	253,125
1,750,000	8.63	Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)	1,818,250
500,000	6.51	Queen Street VIII Re, Ltd., Floating Rate Note, 6/8/16 (Cat Bond) (144A)	506,800
1,450,000	8.77	Residential Reinsurance 2011, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	1,483,640
1,500,000	8.92	Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/12/15 (Cat Bond) (144A)	1,547,250
1,750,000	9.02	Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)	1,796,200
1,500,000	5.77	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	1,559,100
2,900,000	4.52	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	2,990,770
1,000,000	12.77	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	1,090,400
750,000	8.02	Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)	802,050
900,000	10.02	Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)	978,030
850,000	9.27	Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)	904,060
750,000	3.52	Residential Reinsurance 2014, Ltd., Floating Rate Note, 6/6/18 (Cat Bond) (144A)	759,675
1,000,000	4.02	Riverfront Re, Ltd., Floating Rate Note, 1/6/17 (Cat Bond) (144A)	1,002,600
1,000,000	3.02	Sanders Re, Ltd., Floating Rate Note, 5/25/18 (Cat Bond) (144A)	989,400
2,500,000	3.53	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	2,484,250
1,250,000	4.01	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	1,247,000
2,000,000	3.90	Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)	2,013,400
500,000		Sector Re V, Ltd., 12/1/19 (Cat Bond) (144A) (c)	502,600
1,150,000	7.51	Sirius International Group, Ltd., Floating Rate Note (Perpetual) (144A)	1,197,150
1,500,000	16.51	Successor X, Ltd., Floating Rate Note, 1/27/15 (Cat Bond) (144A)	1,508,100
1,500,000	8.54	Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)	1,586,100
250,000	6.26	Tradewynd Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	249,850
750,000	6.29	Tradewynd Re, Ltd., Floating Rate Note, 1/8/18 (Cat Bond) (144A)	750,975
250,000	9.79	Tramline Re II, Ltd., Floating Rate Note, 1/4/19 (Cat Bond) (144A)	251,325
2,000,000	3.54	Ursa Re, Ltd., Floating Rate Note, 12/7/17 (Cat Bond) (144A)	1,998,000
2,500,000		Versutus Ltd., Series 2015-A, Variable Rate Notes, 12/31/2017	2,500,000
400,000	2.92	Vita Capital IV, Ltd., Floating Rate Note, 1/15/16 (Cat Bond) (144A)	404,080
1,500,000	2.73	Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)	1,520,100
500,000	3.42	Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)	509,150
1,000,000	2.76	Vitality Re IV, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)	1,008,200
1,800,000	1.76	Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)	1,761,120
			$147,121,571
		Total Insurance	$177,699,023
		Software & Services - 0.1%
		Application Software - 0.0%†
1,250,000		Igloo Holdings Corp., 8.25%, 12/15/17 (8.25% Cash, 9.00% PIK) (144A) (PIK)	$1,262,500
		Systems Software - 0.1%
1,937,000	0.43	Oracle Corp., Floating Rate Note, 7/7/17	$1,935,067
		Total Software & Services	$3,197,567
		Technology Hardware & Equipment - 0.3%
		Communications Equipment - 0.2%
2,580,000	0.51	Cisco Systems, Inc., Floating Rate Note, 3/3/17	$2,580,449
3,600,000	0.28	Cisco Systems, Inc., Floating Rate Note, 9/3/15	3,600,094
			$6,180,543
		Computer Storage & Peripherals - 0.1%
1,500,000	0.28	Apple, Inc., Floating Rate Note, 5/3/16	$1,500,018
		Total Technology Hardware & Equipment	$7,680,561
		Telecommunication Services - 0.5%
		Integrated Telecommunication Services - 0.4%
3,125,000		British Telecommunications Plc, 2.0%, 6/22/15	$3,143,925
2,600,000		Verizon Communications, Inc., 0.7%, 11/2/15	2,598,838
3,805,000	1.77	Verizon Communications, Inc., Floating Rate Note, 9/15/16	3,873,985
			$9,616,748
		Wireless Telecommunication Services - 0.1%
1,250,000		Altice Financing SA, 7.875%, 12/15/19 (144A)	$1,279,870
1,500,000	1.24	America Movil SAB de CV, Floating Rate Note, 9/12/16	1,510,730
1,150,000	0.62	Vodafone Group Plc, Floating Rate Note, 2/19/16	1,149,734
			$3,940,334
		Total Telecommunication Services	$13,557,082
		Utilities - 0.7%
		Electric Utilities - 0.6%
2,600,000		Duke Energy Corp., 3.35%, 4/1/15	$2,616,718
1,740,000	0.61	Duke Energy Corp., Floating Rate Note, 4/3/17	1,742,326
1,375,000	0.58	Duke Energy Indiana, Inc., Floating Rate Note, 7/11/16	1,377,288
725,000	0.38	Duke Energy Ohio, Inc., Floating Rate Note, 3/6/15	724,914
2,600,000	0.43	Duke Energy Progress, Inc., Floating Rate Note, 11/20/17	2,588,071
1,275,000	0.43	Duke Energy Progress, Inc., Floating Rate Note, 3/6/17	1,271,123
1,865,000	0.69	Electricite de France SA, Floating Rate Note, 1/20/17 (144A)	1,870,077
1,090,000	0.56	Georgia Power Co., Floating Rate Note, 3/15/16	1,088,886
1,000,000	0.63	Georgia Power Co., Floating Rate Note, 8/15/16	999,491
1,013,000	0.47	NSTAR Electric Co., Floating Rate Note, 5/17/16	1,012,191
1,200,000		The Connecticut Light & Power Co., 5.0%, 4/1/15	1,212,590
			$16,503,675
		Independent Power Producers & Energy Traders - 0.1%
1,250,000		NRG Energy, Inc., 8.25%, 9/1/20	$1,334,375
		Total Utilities	$17,838,050
		TOTAL CORPORATE BONDS
		(Cost $681,555,666)	$682,468,771

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.6%
6,273		Fannie Mae, 7.0%, 10/1/17	$6,570
22,149	2.21	Fannie Mae, Floating Rate Note, 1/1/48	23,731
26,845	2.54	Fannie Mae, Floating Rate Note, 10/1/32	27,667
9,606	2.25	Fannie Mae, Floating Rate Note, 11/1/23	9,919
23,760	2.30	Fannie Mae, Floating Rate Note, 2/1/34	24,029
20,265	2.24	Fannie Mae, Floating Rate Note, 9/1/32	21,550
2,133,000		Federal Farm Credit Banks, 0.39%, 4/25/16	2,126,921
1,490,000	0.30	Federal Farm Credit Banks, Floating Rate Note, 1/20/15	1,490,098
4,000,000	0.25	Federal Farm Credit Banks, Floating Rate Note, 1/26/15	4,000,448
2,560,000	0.15	Federal Farm Credit Banks, Floating Rate Note, 10/26/15	2,560,376
2,610,000	0.20	Federal Farm Credit Banks, Floating Rate Note, 2/18/16	2,611,013
18,770,000	0.30	Federal Farm Credit Banks, Floating Rate Note, 3/23/15	18,779,629
1,360,000	0.27	Federal Farm Credit Banks, Floating Rate Note, 3/4/15	1,360,275
2,200,000	0.08	Federal Farm Credit Banks, Floating Rate Note, 3/9/15	2,200,044
2,540,000	0.22	Federal Farm Credit Banks, Floating Rate Note, 9/18/15	2,541,168
13,420,000		Federal Home Loan Bank Discount Notes, 1/21/15 (c)	13,419,852
2,640,000	0.22	Federal Home Loan Banks, Floating Rate Note, 10/7/15	2,641,861
8,494	2.36	Federal Home Loan Mortgage Corp., Floating Rate Note, 10/1/23	8,776
14,482	2.61	Federal Home Loan Mortgage Corp., Floating Rate Note, 11/1/33	15,102
7,553	2.59	Federal Home Loan Mortgage Corp., Floating Rate Note, 6/1/35	7,629
2,000,000	0.14	Federal Home Loan Mortgage Corp., Floating Rate Note, 6/26/15	2,000,566
1,415,000		Federal National Mortgage Association, 0.75%, 8/16/17 (Step)	1,413,199
760,000	0.16	Federal National Mortgage Association, Floating Rate Note, 1/20/15	760,026
2,135,000	0.40	Federal National Mortgage Association, Floating Rate Note, 1/27/15	2,135,335
6,085,000	0.17	Federal National Mortgage Association, Floating Rate Note, 8/26/16	6,088,657
12,596	1.62	Government National Mortgage Association II, Floating Rate Note, 1/20/22	12,862
20,500,000	0.09	U.S. Treasury Note, Floating Rate Note, 1/31/16	20,494,404
21,260,000	0.11	U.S. Treasury Note, Floating Rate Note, 4/30/16	21,258,986
19,740,000	0.11	U.S. Treasury Note, Floating Rate Note, 7/31/16	19,739,585
20,100,000	0.09	United States Treasury Floating Rate Note, Floating Rate Note, 10/31/16	20,087,598
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $147,883,956)	$147,867,876

		FOREIGN GOVERNMENT BONDS - 0.0%†
1,800,000	0.39	Province of Ontario Canada, Floating Rate Note, 4/1/15	$1,800,540
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $1,800,550)	$1,800,540

		MUNICIPAL BONDS - 0.0%†
		Municipal Student Loan - 0.0%†
1,011,258	1.13	Louisiana Public Facilities Authority, Floating Rate Note, 4/26/27	$1,001,388

		TOTAL MUNICIPAL BONDS
		(Cost $1,016,435)	$1,001,388

		SENIOR FLOATING RATE LOAN INTERESTS - 7.7%**
		Energy - 0.4%
		Oil & Gas Drilling - 0.1%
987,500	6.00	Drillships Financing Holding, Inc., Tranche B-1 Term Loan, 3/31/21	$787,531
301,476	5.75	Offshore Group Investment, Ltd., Term Loan, 3/28/19	226,735
872,813	3.75	Paragon Offshore Finance, Term Loan, 7/16/21	724,434
			$1,738,700
		Oil & Gas Equipment & Services - 0.2%
1,442,750	3.75	77 Energy, Tranche B Loan (First Lien), 6/17/21	$1,222,731
2,668,616	3.88	Fieldwood Energy LLC, Closing Date Loan, 9/25/18	2,536,853
497,500	5.25	McDermott International, Inc., Tranche B Loan (First Lien), 4/11/19	477,600
			$4,237,184
		Integrated Oil & Gas - 0.1%
24,276	4.50	Glenn Pool Oil & Gas Trust, Term Loan, 5/2/16	$24,154
2,722,500	4.00	Seadrill Operating LP, Initial Term Loan, 2/14/21	2,126,272
			$2,150,426
		Oil & Gas Exploration & Production - 0.0%†
345,205	5.00	Samson Investment Co., Tranche 1 Term Loan (Second Lien), 9/25/18	$273,000
		Oil & Gas Refining & Marketing - 0.0%†
74,916	4.25	Pilot Travel Centers LLC, Initial Tranche B, 9/30/21	$75,150
795,000	2.42	Tesoro Corp., Initial Term Loan, 1/11/16	793,490
447,739	4.25	Western Refining, Inc., Term Loan 2013, 11/12/20	435,986
			$1,304,626
		Coal & Consumable Fuels - 0.0%†
221,862	5.50	Foresight Energy LLC, Term Loan, 8/21/20	$219,089
		Total Energy	$9,923,025
		Materials - 0.5%
		Commodity Chemicals - 0.2%
1,883,464	4.50	AZ Chem US, Inc., Tranche B Term Loan (First Lien), 6/9/21	$1,861,098
1,181,000	5.25	Citadel Plastics Holdings Inc., Initial Loan (First Lien), 11/4/20	1,183,952
1,400,000	4.75	Eco Services Operations, Initial Term Loan, 10/8/21	1,386,000
384,383	4.00	Tronox Pigments BV, New Term Loan, 3/19/20	379,098
			$4,810,148
		Specialty Chemicals - 0.2%
1,024,205	3.75	Axalta Coating Systems US Holdings, Inc., Refinanced Term B Loan, 2/1/20	$1,000,520
146,429	3.50	Chemtura Corp., New Term Loan, 8/29/16	146,490
1,000,000	3.75	Huntsman International LLC, 2014-1 Incremental Term Loan, 9/30/21	985,625
931,000	4.00	PQ Corp., 2014 Term Loan, 8/7/17	914,242
290,008	1.00	WR Grace & Co-Conn, Delayed Draw Term Loan, 1/23/21	288,920
805,933	3.00	WR Grace & Co-Conn, U.S. Term Loan, 1/23/21	802,911
			$4,138,708
		Metal & Glass Containers - 0.1%
678,870	4.00	Ardagh Holdings USA, Inc., Tranche B-3 Term Loan (First Lien), 12/17/19	$667,838
398,000	5.55	BWay Intermediate, Initial Term Loan, 8/14/20	396,383
1,250,000	0.00	Crown Americas LLC, Term Loan B, 10/22/21	1,253,438
			$2,317,659
		Paper Packaging - 0.0%†
686,473	4.75	Kleopatra Acquisition Corp., Term B-1 Loan, 12/21/16	$686,043
173,688	4.25	Multi Packaging Solutions, Inc., Initial Dollar Tranche B Term, 9/30/20	168,585
			$854,628
		Aluminum - 0.0%†
116,700	5.75	Noranda Aluminum Acquisition Corp., Term B Loan, 2/28/19	$112,032
		Diversified Metals & Mining - 0.0%†
1,470,119	3.75	Fortescue Metals Group Ltd., Bank Loan, 6/30/19	$1,343,015
		Steel - 0.0%†
357,546	4.75	JMC Steel Group, Inc., Term Loan, 4/1/17	$350,842
148,500	4.50	TMS International Corp., Term B Loan, 10/2/20	147,201
			$498,043
		Total Materials	$14,074,233
		Capital Goods - 0.7%
		Aerospace & Defense - 0.3%
395,503	3.50	Alliant Techsystems, Inc., Term B Loan, 10/22/20	$395,338
1,500,000	4.00	B/E Aerospace, Inc., Term Loan, 11/19/21	1,500,000
875,041	3.75	DigitalGlobe, Inc., Term Loan, 1/25/20	869,299
143,055	6.25	DynCorp International, Inc., Term Loan, 7/7/16	142,579
1,328,944	3.25	Spirit AeroSystems, Inc., Term Loan B, 9/30/20	1,321,885
320,101	3.75	TransDigm, Inc., Tranche C Term Loan, 2/28/20	315,166
2,535,000	3.25	Wesco Aircraft Hardare Corp., Tranche B Term Loan (First Lien), 2/24/21	2,496,975
			$7,041,242
		Building Products - 0.1%
1,080,996	3.50	Armstrong World Industries, Inc., Term Loan B, 3/15/20	$1,068,835
852,173	4.00	Quikrete Holdings, Inc., Initial Loan (First Lien), 9/26/20	842,586
976,649	4.25	Unifrax Corp., New Term B Loan, 12/31/19	968,917
			$2,880,338
		Construction & Engineering - 0.0%†
287,913	0.00	Aecom Technology, Term Loan B, 10/15/21	$288,363
		Electrical Components & Equipment - 0.1%
1,067,311	3.25	Southwire Co., Term Loan, 1/31/21	$1,030,844
871,421	6.00	WireCo WorldGroup, Inc., Term Loan, 2/15/17	873,055
			$1,903,899
		Industrial Conglomerates - 0.0%†
687,803	4.00	Milacron LLC, Term Loan, 3/12/20	$670,607
		Construction & Farm Machinery & Heavy Trucks - 0.1%
84,363	3.25	Manitowoc Co. Inc. (The), Term B Loan, 12/18/20	$83,519
308,783	3.50	Terex Corp., U.S. Term Loan, 8/13/21	305,695
			$389,214
		Industrial Machinery - 0.1%
395,000	4.25	Gardner Denver, Inc., Initial Dollar Term Loan, 7/30/20	$371,238
1,232,143	6.00	NN, Inc., Term Loan, 8/27/21	1,231,373
1,683,943	4.25	Schaeffler AG, Facility B-USD, 5/15/20	1,686,750
78,800	6.25	Xerium Technologies, Inc., New Term Loan, 5/17/19	78,997
			$3,368,358
		Trading Companies & Distributors - 0.0%†
318,295	3.75	WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19	$317,300
		Total Capital Goods	$16,859,321
		Commercial Services & Supplies - 0.3%
		Environmental & Facilities Services - 0.2%
132,000	3.25	Covanta Energy Corp., Term Loan, 3/28/19	$131,794
1,170,090	3.00	Progressive Waste Solutions, Ltd., Term B Loan, 10/31/19	1,176,916
148,849	4.00	Waste Industries USA, Inc., Term B Loan, 3/17/17	147,919
2,873,563	5.00	Wheelabrator, Term B Loan, 10/15/21	2,902,299
126,437	5.00	Wheelabrator, Term C Loan, 10/15/21	127,701
			$4,486,629
		Diversified Support Services - 0.0%†
869,974	6.25	Language Line LLC, Tranche B Term Loan, 6/20/16	$863,268
		Security & Alarm Services - 0.1%
513,355	4.25	Allied Security Holdings LLC, Closing Date Term Loan (First Lien), 2/12/21	$505,868
319,350	4.00	Garda World Security Corp., Term B Delayed Draw Loan, 11/8/20	312,564
1,248,370	4.00	Garda World Security Corp., Term B Loan, 11/1/20	1,221,842
982,774	4.25	Monitronics International, Inc., Term B Loan, 3/23/18	972,946
			$3,013,220
		Human Resource & Employment Services - 0.0%†
1,037,113	3.50	On Assignment, Inc., Initial Term B Loan, 5/15/20	$1,025,445
		Research & Consulting Services - 0.0% †
196,496	5.00	Wyle, Tranche B Loan (First Lien), 5/22/21	$196,126
			$196,126
		Total Commercial Services & Supplies	$9,584,688
		Transportation - 0.3%
		Air Freight & Logistics - 0.0%†
198,000	5.25	Syncreon Group BV, Term Loan, 9/26/20	$193,050
		Airlines - 0.2%
2,511,750	3.75	American Airlines, Inc., Class B Term Loan, 6/27/19	$2,488,516
500,000	4.25	American Airlines, Inc., Class B Term, 10/10/21	501,250
735,000	3.25	Delta Air Lines, Inc., 2014 Term B-1 Loan, 10/18/18	724,664
294,656	3.25	Delta Air Lines, Inc., Term Loan, 4/20/17	292,416
997,500	3.75	United Airlines, Inc., Calss B-1 Term Loan, 9/15/21	989,084
245,625	3.50	United Airlines, Inc., Class B Term Loan, 4/1/19	242,616
			$5,238,546
		Marine - 0.1%
1,481,250	5.25	Navios Maritime Partners LP, Term Loan, 6/27/18	$1,459,031
		Trucking - 0.0%†
339,862	3.75	Swift Transportation Co., LLC, Tranche B Term Loan (First Lien), 6/9/21	$336,293
		Total Transportation	$7,226,920
		Automobiles & Components - 0.2%
		Auto Parts & Equipment - 0.2%
146,649	3.75	Allison Transmission, Inc., Term B-3 Loan, 8/23/19	$145,183
1,000,000	6.00	BBB Industries US, Initial Term Loan, 10/15/21	995,000
1,564,792	4.25	MPG Holdco I, Inc., Initial Term Loan, 10/20/21	1,559,316
635,098	4.25	TI Group Automotive Systems LLC, Term Loan Facility, 7/1/21	627,159
200,696	4.00	Tower Automotive Holdings USA LLC, Refinancing Term Loan, 4/23/20	197,560
			$3,524,218
		Tires & Rubber - 0.0%†
800,000	4.75	The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19	$798,200
		Automobile Manufacturers - 0.1%
498,750	6.00	Crown Group llc, Term Loan (First Lien), 9/30/20	$491,269
2,878,250	3.25	Chrysler Group LLC, Tranche B Term Loan, 12/29/18	2,859,363
374,031	0.00	Chrysler Group LLC, Term Loan B, 5/24/17	373,563
			$3,724,195
		Personal Products - 0.0%†
497,500	3.50	Visteon Corp., Tranche B Loan (First Lien), 4/8/21	$492,214
		Total Automobiles & Components	$8,538,827
		Consumer Durables & Apparel - 0.2%
		Home Furnishings - 0.0%†
330,711	4.25	Serta Simmons Holdings LLC, Term Loan, 10/1/19	$327,146
425,614	3.50	Tempur Sealy International, Inc., New Term B Loan, 3/18/20	420,294
			$747,440
		Housewares & Specialties - 0.1%
987,500	2.92	Jarden Corp., Tranche B1 Term Loan, 9/30/20	$986,512
785,308	4.00	Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 12/31/18	772,897
			$1,759,409
		Leisure Products - 0.0%†
188,571	4.00	Bombardier Recreational Products, Inc., Term B Loan, 1/30/19	$185,271
		Apparel, Accessories & Luxury Goods - 0.1%
1,186,868	3.25	PVH Corp., Tranche B Term Loan, 12/19/19	$1,189,585
		Total Consumer Durables & Apparel	$3,881,705
		Consumer Services - 0.5%
		Casinos & Gaming - 0.2%
1,225,000	3.50	MGM Resorts International, Term B Loan, 12/20/19	$1,198,203
195,562	3.75	Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 8/13/20	193,546
2,000,000	6.00	Scientific Games, Initial Term B-2, 10/1/21	1,975,000
1,316,250	3.00	Seminole Tribe of Florida, Inc., Initial Term Loan, 4/29/20	1,311,314
			$4,678,063
		Hotels, Resorts & Cruise Lines - 0.1%
493,750	3.50	Four Seasons Holdings Inc., Term Loan, 6/27/20	$485,418
986,842	3.50	Hilton Worldwide Finance LLC, Initial Term Loan, 9/23/20	976,727
1,000,000	4.00	NCL Corporation Ltd., Term B Loan, 11/5/21	1,002,500
			$2,464,645
		Leisure Facilities - 0.0%†
96,885	3.25	Cedar Fair LP, U.S. Term Facility, 3/6/20	$96,809
729,765	0.00	Six Flags Theme Parks, Inc., Tranche B Term Loan, 12/20/18	729,157
			$825,966
		Restaurants - 0.1%
620,000	4.50	Burger King Worldwide, Inc., Term Loan B, 9/24/21	$620,277
390,681	4.00	Landry's, Inc., B Term Loan, 4/24/18	388,850
155,600	4.00	NPC International, Inc., Term Loan, 12/28/18	151,710
837,121	4.25	PF Chang's China Bistro, Inc., Term Borrowing, 6/22/19	803,636
721,097	3.25	Wendy's International, Inc., Term B Loan, 5/15/19	716,590
			$2,681,063
		Education Services - 0.0%†
600,000	0.00	Bright Horizons Family Solutions, Inc., Term B-1 Loan, 1/30/20	$597,750
596,827	3.75	Bright Horizons Family Solutions, Inc., Term B Loan, 1/14/20	588,621
			$1,186,371
		Specialized Consumer Services - 0.1%
1,965,000	4.00	Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4/2/20	$1,524,103
		Total Consumer Services	$13,360,211
		Media - 1.0%
		Advertising - 0.0%†
22,114	4.25	Advantage Sales & Marketing Inc., Delayed Draw, 7/21/21	$21,928
663,430	4.25	Advantage Sales & Marketing, Inc., Initial Term Loan, 7/23/21	657,832
113,574	4.75	Getty Images, Inc., Initial Term Loan, 10/18/19	105,245
			$785,005
		Broadcasting - 0.3%
1,629,423	3.00	CBS Outdoor Americas Capital llc, Tranche B Term Loan (First Lien), 1/15/21	$1,594,390
344,650	4.00	Entercom Radio llc, Term B-2 Loan, 11/23/18	343,358
1,002,368	3.75	Gray Television, Inc., Term Loan (First Lien), 6/10/21	989,087
614,117	4.25	NEP, Amendment No. 3 Incremental Term Loan (First Lien), 1/22/20	605,929
497,481	3.25	Quebecor Media, Inc., Facility B-1 Tranche, 8/17/20	481,158
1,334,952	3.00	Sinclair Television Group, Inc., New Tranche B Term Loan, 4/19/20	1,301,578
1,000,000	3.50	Sinclair Television Group, Incremental Loan, 7/30/21	991,250
2,116,251	4.00	Tribune Co., Tranche B Term Loan (First Lien), 11/20/20	2,088,475
663,175	4.00	Univision Communications, Inc., Replacement First-Lien Term Loan, 3/1/20	649,912
			$9,045,137
		Cable & Satellite - 0.5%
1,115,014	3.50	Cequel Communications LLC, Term Loan, 2/14/19	$1,100,845
1,305,125	3.00	Charter Communications Operating LLC, Term F Loan, 1/1/21	1,281,353
1,250,000	4.25	Charter Communications Operating LLC, Term G Loan, 9/10/21	1,257,899
521,732	3.75	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 6/30/19	515,428
733,125	4.00	MCC Georgia LLC, Tranche G Term Loan, 2/8/20	719,685
1,389,500	2.64	Mediacom Illinois LLC, Tranche F Term Loan, 3/31/18	1,363,447
660,424	3.50	Telesat Canada, U.S. Term B Loan, 3/28/19	650,518
2,205,000	3.50	Virgin Media Investment Holdings, Ltd., New Term B Loan, 2/6/20	2,171,925
238,689	4.75	WideOpenWest Finance LLC, Term B Loan, 4/1/19	237,645
1,136,553	3.50	Ziggo BV, (USD) Tranche B-3 Term Loan, 1/15/22	1,108,139
1,072,383	3.50	Ziggo BV, Tranche B-1 Term Loan (First Lien), 1/15/22	1,045,573
691,064	3.27	Ziggo BV, Tranche B-2 Term Loan (First Lien), 1/15/22	673,787
			$12,126,244
		Movies & Entertainment - 0.2%
1,457,636	3.50	AMC Entertainment, Inc., Initial Term Loan, 4/30/20	$1,440,630
768,275	3.50	Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20	759,632
1,020,899	3.75	Rovi Solutions Corp., Term B Loan, 7/2/21	1,003,884
591,000	3.50	Seminole Hard Rock Entertainment, Inc., New Term Loan B, 5/14/20	570,807
1,086,250	3.75	WMG Acquisition Corp., Tranche B Refinancing Term Loan, 7/1/20	1,048,231
			$4,823,184
		Publishing - 0.0%†
212,968	4.75	Interactive Data Corp., Tranche B Term Loan (First Lien), 4/24/21	$211,956
		Total Media	$26,991,526
		Retailing - 0.3%
		Computer & Electronics Retail - 0.1%
1,736,875	3.75	Rent-A-Center, Inc., Term Loan (2014), 2/6/21	$1,699,966
		Home Improvement Retail - 0.0%†
1,228,125	4.50	Apex Tool Group LLC, Term Loan, 2/1/20	$1,194,352
		Specialty Stores - 0.0%†
985,000	3.75	Michaels Stores, Inc., Term B Loan, 1/28/20	$968,378
		Automotive Retail - 0.1%
1,279,592	3.00	Avis Budget Car Rental LLC, Tranche B Term Loan, 3/15/19	$1,270,795
397,452	5.75	CWGS Group LLC, Term Loan, 2/20/20	395,962
735,000	4.00	The Hertz Corp., Tranche B1 Term Loan, 3/11/18	725,506
			$2,392,263
		Total Retailing	$6,254,959
		Food & Staples Retailing - 0.1%
		Food Distributors - 0.0%†
185,456	5.75	AdvancePierre Foods, Inc., Term Loan (First Lien), 7/10/17	$184,528
		Food Retail - 0.1%
1,503,474	4.75	Albertsons LLC, Term B-2 Loan, 3/21/19	$1,497,209
478,257	3.50	Big Heart Pet Brands, Initial Term Loan, 2/24/20	460,322
498,750	4.75	New Albertson's, Inc., Term Loan (First Lien), 6/24/21	492,360
			$2,449,891
		Total Food & Staples Retailing	$2,634,419
		Food, Beverage & Tobacco - 0.3%
		Agricultural Products - 0.1%
2,341,474	4.50	Arysta Lifescience SPC LLC, Initial Term Loan (First Lien), 5/29/20	$2,331,717
1,578,075	3.25	Darling International, Inc., Term B USD Loan, 12/19/20	1,572,157
			$3,903,874
		Packaged Foods & Meats - 0.2%
1,368,153	3.50	HJ Heinz Co., Term B2 Loan, 3/27/20	$1,362,528
874,626	3.75	JBS USA LLC, Initial Term Loan, 5/25/18	862,031
1,158,833	3.00	Pinnacle Foods Finance LLC, New Term Loan G, 4/29/20	1,126,386
995,000	3.75	Post Holdings, Inc., Tranche B Loan (First Lien), 5/23/21	992,868
			$4,343,813
		Total Food, Beverage & Tobacco	$8,247,687
		Household & Personal Products - 0.1%
		Household Products - 0.0%†
296,250	3.50	Spectrum Brands, Inc., Tranche C Term Loan, 8/13/19	$293,510
		Personal Products - 0.1%
400,000	3.50	NBTY, Inc., Term B-2 Loan, 10/1/17	$389,500
473,701	4.12	Prestige Brands, Inc., Term B-1 Loan, 1/31/19	473,503
579,167	4.50	Prestige Brands, Inc., Term B-2 Loan, 8/18/21	579,529
371,250	4.00	Revlon Consumer Products Corp., Acquisition Term Loan, 8/19/19	366,029
976,136	3.25	Revlon Consumer Products Corp., Replacement Term Loan, 11/19/17	968,815
			$2,777,376
		Total Household & Personal Products	$3,070,886
		Health Care Equipment & Services - 0.5%
		Health Care Equipment - 0.1%
671,416	3.25	Hologic, Inc., Refinancing Tranche B Term Loan, 8/1/19	$669,108
586,788	4.00	Kinetic Concepts, Inc., Term DTL-E1 loan, 5/4/18	581,409
			$1,250,517
		Health Care Supplies - 0.0%†
1,000,000	4.00	Halyard Health, Inc., Term Loan, 11/1/21	$1,001,565
217,752	5.00	Immucor, Inc., Term B-2 Loan, 8/19/18	215,847
			$1,217,412
		Health Care Services - 0.2%
328,915	6.50	BioScrip, Inc., Delayed Draw Term Loan, 7/31/20	$330,559
548,191	6.50	BioScrip, Inc., Initial Term B Loan, 7/31/20	550,932
593,611	4.00	BSN Medical GmbH & Co. KG, Facility B1A, 8/28/19	593,611
473,860	3.50	DaVita HealthCare Partners, Inc., Tranche B Loan (First Lien), 6/19/21	470,052
1,249,098	4.00	Envision Healthcare Corp., Initial Term Loan, 5/25/18	1,237,778
1,481,250	2.17	Fresenius US Finance I, Inc., Tranche B Term Loan, 8/7/19	1,474,461
66,145	7.75	inVentiv Health, Inc., Term B-3 Loan, 5/15/18	65,980
341,296	4.50	Truven Health Analytics, Inc., New Tranche B Term Loan, 6/6/19	332,337
			$5,055,710
		Health Care Facilities - 0.1%
71,647	4.25	CHS, 2021 Term D Loan, 1/27/21	$71,597
487,519	4.50	IASIS Healthcare LLC, Term B-2 Loan, 5/3/18	483,863
714,175	4.25	Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21	694,535
342,404	2.67	LifePoint Hospitals, Inc., Incremental Term Loan B, 7/24/17	342,689
491,294	6.00	RegionalCare Hospital Partners, Inc., Term Loan (First Lien), 4/21/19	490,065
236,016	3.75	Select Medical Corp., Series E Tranche B Term Loan, 6/1/18	230,116
985,000	6.75	Steward Health Care System LLC, Term Loan, 4/10/20	976,677
			$3,289,542
		Health Care Technology - 0.1%
796,876	4.00	ConvaTec, Inc., Dollar Term Loan, 12/22/16	$789,903
1,603,938	3.75	Emdeon, Inc., Term B-2 Loan, 11/2/18	1,579,210
			$2,369,113
		Total Health Care Equipment & Services	$13,182,294
		Pharmaceuticals, Biotechnology & Life Sciences - 0.3%
		Biotechnology - 0.0%†
1,125,602	3.50	Alkermes, Inc., 2019 Term Loan, 9/25/19	$1,119,974
		Pharmaceuticals - 0.3%
496,250	3.25	Endo Luxembourg Finance I Company Sarl, Tranche B Term Loan (First Lien), 11/5/20	$481,983
521,063	3.17	Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term Loam, 4/1/21	514,810
303,475	4.25	JLL, Initial Dollar Term Loan, 1/23/21	295,414
967,688	3.25	Mallinckrodt International Finance SA, Initial Term B Loan, 3/6/21	949,745
1,469,836	4.00	Par Pharmaceutical Companies, Inc., Term B-2 Loan, 9/28/19	1,437,377
255,975	4.25	PharMEDium Healthcare Corp., Initial Term Loan (First Lien), 1/23/21	248,296
1,012,106	3.25	RPI Finance Trust, Term B-2 Term Loan, 5/9/18	1,010,841
622,351	3.25	RPI Finance Trust, Term B-3 Term Loan, 11/9/18	621,768
427,500	4.25	Salix Pharmaceuticals, Inc., Term Loan, 12/17/19	423,626
511,676	3.50	Valeant Pharmaceuticals International, Inc., Series C-2 Tranche B Term Loan, 12/11/19	507,519
213,198	3.50	Valeant Pharmaceuticals International, Inc., Series D2 Term Loan B, 2/13/19	211,488
1,313,724	3.50	Valeant Pharmaceuticals International, Inc., Series E1 Tranche B Term Loan, 8/5/20	1,304,145
			$8,007,012
		Total Pharmaceuticals, Biotechnology & Life Sciences	$9,126,986
		Banks - 0.1%
		Thrifts & Mortgage Finance - 0.1%
1,380,856	5.00	Ocwen Financial Corp., Initial Term Loan, 1/15/18	$1,300,306
		Total Banks	$1,300,306
		Diversified Financials - 0.2%
		Other Diversified Financial Services - 0.1%
393,323	3.50	AWAS Finance Luxembourg 2012 SA, Term Loan, 7/16/18	$388,406
1,295,000	3.50	Delos Finance SARL, Tranche B Term Loan, 2/27/21	1,287,446
1,566,924	4.50	Fly Funding II Sarl, Term Loan, 8/9/18	1,563,007
492,500	5.00	Livingston International, Inc., Initial Term B-1 Loan (First Lien), 4/18/19	477,725
98,939	5.25	WorldPay, Facility B2A Term Loan, 8/6/17	99,125
			$3,815,709
		Specialized Finance - 0.1%
1,006,454	4.25	Mirror BidCo Corp., New Incremental Term Loan, 12/18/19	$996,390
597,000	3.25	SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, 3/31/21	585,806
			$1,582,196
		Total Diversified Financials	$5,397,905
		Insurance - 0.1%
		Insurance Brokers - 0.0%†
1,087,904	4.25	USI Insurance Services LLC, Term B Loan, 12/30/19	$1,069,546
		Life & Health Insurance - 0.0%†
459,849	3.75	CNO Financial Group, Inc., Tranche B2 Term Loan, 9/4/18	$449,503
		Multi-line Insurance - 0.0%†
242,448	4.25	Alliant Holdings I, Inc., Initial Term Loan, 12/20/19	$239,341
		Property & Casualty Insurance - 0.1%
493,657	5.75	Confie seguros Holding II Co., Term B Loan (First Lien), 11/9/18	$492,628
965,250	5.75	Hyperion Insurance Group, Ltd., Term Loan, 10/4/19	962,234
			$1,454,862
		Total Insurance	$3,213,252
		Real Estate - 0.2%
		Mortgage REIT - 0.1%
1,586,043	3.50	Starwood Property Trust, Inc., Term Loan (First Lien), 4/17/20	$1,556,966
		Retail REIT - 0.1%
1,074,600	0.00	DTZ U.S. Borrower, LLC, Initial Term Loan, 10/28/21	$1,075,271
640,187	0.00	DTZ U.S. Borrower, LLC, Initial Term Loan, 10/28/22	640,587
			$1,715,858
		Specialized REIT - 0.0%†
987,475	3.25	The Geo Group, Inc., Term Loan, 4/3/20	$978,834
		Real Estate Services - 0.0%†
987,565	4.50	Altisource Solutions Sarl, Term B Loan, 12/9/20	$770,301
		Total Real Estate	$5,021,959
		Software & Services - 0.4%
		Internet Software & Services - 0.1%
954,022	3.25	Dealertrack Technologies, Inc., Term Loan, 2/27/21	$937,613
1,119,375	3.75	Vantiv LLC, Term B Loan, 6/12/21	1,111,847
			$2,049,460
		IT Consulting & Other Services - 0.1%
1,358,138	3.75	Booz Allen Hamilton, Inc., Refinance Tranche B, 7/31/19	$1,354,319
295,477	4.50	Deltek, Inc., Term Loan (First Lien), 10/10/18	292,523
399,000	5.75	Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21	392,416
228,275	4.50	PSAV Presentation Services, Tranche B Term Loan (First Lien), 1/24/21	227,419
			$2,266,677
		Data Processing & Outsourced Services - 0.1%
980,075	3.50	Genpact International, Inc., Term Loan, 8/30/19	$971,499
		Application Software - 0.0%†
469,063	4.25	Epiq Systems, Inc., Term Loan, 8/27/20	$467,304
10,555	8.52	Expert Global Solutions, Inc., Term B Advance (First Lien), 4/3/18	10,507
325,732	3.50	Verint Systems, Inc., Tranche B-2 Term Loan (First Lien), 9/6/19	323,615
			$801,426
		Home Entertainment Software - 0.1%
1,600,000	3.25	Activision Blizzard, Inc., Term Loan, 7/26/20	$1,599,197
1,650,000	5.25	Micro Focus International, Term Loan B, 10/7/21	1,590,876
			$3,190,073
		Total Software & Services	$9,279,135
		Technology Hardware & Equipment - 0.1%
		Communications Equipment - 0.0%†
158,036	2.83	Commscope, Inc., Tranche 3 Term Loan, 1/21/17	$156,982
237,054	3.25	Commscope, Inc., Tranche 4 Term Loan, 1/14/18	235,473
			$392,455
		Electronic Equipment Manufacturers - 0.0%†
1,000,000	4.75	Zebra Technologies, Term Loan B, 9/30/21	$1,007,813
		Electronic Components - 0.1%
641,875	3.25	Belden Finance 2013 LP, Initial Term Loan, 9/9/20	$635,456
1,347,500	6.25	FCI - Fidji Luxembourg Bc4 Sarl , Term Loan, 12/19/20	1,351,711
			$1,987,167
		Total Technology Hardware & Equipment	$3,387,435
		Semiconductors & Semiconductor Equipment - 0.1%
		Semiconductor Equipment - 0.1%
1,496,250	3.50	Sensata Technologies B.V., Third Amendment, 10/8/21	$1,497,746
527,437	3.25	Sensata Technologies BV, Term Loan, 5/12/18	527,520
			$2,025,266
		Semiconductors - 0.0%†
1,293,500	3.75	Avago Technologies Ltd., Tranche B Term Loan (First Lien), 4/16/21	$1,290,266
131,461	3.25	Microsemi Corp., Term Loan (First Lien), 3/14/21	129,259
			$1,419,525
		Total Semiconductors & Semiconductor Equipment	$3,444,791
		Telecommunication Services - 0.3%
		Integrated Telecommunication Services - 0.2%
1,234,375	4.00	Cincinnati Bell, Inc., Tranche B Term Loan, 9/10/20	$1,222,031
1,000,000	4.50	Level 3 Financing, Inc., Tranche B 2022, 1/31/22	1,003,438
1,004,821	3.25	West Corp., B-10 Term Loan (First Lien), 6/30/18	987,236
1,030,477	3.50	Windstream Corp., Tranche B-4 Term Loan, 1/8/20	1,020,495
708,778	3.50	Windstream Corp., Tranche B-5 Term Loan, 8/8/19	700,804
			$4,934,004
		Wireless Telecommunication Services - 0.1%
1,180,207	3.00	Crown Castle International Corp., Tranche B-2 Term Loan (First Lien), 1/31/21	$1,162,061
660,000	0.00	GCI Holdings, Inc., Tranche B Term Loan (First Lien), 12/22/21	659,449
268,077	4.50	Numericable U.S. LLC, Tranche B-1 Term Loan, 4/23/20	268,077
231,923	4.50	Numericable-SFR, Tranche B-2 Loan (First Lien), 4/23/20	231,923
727,141	4.00	Syniverse Holdings, Inc., Tranche B Term Loan, 4/23/19	706,539
			$3,028,049
		Total Telecommunication Services	$7,962,053
		Utilities - 0.4%
		Electric Utilities - 0.2%
2,842,858	4.75	Atlantic Power LP, Term Loan, 2/20/21	$2,814,429
1,182,000	3.00	Calpine Construction Finance Co. LP, Term B-1 Loan, 5/3/20	1,145,801
1,350,000	5.25	Terra-Gen Finance Company, Term Loan, 11/26/21	1,339,875
1,595,935	3.75	Texas Competitive Electric Holdings Co LLC, DIP Delayed Draw Term Loan (2014), 5/5/16	1,604,912
			$6,905,017
		Independent Power Producers & Energy Traders - 0.2%
758,236	4.00	Calpine Corp., Term Loan, 9/27/19	$750,180
454,615	4.00	Dynegy, Inc., Tranche B-2 Term Loan, 4/23/20	450,069
1,170,467	2.75	NRG Energy, Inc., Term Loan (2013), 7/1/18	1,149,984
1,549,348	3.75	NSG Holdings LLC, New Term Loan, 12/11/19	1,533,854
472,625	4.75	TerraForm Power, Closing Date Loan, 7/23/19	472,773
			$4,356,860
		Total Utilities	$11,261,877
		TOTAL SENIOR FLOATING RATE LOAN INTERESTS
		(Cost $206,684,464)	$203,226,400

		TEMPORARY CASH INVESTMENTS - 2.2%
		Certificate of Deposit - 0.5%
12,640,000		The Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.12%, 1/5/15	$12,639,895

		Commercial Paper - 0.7%
6,100,000		Exxon Mobile, Discount Note, 2/4/15	$6,099,247
7,455,000		Prudential Financial, Inc., Discount Note, 1/2/15	7,454,958
2,500,000	0.59	Skandinaviska Enskilda Banken AB New York NY, Floating Rate Note, 9/21/15	2,500,808
1,000,000	0.64	Sumitomo Mitsui Banking Corp. New York, Floating Rate Note, 4/1/15	1,000,538
2,640,000		Svenska Hendelsbanken AB, 0.185%, 3/19/15	2,639,857
			$19,695,408
		Repurchase Agreements - 1.0%
9,830,000		Bank of Nova Scotia, 0.12%, dated 12/31/14, repurchase price of $9,830,000
		plus accrued interest on 1/2/15 collateralized by the following:	$9,830,000
		$3,181,120 Federal National Mortgage Association, 2.9%, 5/1/44
		$1,903,096 Government National Mortgage Association, 5.39%, 5/20/60
		$4,942,451 Government National Mortgage Association II, 2%, 7/20/45
9,830,000		RBC Capital Markets LLC, 0.08%, dated 12/31/14, repurchase price of $9,830,000
		plus accrued interest on 1/2/15 collateralized by the following:	9,830,000
		$10,026,601 Federal National Mortgage Association, 2.128- 2.881%, 2/1/42- 7/1/43
6,555,000		TD Securities USA LLC, 0.06%, dated 12/31/14, repurchase price of $6,555,000
		plus accrued interest on 1/2/15 collateralized by the following:	6,555,000
		$6,686,215 U.S. Treasury Bill, 4.5%, 8/15/39
			$26,215,000
		TOTAL TEMPORARY CASH INVESTMENTS
		(Cost $58,553,779)	$58,550,303

		TOTAL INVESTMENT IN SECURITIES - 99.3%
		(Cost $2,634,158,749) (a)	$2,629,063,390
		OTHER ASSETS & LIABILITIES - 0.7%	$18,878,573
		TOTAL NET ASSETS - 100.0%	$2,647,941,963

†		Rounds to less than 0.1%.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At December 31, 2014, the value of these securities amounted to $744,545,449 or 28.1% of total net assets.

REIT		Real Estate Investment Trust.

REMIC		Real Estate Mortgage Investment Conduits.

(Cat Bond)		Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

(Perpetual)		Security with no stated maturity date.

(Step)		Bond issued with an initial coupon rate which converts to a higher rate at a later date.

**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a)		At December 31, 2014, the net unrealized appreciation on investments based on
		cost for federal income tax purposes of $2,639,195,515 was as follows:

		Aggregate gross unrealized appreciation for all investments in which
		there is an excess of value over tax cost	$3,001,720

		Aggregate gross unrealized depreciation for all investments in which
		there is an excess of tax cost over value	(13,133,845)

		Net unrealized depreciation	$(10,132,125)

(b)		Debt obligation with a variable interest rate. Rate shown is rate at period end.

(c)		Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

The following is a summary of the inputs used as of December 31, 2014, in valuing the Fund’s assets:

		Level 1	Level 2	Level 3	Total
	Preferred Stocks	$-	$-	$2,447,890	$2,447,890
	Asset Backed Securities	-	703,586,568	-	703,586,568
	Collateralized Mortgage Obligations	-	828,113,654	-	828,113,654
	Corporate Bonds
	Insurance
	Reinsurance	-	-	10,624,705	10,624,705
	All Other Corporate Bonds	-	671,844,066	-	671,844,066
	U.S. Government and Agency Obligations	-	147,867,876	-	147,867,876
	Foreign Government Bonds	-	1,800,540	-	1,800,540
	Municipal Bonds	-	1,001,388	-	1,001,388
	Senior Floating Rate Loan Interests	-	203,226,400	-	203,226,400
	Certificates of Deposit	-	12,639,895	-	12,639,895
	Commercial Paper	-	19,695,408	-	19,695,408
	Repurchase Agreements	-	26,215,000	-	26,215,000
	Total	$-	$2,615,990,795	$13,072,595	$2,629,063,390

Following is a reconciliation of assets using significant unobservable inputs (Level 3):
		Corporate Bonds	Preferred Stocks	Total
	Balance as of 3/31/14	$-	$-	$-
	Realized gain (loss)1	489	-	489
	Change in unrealized appreciation (depreciation)2	1,438,881	147,890	1,586,771
	Purchases	11,485,335	2,300,000	13,785,335
	Sales	(2,300,000)	-	(2,300,000)
	Transfers in and out of Level 3 categories *	-	-	-
	Transfers out of Level 3 *	-	-	-
	Balance as of 12/31/14	$10,624,705	$2,447,890	$13,072,595

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values. During the period ended December 31, 2014, there were no transfers between Levels 1, 2 and 3.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 12/31/14	1,586,771

			Pioneer Dynamic Credit Fund
			Schedule of Investments 12/31/14 (unaudited)

	Shares	Floating Rate (b)		Value
			CONVERTIBLE CORPORATE BONDS - 3.0%
			Energy - 0.5%
			Integrated Oil & Gas - 0.1%
	990,000		American Energy - Utica LLC, 3.5% (3.50% Cash, 0.00% PIK), 3/1/21 (144A) (PIK)	$702,900
			Oil & Gas Exploration & Production - 0.2%
	1,520,000		Energy & Exploration Partners, Inc., 8.0%, 7/1/19 (144A)	$532,000
	1,665,000		Energy XXI, Ltd., 3.0%, 12/15/18	488,977
				$1,020,977
			Renewable Energy - 0.2%
	1,455,000		JinkoSolar Holding Co, Ltd., 4.0%, 2/1/19 (144A)	$1,234,931
	150,000		ReneSola, Ltd., 4.125%, 3/15/18 (144A)	85,500
				$1,320,431
			Total Energy	$3,044,308
			Materials - 0.1%
			Diversified Metals & Mining - 0.1%
	117,320		Mirabela Nickel, Ltd., 9.5%, 6/24/19 (144A) (0.0% cash, 9.5% PIK) (PIK)	$93,856
	385,000		RTI International Metals, Inc., 1.625%, 10/15/19	374,172
				$468,028
			Steel - 0.0%+
EURO	67,741		New World Resources NV, 4.0%, 10/7/20 (144A) (4.0% cash, 8.0% PIK) (PIK)	$32,793
			Total Materials	$500,821
			Capital Goods - 0.3%
			Electrical Components & Equipment - 0.3%
	1,342,000		General Cable Corp., 4.5%, 11/15/29 (Step)	$968,756
	1,345,000		SolarCity Corp., 1.625%, 11/1/19 (144A)	1,215,544
				$2,184,300
			Total Capital Goods	$2,184,300
			Consumer Durables & Apparel - 0.2%
			Homebuilding - 0.2%
	700,000		KB Home, 1.375%, 2/1/19	$693,875
	1,000,000		The Ryland Group, Inc., 0.25%, 6/1/19	925,625
				$1,619,500
			Total Consumer Durables & Apparel	$1,619,500
			Health Care Equipment & Services - 0.4%
			Health Care Equipment - 0.3%
	1,350,000		Hologic, Inc., 2.0%, 3/1/42 (Step)	$1,503,562
	622,000		NuVasive, Inc., 2.75%, 7/1/17	790,718
				$2,294,280
			Managed Health Care - 0.1%
	300,000		Anthem, Inc., 2.75%, 10/15/42	$516,375
			Total Health Care Equipment & Services	$2,810,655
			Pharmaceuticals, Biotechnology & Life Sciences - 0.8%
			Biotechnology - 0.7%
	545,000		Cepheid, 1.25%, 2/1/21 (144A)	$601,203
	1,250,000		Corsicanto, Ltd., 3.5%, 1/15/32	776,562
	750,000		Cubist Pharmaceuticals, Inc.	1,020,000
	1,470,000		Emergent Biosolutions, Inc., 2.875%, 1/15/21 (144A)	1,652,831
	593,000		PDL BioPharma, Inc., 4.0%, 2/1/18	567,056
				$4,617,652
			Pharmaceuticals - 0.1%
	500,000		Theravance, Inc., 2.125%, 1/15/23	$386,875
			Total Pharmaceuticals, Biotechnology & Life Sciences	$5,004,527
			Software & Services - 0.1%
			Data Processing & Outsourced Services - 0.1%
	1,000,000		Cardtronics, Inc., 1.0%, 12/1/20	$989,375
			Total Software & Services	$989,375
			Technology Hardware & Equipment - 0.3%
			Communications Equipment - 0.3%
	1,000,000		Ciena Corp., 0.875%, 6/15/17	$990,625
	1,265,000		Finisar Corp., 0.5%, 12/15/33	1,198,588
				$2,189,213
			Total Technology Hardware & Equipment	$2,189,213
			Utilities - 0.3%
			Independent Power Producers & Energy Traders - 0.3%
	2,000,000		SunPower Corp., 0.875%, 6/1/21 (144A)	$1,800,000
			Total Utilities	$1,800,000
			TOTAL CONVERTIBLE CORPORATE BONDS
			(Cost $23,457,292)	$20,142,699

			PREFERRED STOCKS - 2.5%
			Banks - 0.9%
			Diversified Banks - 0.8%
	1,500	6.75	AgStar Financial Services ACA, Floating Rate Note (Perpetual) (144A)	$1,545,844
	49,090	7.88	Citigroup Capital XIII, Floating Rate Note, 10/30/40	1,304,812
	63,000	7.12	Citigroup, Inc., Floating Rate Note (Perpetual)	1,708,560
	10,966	6.50	US Bancorp, Floating Rate Note (Perpetual)	322,949
	15,910	6.00	US Bancorp, Floating Rate Note (Perpetual)	431,479
				$5,313,644
			Regional Banks - 0.1%
	5,000	6.25	CoBank ACB, Floating Rate Note (Perpetual) (144A)	$506,406
	14,900	6.62	Fifth Third Bancorp, Floating Rate Note (Perpetual)	407,217
				$913,623
			Total Banks	$6,227,267
			Diversified Financials - 0.8%
			Consumer Finance - 0.4%
	1,600		Ally Financial, Inc., 7.0% (Perpetual) (144A)	$1,607,350
	27,750	8.12	GMAC Capital Trust I, Floating Rate Note, 2/15/40	732,045
				$2,339,395
			Investment Banking & Brokerage - 0.4%
	18,000	7.12	Morgan Stanley, Floating Rate Note (Perpetual)	$495,540
	96,200	6.38	Morgan Stanley, Floating Rate Note (Perpetual)	2,434,822
				$2,930,362
			Total Diversified Financials	$5,269,757
			Insurance - 0.6%
			Property & Casualty Insurance - 0.3%
	25,000	5.95	Aspen Insurance Holdings, Ltd., Floating Rate Note (Perpetual)	$631,500
	40,000		The Hanover Insurance Group, Inc., 6.35%, 3/30/53	1,000,000
				$1,631,500
			Reinsurance - 0.3%
	2,000,000		Pangaea Re., 0.0, 7/1/18 (Cat Bond)	$2,128,600
			Total Insurance	$3,760,100
			Real Estate - 0.1%
			Diversified REIT - 0.1%
	400		Firstar Realty LLC, 8.875% (Perpetual) (144A)	$489,125
			Total Real Estate	$489,125
			Telecommunication Services - 0.0%+
			Integrated Telecommunication Services - 0.0%+
	4,400		Qwest Corp., 7.375%, 6/1/51	$117,920
			Total Telecommunication Services	$117,920
			Utilities - 0.1%
			Electric Utilities - 0.1%
	25,000		PPL Capital Funding, Inc., 5.9%, 4/30/73	$622,500
			Total Utilities	$622,500
			TOTAL PREFERRED STOCKS
			(Cost $16,102,249)	$16,486,669

			CONVERTIBLE PREFERRED STOCKS - 0.7%
			Energy - 0.2%
			Oil & Gas Exploration & Production - 0.2%
	14,300		Penn Virginia Corp., 6.0% (Perpetual) (144A)	$942,012
	7,500		SandRidge Energy, Inc., 7.0% (Perpetual)	415,312
				$1,357,324
			Total Energy	$1,357,324
			Consumer Durables & Apparel - 0.2%
			Home Furnishings - 0.2%
	13,100		Sealy Corp., 8.0%, 7/15/16 (4.0% cash, 4.0% PIK) (PIK)	$1,038,175
			Total Consumer Durables & Apparel	$1,038,175
			Food, Beverage & Tobacco - 0.1%
			Packaged Foods & Meats - 0.1%
	11,800		Post Holdings, Inc., 2.5% (Perpetual) (144A)	$994,888
			Total Food, Beverage & Tobacco	$994,888
			Banks - 0.2%
			Diversified Banks - 0.2%
	1,050		Wells Fargo & Co., 7.5% (Perpetual)	$1,273,120
			Total Banks	$1,273,120
			TOTAL CONVERTIBLE PREFERRED STOCKS
			(Cost $5,482,938)	$4,663,507

			COMMON STOCKS - 0.0%+
			Materials - 0.0%+
			Diversified Metals & Mining - 0.0%+
	922,916		Mirabela Nickel, Ltd. *	$21,879
			Total Materials	$21,879
			Commercial Services & Supplies - 0.0%+
			Diversified Support Services - 0.0%+
	4		IAP Worldwide Services, Inc.	$3,056
			Total Commercial Services & Supplies	$3,056
			TOTAL COMMON STOCKS
			(Cost $25,668)	$24,935
	Principal Amount ($)	Floating Rate (b)
			ASSET BACKED SECURITIES - 4.1%
			Consumer Services - 0.1%
			Hotels, Resorts & Cruise Lines - 0.1%
	316,020		Westgate Resorts 2012-2 LLC, 9.0%, 1/21/25 (144A)	$322,143
			Total Consumer Services	$322,143
			Health Care Equipment & Services - 0.4%
			Health Care Distributors - 0.4%
	1,686,556	3.72	Bayview Opportunity Master Fund Trust 2014-15RPL, Floating Rate Note, 10/28/19 (144A)	$1,688,789
	713,014	3.08	Drug Royalty II LP 2, Floating Rate Note, 7/15/23 (144A)	717,149
	600,000	4.67	NCF Dealer Floorplan Master Trust, Floating Rate Note, 10/20/20 (144A)	583,669
				$2,989,607
			Total Health Care Equipment & Services	$2,989,607
			Banks - 3.0%
			Thrifts & Mortgage Finance - 3.0%
	498,815	1.37	Bayview Commercial Asset Trust 2004-1, Floating Rate Note, 4/25/34 (144A)	$451,629
	332,847	0.48	Bayview Commercial Asset Trust 2005-2, Floating Rate Note, 8/25/35 (144A)	302,286
	71,203		Bayview Financial Mortgage Pass-Through Trust 2007-B, 6.407%, 8/28/37 (Step)	71,096
	287,809		Bayview Opportunity Master Fund Trust IIIa 2014-12RPL, 3.6225%, 7/28/19 (Step) (144A)	285,892
	607,002		CAM Mortgage Trust 2014-1, 5.5%, 12/15/53 (Step) (144A)	607,403
	189,000		Citicorp Residential Mortgage Trust Series 2006-2, 5.918%, 9/25/36 (Step)	169,703
	1,900,000		Citicorp Residential Mortgage Trust Series 2006-2, 5.948%, 9/25/36 (Step)	919,686
	217,618		Conseco Financial Corp., 6.18%, 4/1/30	223,177
	309,487	0.33	Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/34 (144A)	298,729
	12,470	4.46	CWABS Asset-Backed Certificates Trust 2005-4, Floating Rate Note, 9/27/32	12,470
	700,000		Flagship Credit Auto Trust 2013-1, 5.38%, 7/15/20	712,977
	261,714	7.78	GE Mortgage Services LLC, Floating Rate Note, 3/25/27	259,504
	1,234,303		GLC Trust 2013-1, 3.0%, 7/15/21 (144A)	1,226,589
	400,000		HLSS Servicer Advance Receivables Trust, 4.4584%, 1/15/48 (144A)	401,000
	226,019		Icon Brand Holdings LLC, 4.352%, 1/25/43 (144A)	226,833
	358,317		Leaf Receivables Funding 8 LLC, 5.5%, 9/15/20 (144A)	362,899
	775,000	5.50	Mastr Specialized Loan Trust, Floating Rate Note, 10/25/34	796,477
	633,013	1.67	MortgageIT Trust 2005-1, Floating Rate Note, 2/25/35	564,971
	407,253	1.97	MortgageIT Trust 2005-1, Floating Rate Note, 2/25/35	346,318
	1,360,000		Nations Equipment Finance Funding I LLC, 5.5%, 5/20/21 (144A)	1,388,968
	1,499,000		Nations Equipment Finance Funding II LLC, 5.227%, 9/20/19 (144A)	1,499,000
	1,000,000		New Residential Advance Receivables Trust Advance Receivables Backed 2014-VF1, 3.6491%, 3/15/45 (e)	999,469
	279,886		Orange Lake Timeshare Trust 2012-A, 4.87%, 3/10/27 (144A)	292,334
	1,250,000		Progreso Receivables Funding I LLC, 4.0%, 7/9/18 (144A)	1,257,812
	500,000		Progreso Receivables Funding II LLC, 6.0%, 7/8/19 (144A)	508,125
	1,062,034		RAMP Series 2004-RZ1 Trust, 4.82%, 3/25/34 (Step)	1,072,948
	260,398		RASC Series 2003-KS5 Trust, 4.46%, 7/25/33 (Step)	257,651
	242,692	6.55	Security National Mortgage Loan Trust 2007-1, Floating Rate Note, 4/25/37 (144A)	245,832
	1,200,000	3.41	Silver Bay Realty 2014-1 Trust, Floating Rate Note, 9/18/31 (144A)	1,150,776
	450,000		SNAAC Auto Receivables Trust 2013-1, 4.56%, 4/15/20 (144A)	467,280
	446,339		Spirit Master Funding LLC, 5.74%, 3/20/42 (144A)	498,364
	194,502		STORE Master Funding LLC, 4.16%, 3/20/43 (144A)	199,018
	941,667		TAL Advantage V LLC, 3.97%, 5/20/39 (144A)	923,763
	150,000		United Auto Credit Securitization Trust 2013-1, 4.4%, 4/15/19 (144A)	151,891
	723,837		Westgate Resorts 2014-1 LLC, 5.5%, 12/20/26 (144A)	721,854
				$19,874,724
			Total Banks	$19,874,724
			Diversified Financials - 0.6%
			Other Diversified Financial Services - 0.6%
	1,099,877		AXIS Equipment Finance Receivables II LLC, 4.94%, 7/20/18 (144A)	$1,108,192
	249,972		AXIS Equipment Finance Receivables II LLC, 6.41%, 10/22/18	253,349
	18,538		Mid-State Capital Trust 2010-1, 7.0%, 12/15/45 (144A)	19,964
	643,699		Monty Parent Issuer 1 LLC, 3.47%, 11/20/28 (144A)	644,026
	750,000		Navitas Equipment Receivables LLC 2013-1, 5.82%, 6/15/19	751,958
	192,903		Sierra Timeshare 2011-3 Receivables Funding LLC, 9.31%, 7/20/28 (144A)	206,380
	500,000		Springleaf Funding Trust 2013-A, 5.0%, 9/15/21 (144A)	501,617
	550,000		TAL Advantage V LLC, 4.1%, 2/22/39	543,213
				$4,028,699
			Total Diversified Financials	$4,028,699
			TOTAL ASSET BACKED SECURITIES
			(Cost $27,228,519)	$27,215,173

			COLLATERALIZED MORTGAGE OBLIGATIONS - 13.7%
			Materials - 0.0%+
			Forest Products - 0.0%+
	30,000		TimberStar Trust 1, 7.5296%, 10/15/36 (144A)	$31,311
			Total Materials	$31,311
			Consumer Services - 0.2%
			Hotels, Resorts & Cruise Lines - 0.2%
	1,327,000		Motel 6 Trust, 4.2743%, 10/7/25 (144A)	$1,300,134
			Total Consumer Services	$1,300,134
			Health Care Equipment & Services - 0.0%+
			Health Care Distributors - 0.0+
	286,668		Rialto Capital Management LLC, 2.85%, 5/15/24 (144A)	$286,760
			Total Health Care Equipment & Services	$286,760
			Banks - 12.5%
			Thrifts & Mortgage Finance - 12.5%
	350,000		A10 Securitization 2013-1 LLC, 4.7%, 11/17/25 (144A)	$348,697
	139,000		A10 Securitization 2013-1 LLC, 6.41%, 11/17/25 (144A)	138,488
	500,000	0.95	ACA CLO 2006-2, Ltd., Floating Rate Note, 1/20/21 (144A)	491,337
	1,400,000	3.56	ACRE Commercial Mortgage Trust 2014-FL2, Floating Rate Note, 8/15/31 (144A)	1,388,056
	1,750,000	5.55	Banc of America Commercial Mortgage Trust 2007-3, Floating Rate Note, 6/10/49	1,808,996
	1,250,000	5.99	Banc of America Commercial Mortgage Trust 2007-5, Floating Rate Note, 2/10/51	1,259,441
	140,480	6.13	Banc of America Merrill Lynch Commercial Mortgage, Inc. REMICS, Floating Rate Note, 9/10/47 (144A)	142,587
	76,174		Banc of America Mortgage Trust 2004-2, 5.5%, 3/25/34	71,634
	1,211,328	1.17	Bayview Commercial Asset Trust 2004-3, Floating Rate Note, 1/25/35 (144A)	1,115,711
	403,760	3.72	Bayview Opportunity Master Fund IIa Trust 2014-20NPL, Floating Rate Note, 8/28/44 (144A)	404,062
	157,908	2.06	Bear Stearns ALT-A Trust 2003-3, Floating Rate Note, 10/25/33	145,381
	500,000	5.23	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP16, Floating Rate Note, 2/13/46 (144A)	519,764
	100,000	5.21	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41	100,124
	1,500,000	5.13	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, Floating Rate Note, 10/12/42	1,502,482
	2,642,507		Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14, 5.273%, 12/11/38	2,677,348
	2,000,000	5.71	Bear Stearns Commercial Mortgage Securities Trust 2007-PWR16, Floating Rate Note, 6/11/40	2,049,640
	400,000	4.45	CAM Mortgage Trust 2014-2, Floating Rate Note, 5/15/48 (144A)	401,449
	500,000	2.75	Carefree Portfolio Trust 2014-CARE, Floating Rate Note, 11/15/29 (144A)	445,895
	2,500,000	5.40	CD 2005-CD1 Commercial Mortgage Trust, Floating Rate Note, 7/15/44	2,517,730
	62,030	5.73	CHL Mortgage Pass-Through Trust 2002-32, Floating Rate Note, 1/25/33	63,426
	300,000	5.77	Citigroup Commercial Mortgage Trust 2006-C4, Floating Rate Note, 3/17/49	311,982
	55,055		Citigroup Mortgage Loan Trust, Inc., 6.75%, 9/25/34	60,622
	523,442	0.66	CNL Commercial Mortgage Loan Trust 2003-1, Floating Rate Note, 5/15/31 (144A)	475,846
	715,000	5.96	COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46	672,621
	220,000	5.96	COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46	188,548
	1,200,000	5.57	COBALT Commercial Mortgage Trust 2007-C2, Floating Rate Note, 4/15/47 (144A)	1,222,577
	2,000,000		COMM 2006-C8 Mortgage Trust, 5.377%, 12/10/46	2,036,186
	100,000	4.86	COMM 2012-CCRE2 Mortgage Trust, Floating Rate Note, 8/17/45 (144A)	101,638
	303,000	4.58	COMM 2012-CCRE4 Mortgage Trust, Floating Rate Note, 10/17/45 (144A)	302,306
	1,400,000	4.41	COMM 2013-FL3 Mortgage Trust, Floating Rate Note, 10/13/28	1,400,924
	1,400,000	3.66	COMM 2014-KYO Mortgage Trust, Floating Rate Note, 6/11/27 (144A)	1,394,764
	1,600,000	6.05	Commercial Mortgage Trust 2007-GG11, Floating Rate Note, 12/10/49	1,674,018
	1,500,000		Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 4/15/37	1,503,800
	100,000	5.14	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 10/15/39 (144A)	101,868
	434,720	5.44	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/33	335,473
	1,150,000	5.10	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38	1,159,048
	1,400,000	5.10	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38	1,251,247
	2,000,000	3.26	CSMC Trust 2014-SURF, Floating Rate Note, 2/15/29 (144A) (e)	2,004,662
	113,538	5.44	DBUBS 2011-LC2 Mortgage Trust, Floating Rate Note, 7/12/44 (144A)	127,488
	530,000	3.61	EQTY 2014-INNS Mortgage Trust, Floating Rate Note, 5/8/31 (144A)	531,101
	300,000	4.91	EQTY 2014-MZ Mezzanine Trust, Floating Rate Note, 5/8/31 (144A)	297,265
	350,000	5.16	GE Capital Commercial Mortgage Corp., Floating Rate Note, 7/10/45 (144A)	352,837
	432,161		Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)	403,367
	206,899		Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)	176,899
	759,453		Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)	715,260
	154,872		Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)	116,371
	570,000	5.00	GMAT 2013-1 Trust, Floating Rate Note, 8/25/53	540,140
	3,383,623	1.04	Government National Mortgage Association REMICS, Floating Rate Note, 11/16/54 (e)	307,889
	1,000,000		GS Mortgage Securities Trust 14-NEW, 3.79%, 1/10/31 (144A)	963,514
	700,000	5.52	GS Mortgage Securities Trust 2006-GG6, Floating Rate Note, 4/10/38	719,411
	1,000,000	5.55	GS Mortgage Securities Trust 2006-GG6, Floating Rate Note, 4/10/38	1,002,846
	705,000	3.16	GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)	700,861
	180,011		Homeowner Assistance Program Reverse Mortgage Loan Trust 2013-RM1, 4.0%, 5/26/53 (144A)	175,799
	1,400,000		JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16, 5.623%, 5/12/45	1,434,682
	1,400,000	5.87	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7 REMICS, Floating Rate Note, 4/15/45	1,394,161
	1,725,000	6.01	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12, Floating Rate Note, 2/15/51	1,747,092
	1,900,000	3.05	JP Morgan Chase Commercial Mortgage Securities Trust 2013-FL3, Floating Rate Note, 4/17/28 (144A)	1,899,293
	1,850,000	6.39	JP Morgan Chase Commercial Mortgage Securities Trust 2014-CBM MZ, Floating Rate Note, 10/15/19 (144A)	1,853,899
	1,100,000	3.66	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU REMICS, Floating Rate Note, 12/15/28 (144A)	1,099,742
	1,530,000	3.76	JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)	1,510,242
	161,919	2.57	JP Morgan Mortgage Trust 2005-A7, Floating Rate Note, 7/25/35	154,620
	860,838	4.25	La Hipotecaria Panamanian Mortgage Trust 2007-1, Floating Rate Note, 12/23/36 (144A)	850,078
	1,000,000	5.44	LB-UBS Commercial Mortgage Trust 2005-C2, Floating Rate Note, 4/15/40	1,007,132
	1,963,990	5.28	LB-UBS Commercial Mortgage Trust 2006-C1, Floating Rate Note, 2/15/41	1,984,934
	780,405	0.36	Lehman Brothers Small Balance Commercial Mortgage Trust 2006-3, Floating Rate Note, 12/25/36 (144A)	693,291
	123,232	4.28	MASTR Adjustable Rate Mortgages Trust, Floating Rate Note, 1/25/35	118,233
	98,421		MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34	100,177
	232,997		Merrill Lynch Mortgage Investors Trust Series 2006-AF1, 5.75%, 8/25/36	184,658
	2,150,000	5.29	Merrill Lynch Mortgage Trust 2005-CKI1, Floating Rate Note, 11/12/37	2,157,574
	1,400,000	5.48	ML-CFC Commercial Mortgage Trust 2006-3, Floating Rate Note, 7/12/46	1,426,076
	2,000,000		ML-CFC Commercial Mortgage Trust 2006-4, 5.239%, 12/12/49	2,017,466
	1,500,000	5.57	Morgan Stanley Capital I Trust 2007-TOP25, Floating Rate Note, 11/12/49	1,539,622
	300,000	4.40	NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/27/29 (144A)	301,386
	1,500,000	5.17	NorthStar 2013-1, Floating Rate Note, 8/27/29 (144A)	1,515,000
	1,000,000		ORES 2014-LV3 LLC, 6.0%, 3/27/24	998,599
	121,274		RCMC LLC, 5.62346%, 12/17/18 (144A)	124,742
	1,395,078	1.46	RESI Finance LP 2003-D, Floating Rate Note, 12/10/35 (144A)	1,184,218
	200,000	5.30	Springleaf Mortgage Loan Trust 2012-3, Floating Rate Note, 12/26/59 (144A)	206,293
	250,000	5.58	Springleaf Mortgage Loan Trust, Floating Rate Note, 6/25/58 (144A)	258,159
	63,289	2.46	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 7/25/34	63,211
	120,509	1.66	Structured Asset Mortgage Investments Trust 2003-AR1, Floating Rate Note, 10/19/33	111,436
	747,117		Vericrest Opportunity Loan Transferee 2014-NPL4 LLC, 4.0%, 4/27/54 (Step) (144A)	737,945
	2,488,675	4.75	Volt LLC , Series 14-NPL1, Floating Rate Note, 10/27/53	2,485,288
	1,991,748		VOLT XXIII LLC, 4.75%, 11/25/53 (Step)	1,994,308
	996,318		VOLT XXIV LLC, 4.75%, 11/25/53 (Step)	995,524
	1,600,000	5.53	Wachovia Bank Commercial Mortgage Trust Series 2005-C22, Floating Rate Note, 12/15/44	1,627,445
	304,000	5.66	Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Floating Rate Note, 3/15/45	310,142
	1,500,000	5.63	Wachovia Bank Commercial Mortgage Trust Series 2006-C28, Floating Rate Note, 10/15/48	1,533,496
	1,813,000	5.95	Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Floating Rate Note, 5/15/46	1,874,704
	1,500,000	3.66	Wells Fargo Commercial Mortgage Trust 2014-TISH, Floating Rate Note, 1/15/27 (144A)	1,498,370
	100,000		Wells Fargo Commercial Mortgage Trust, 4.0%, 11/18/43 (144A)	87,937
	1,200,000	5.47	WF-RBS Commercial Mortgage Trust 2011-C2, Floating Rate Note, 2/15/44 (144A)	1,291,567
	50,000	5.25	WFRBS Commercial Mortgage Trust 2011-C4, Floating Rate Note, 6/17/44 (144A)	54,379
	200,000	4.36	WFRBS Commercial Mortgage Trust 2013-C12, Floating Rate Note, 3/17/48 (144A)	192,092
				$83,540,639
			Total Banks	$83,540,639
			Diversified Financials - 0.8%
			Other Diversified Financial Services - 0.8%
	1,300,000	5.16	Del Coronado Trust 2013-DEL MZ, Floating Rate Note, 3/15/18 (144A)	$1,301,040
	695,652	0.86	GE Business Loan Trust 2005-1, Floating Rate Note, 6/15/33 (144A)	675,041
	1,872,384	2.91	Hilton USA Trust 2013-HLF, Floating Rate Note, 11/5/30 (144A)	1,872,481
	1,118,766		Monty Parent Issuer 1 LLC, 4.25%, 11/20/28 (144A)	1,112,510
	11,943	7.35	Morgan Stanley Capital I, Inc., Floating Rate Note, 7/15/32 (144A)	12,159
				$4,973,231
			Total Diversified Financials	$4,973,231
			Government - 0.2%
			Government - 0.2%
	175,000	4.04	Federal Home Loan Mortgage Corp., Floating Rate Note, 5/25/45 (144A)	$174,168
	200,000	3.76	FREMF Mortgage Trust 2012-K708, Floating Rate Note, 2/27/45 (144A)	203,657
	1,000,000	3.49	FREMF Mortgage Trust 2013-K28, Floating Rate Note, 6/25/46 (144A)	934,797
	323,568	1.02	Government National Mortgage Association, Floating Rate Note, 3/16/53 (e)	21,857
				$1,334,479
			Total Government	$1,334,479
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $90,544,677)	$91,466,554

			CORPORATE BONDS - 51.7%
			Energy - 6.8%
			Oil & Gas Drilling - 1.0%
	3,950,000		Ensco Plc, 5.75%, 10/1/44	$3,963,304
	965,000		Hercules Offshore, Inc., 6.75%, 4/1/22 (144A)	414,950
	905,000		Hercules Offshore, Inc., 8.75%, 7/15/21 (144A)	416,300
	1,960,000		Ocean Rig UDW, Inc., 7.25%, 4/1/19 (144A)	1,372,000
	390,000		Offshore Group Investment, Ltd., 7.5%, 11/1/19	290,550
	500,000		Pioneer Energy Services Corp., 6.125%, 3/15/22	380,000
				$6,837,104
			Oil & Gas Equipment & Services - 0.1%
	330,000		Calfrac Holdings LP, 7.5%, 12/1/20 (144A)	$278,850
	355,000		Key Energy Services, Inc., 6.75%, 3/1/21	220,100
				$498,950
			Integrated Oil & Gas - 0.1%
	1,360,000		Energy XXI Gulf Coast, Inc., 7.5%, 12/15/21	$734,400
				$734,400
			Oil & Gas Exploration & Production - 3.4%
	750,000		American Energy-Permian Basin LLC, 7.125%, 11/1/20 (144A)	$551,250
	470,000		American Energy-Permian Basin LLC, 7.375%, 11/1/21 (144A)	345,450
	2,020,000		Approach Resources, Inc., 7.0%, 6/15/21	1,494,800
	980,000		Bonanza Creek Energy, Inc., 5.75%, 2/1/23	774,200
	345,000		Bonanza Creek Energy, Inc., 6.75%, 4/15/21	303,600
	650,000		Carrizo Oil & Gas, Inc., 7.5%, 9/15/20	624,000
	1,200,000		Comstock Resources, Inc., 7.75%, 4/1/19	852,000
	910,000		Denbury Resources, Inc., 4.625%, 7/15/23	789,425
	675,000		EV Energy Partners LP, 8.0%, 4/15/19	573,750
	1,190,000		Gulfport Energy Corp., 7.75%, 11/1/20	1,163,225
	595,000		Halcon Resources Corp., 8.875%, 5/15/21	447,738
	1,180,000		Halcon Resources Corp., 9.75%, 7/15/20	885,000
	1,655,000		Jupiter Resources, Inc., 8.5%, 10/1/22 (144A)	1,245,388
	1,300,000		Legacy Reserves LP, 6.625%, 12/1/21 (144A)	1,059,500
	900,000		Linn Energy LLC, 6.25%, 11/1/19	760,500
	800,000		Linn Energy LLC, 6.5%, 5/15/19	684,000
	1,090,000		Memorial Production Partners LP, 6.875%, 8/1/22 (144A)	828,400
	770,000		Memorial Production Partners LP, 7.625%, 5/1/21	616,000
	650,000		Midstates Petroleum Co., Inc., 10.75%, 10/1/20	344,500
	800,000		Midstates Petroleum Co., Inc., 9.25%, 6/1/21	400,000
	419,000		Northern Oil and Gas, Inc., 8.0%, 6/1/20	317,392
	500,000		Oasis Petroleum, Inc., 6.875%, 3/15/22	455,000
	600,000		Penn Virginia Corp., 7.25%, 4/15/19	468,000
	430,000		Penn Virginia Corp., 8.5%, 5/1/20	344,000
	400,000		Range Resources Corp., 5.0%, 3/15/23	400,000
	515,000		Rosetta Resources, Inc., 5.625%, 5/1/21	471,276
	665,000		Rosetta Resources, Inc., 5.875%, 6/1/22	598,500
	1,075,000		RSP Permian, Inc., 6.625%, 10/1/22 (144A)	999,750
	390,000		Samson Investment Co., 9.75%, 2/15/20	161,606
	380,000		Sanchez Energy Corp., 7.75%, 6/15/21	353,400
	700,000		SandRidge Energy, Inc., 7.5%, 2/15/23	441,000
	455,000		SM Energy Co., 5.0%, 1/15/24	393,575
	150,000		Stone Energy Corp., 7.5%, 11/15/22	129,000
	1,635,000		Swift Energy Co., 7.875%, 3/1/22	846,112
	420,000		Talos Production LLC, 9.75%, 2/15/18 (144A)	382,200
	680,000		Ultra Petroleum Corp., 5.75%, 12/15/18 (144A)	627,300
				$22,130,837
			Oil & Gas Refining & Marketing - 0.1%
	1,000,000		Murphy Oil USA, Inc., 6.0%, 8/15/23	$1,045,000
			Oil & Gas Storage & Transportation - 2.0%
	2,500,000		Buckeye Partners LP, 4.15%, 7/1/23	$2,436,445
	373,000		Copano Energy LLC, 7.125%, 4/1/21	405,118
	1,550,000	5.85	DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)	1,503,500
	2,005,000		Gibson Energy, Inc., 6.75%, 7/15/21 (144A)	1,999,988
NOK	2,000,000	6.94	Golar LNG Partners LP, Floating Rate Note, 10/12/17	264,897
	1,450,000		ONEOK, Inc., 6.875%, 9/30/28	1,647,457
	425,000		Penn Virginia Resource Partners LP, 6.5%, 5/15/21	429,250
	1,645,000		Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,616,212
	2,500,000		Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	2,397,442
	555,000		Targa Resources Partners LP, 4.25%, 11/15/23	505,050
	100,000		The Williams Companies, Inc., 7.75%, 6/15/31	107,093
				$13,312,452
			Coal & Consumable Fuels - 0.1%
	250,000		James River Coal Co., 7.875%, 4/1/19 (d)	$625
	650,000		Murray Energy Corp., 8.625%, 6/15/21 (144A)	620,750
				$621,375
			Total Energy	$45,180,118
			Materials - 3.6%
			Commodity Chemicals - 0.6%
	1,405,000		Axiall Corp., 4.875%, 5/15/23	$1,325,969
	1,700,000		Hexion US Finance Corp., 8.875%, 2/1/18	1,513,000
	1,050,000		Rain CII Carbon LLC, 8.25%, 1/15/21 (144A)	1,073,625
				$3,912,594
			Specialty Chemicals - 0.4%
	1,000,000		Ashland, Inc., 4.75%, 8/15/22	$1,000,000
	930,000		Chemtura Corp., 5.75%, 7/15/21	906,750
	600,000		INEOS Group Holdings SA, 5.875%, 2/15/19 (144A)	568,500
				$2,475,250
			Construction Materials - 0.0%+
	860,000		OAS Finance, Ltd., 8.0%, 7/2/21 (144A) (d)	$275,200
			Metal & Glass Containers - 0.4%
	485,000		AEP Industries, Inc., 8.25%, 4/15/19	$489,850
	678,498		Ardagh Finance Holdings SA, 8.625%, (0.00% Cash, 8.625% PIK) 6/15/19 (144A) (PIK)	668,321
	200,000		Beverage Packaging Holdings Luxembourg II SA, 5.625%, 12/15/16 (144A)	196,000
	300,000		Beverage Packaging Holdings Luxembourg II SA, 6.0%, 6/15/17 (144A)	292,500
	425,000		Reynolds Group Issuer, Inc., 8.25%, 2/15/21	435,625
	330,000		Reynolds Group Issuer, Inc., 9.875%, 8/15/19	349,800
				$2,432,096
			Paper Packaging - 0.0%+
	272,000		Packaging Dynamics Corp., 8.75%, 2/1/16 (144A)	$272,000
			Diversified Metals & Mining - 0.8%
	1,705,000		Amsted Industries, Inc., 5.0%, 3/15/22 (144A)	$1,675,162
	400,000		Ausdrill Finance Pty, Ltd., 6.875%, 11/1/19 (144A)	328,000
	400,000		Gold Fields Orogen Holdings BVI, Ltd., 4.875%, 10/7/20 (144A)	336,000
	325,000		KGHM International, Ltd., 7.75%, 6/15/19 (144A)	334,750
	100,000		Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18 (144A) (d)	15,000
	500,000		MMC Norilsk Nickel OJSC via MMC Finance, Ltd., 5.55%, 10/28/20 (144A)	453,000
	265,000		Prince Mineral Holding Corp., 12.0%, 12/15/19 (144A)	270,300
	1,450,000		Vedanta Resources Plc, 6.0%, 1/31/19 (144A)	1,413,750
	505,000		Vedanta Resources Plc, 8.25%, 6/7/21 (144A)	499,950
				$5,325,912
			Gold - 0.0%+
	380,000		IAMGOLD Corp., 6.75%, 10/1/20 (144A)	$286,216
			Steel - 0.9%
	730,000		BlueScope Steel Finance, Ltd., 7.125%, 5/1/18 (144A)	$755,550
	300,000		Ferrexpo Finance Plc, 7.875%, 4/7/16 (144A)	228,000
	200,000		Glencore Funding LLC, 4.125%, 5/30/23 (144A)	195,152
	620,000		JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)	589,000
	400,000		Metalloinvest Finance, Ltd., 5.625%, 4/17/20 (144A)	303,528
	700,000		Metinvest BV, 8.75%, 2/14/18 (144A)	385,000
EURO	29,032	0.00	New World Resources NV, Floating Rate Note, 10/7/20	5,622
EURO	38,709	0.00	New World Resources NV, Floating Rate Note, 10/7/20	18,271
	1,940,000		Reliance Steel & Aluminum Co., 4.5%, 4/15/23	1,901,309
	1,430,000		Steel Dynamics, Inc., 5.125%, 10/1/21 (144A)	1,456,812
				$5,838,244
			Paper Products - 0.5%
	365,000		Neenah Paper, Inc., 5.25%, 5/15/21 (144A)	$372,300
	1,610,000		Resolute Forest Products, Inc., 5.875%, 5/15/23	1,529,500
	900,000		Sappi Papier Holding GmbH, 6.625%, 4/15/21 (144A)	922,500
	630,000		Unifrax I LLC, 7.5%, 2/15/19 (144A)	620,550
				$3,444,850
			Total Materials	$24,262,362
			Capital Goods - 2.6%
			Aerospace & Defense - 0.3%
	825,000		Bombardier, Inc., 4.75%, 4/15/19	$828,094
	865,000		DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)	821,750
	150,000		DynCorp International, Inc., 10.375%, 7/1/17	127,500
				$1,777,344
			Building Products - 0.5%
	1,000,000		Gibraltar Industries, Inc., 6.25%, 2/1/21	$1,015,000
	1,875,000		Griffon Corp., 5.25%, 3/1/22	1,755,469
	135,000		Masco Corp., 7.125%, 3/15/20	155,925
	600,000	5.75	Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53	646,500
				$3,572,894
			Construction & Engineering - 0.5%
	635,000		AECOM, 5.75%, 10/15/22 (144A)	$649,288
	635,000		AECOM, 5.875%, 10/15/24 (144A)	649,288
	150,000		Empresas ICA SAB de CV, 8.375%, 7/24/17 (144A)	148,500
	500,000		Empresas ICA SAB de CV, 8.9%, 2/4/21 (144A)	480,000
	1,050,000		MasTec, Inc., 4.875%, 3/15/23	987,000
	800,000		OAS Investments GmbH, 8.25%, 10/19/19 (144A) (d)	272,000
				$3,186,076
			Industrial Conglomerates - 0.2%
	475,000		Constellation Enterprises LLC, 10.625%, 2/1/16 (144A)	$372,875
	500,000		JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)	540,000
	450,000		Magnesita Finance, Ltd., 8.625% (Perpetual) (144A)	432,000
	400,000		Turkiye Sise ve Cam Fabrikalari AS, 4.25%, 5/9/20 (144A)	390,378
				$1,735,253
			Construction & Farm Machinery & Heavy Trucks - 0.3%
	400,000		Commercial Vehicle Group, Inc., 7.875%, 4/15/19	$413,000
	350,000		Cummins, Inc., 5.65%, 3/1/98	430,438
	1,075,000		Navistar International Corp., 8.25%, 11/1/21	1,060,219
				$1,903,657
			Industrial Machinery - 0.5%
	400,000		Apex Tool Group LLC, 7.0%, 2/1/21 (144A)	$342,000
	750,000		Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)	789,375
	1,235,000		EnPro Industries, Inc., 5.875%, 9/15/22 (144A)	1,247,350
	798,000		Xerium Technologies, Inc., 8.875%, 6/15/18	838,399
				$3,217,124
			Trading Companies & Distributors - 0.3%
	600,000		Aircastle, Ltd., 6.25%, 12/1/19	$633,000
	1,220,000		Avis Budget Car Rental LLC, 5.5%, 4/1/23	1,244,400
EURO	150,000		Avis Budget Finance Plc, 6.0%, 3/1/21 (144A)	190,524
				$2,067,924
			Total Capital Goods	$17,460,272
			Commercial Services & Supplies - 1.4%
			Commercial Printing - 0.2%
	1,210,000		Cenveo Corp., 6.0%, 8/1/19 (144A)	$1,095,050
			Environmental & Facilities Services - 0.4%
	1,130,000		Covanta Holding Corp., 5.875%, 3/1/24	$1,149,775
	100,000		Liberty Tire Recycling LLC, 11.0%, 10/1/16 (144A)	83,250
	1,365,000		Safway Group Holding LLC, 7.0%, 5/15/18 (144A)	1,296,750
				$2,529,775
			Diversified Support Services - 0.8%
	930,000		Allegion US Holding Co, Inc., 5.75%, 10/1/21	$983,475
	1,025,000		NANA Development Corp., 9.5%, 3/15/19 (144A)	922,500
	2,935,000		The Geo Group, Inc., 5.875%, 10/15/24	2,971,688
	805,000		Transfield Services, Ltd., 8.375%, 5/15/20 (144A)	857,325
				$5,734,988
			Total Commercial Services & Supplies	$9,359,813
			Transportation - 2.1%
			Airlines - 1.2%
	476,153		Air Canada 2013-1 Class A Pass Through Trust, 4.125%, 11/15/26 (144A)	$480,914
	500,000		Air Canada 2013-1 Class C Pass Through Trust, 6.625%, 5/15/18 (144A)	510,700
	1,550,000		American Airlines 2014-1 Class B Pass Through Trust, 4.375%, 10/1/22	1,573,250
	11,883		Continental Airlines 1997-4 Class B Pass Through Trust, 6.9%, 1/2/17	12,358
	49,861		Continental Airlines 2001-1 Class B Pass Through Trust, 7.373%, 12/15/15	52,508
	400,000		Delta Air Lines 2010-1 Class B Pass Through Trust, 6.375%, 1/2/16 (144A)	416,000
	900,000		Delta Air Lines 2010-2 Class B Pass Through Trust, 6.75%, 11/23/15 (144A)	936,000
	540,000		Guanay Finance, Ltd., 6.0%, 12/15/20 (144A)	562,275
	105,000		Hawaiian Airlines 2013-1 Class A Pass Through Certificates, 3.9%, 1/15/26	103,162
	1,350,000		Intrepid Aviation Group Holdings LLC, 6.875%, 2/15/19 (144A)	1,309,500
	1,475,000		United Continental Holdings, Inc., 6.0%, 7/15/26	1,419,688
	388,352		US Airways 2013-1 Class A Pass Through Trust, 3.95%, 5/15/27	396,119
	197,831		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 11/15/21	201,293
				$7,973,767
			Marine - 0.1%
	600,000		Navios South American Logistics, Inc., 7.25%, 5/1/22 (144A)	$594,000
			Railroads - 0.6%
	2,500,000		Burlington Northern Santa Fe LLC, 4.55%, 9/1/44	$2,683,282
	350,000		Far East Capital, Ltd. SA, 8.0%, 5/2/18 (144A)	143,500
	1,370,000		Florida East Coast Holdings Corp., 6.75%, 5/1/19 (144A)	1,356,300
				$4,183,082
			Trucking - 0.2%
	1,000,000		Jack Cooper Holdings Corp., 9.25%, 6/1/20 (144A)	$1,035,000
	325,000		Transnet SOC, Ltd., 4.0%, 7/26/22 (144A)	307,125
				$1,342,125
			Airport Services - 0.0%+
	174,720		Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)	$179,962
			Total Transportation	$14,272,936
			Automobiles & Components - 0.9%
			Auto Parts & Equipment - 0.7%
	830,000		Dana Holding Corp., 6.0%, 9/15/23	$867,350
	1,215,000		Gestamp Funding Luxembourg SA, 5.625%, 5/31/20 (144A)	1,227,150
	400,000		International Automotive Components Group SA, 9.125%, 6/1/18 (144A)	417,000
	481,000		Pittsburgh Glass Works LLC, 8.0%, 11/15/18 (144A)	507,455
	1,450,000		Stackpole International Intermediate, 7.75%, 10/15/21 (144A)	1,450,000
				$4,468,955
			Automobile Manufacturers - 0.2%
	1,450,000		Geely Automobile Holdings, Ltd., 5.25%, 10/6/19 (144A)	$1,421,000
			Total Automobiles & Components	$5,889,955
			Consumer Durables & Apparel - 1.2%
			Homebuilding - 1.1%
	280,000		Brookfield Residential Properties, Inc., 6.125%, 7/1/22 (144A)	$291,200
	1,265,000		DR Horton, Inc., 5.75%, 8/15/23	1,340,900
	900,000		KB Home, 7.0%, 12/15/21	946,688
	500,000		KB Home, 7.5%, 9/15/22	530,000
	200,000		KB Home, Inc., 8.0%, 3/15/20	219,000
	1,175,000		Lennar Corp., 4.5%, 6/15/19	1,175,000
	450,000		Lennar Corp., 4.75%, 11/15/22	441,000
	1,150,000		MDC Holdings, Inc., 5.5%, 1/15/24	1,112,625
	1,000,000		Standard Pacific Corp., 6.25%, 12/15/21	1,025,000
	95,000		The Ryland Group, Inc., 5.375%, 10/1/22	92,150
	200,000		Urbi Desarrollos Urbanos SAB de CV, 0.0%, 1/21/20 (144A) (c)	20,000
				$7,193,563
			Household Appliances - 0.0%+
	400,000		Arcelik AS, 5.0%, 4/3/23 (144A)	$385,240
			Leisure Products - 0.0%+
EURO	100,000		Heckler & Koch GmbH, 9.5%, 5/15/18 (144A)	$92,887
			Textiles - 0.1%
	400,000		Springs Industries, Inc., 6.25%, 6/1/21	$398,000
			Total Consumer Durables & Apparel	$8,069,690
			Consumer Services - 0.9%
			Casinos & Gaming - 0.4%
EURO	750,000		Cirsa Funding Luxembourg SA, 8.75%, 5/15/18 (144A)	$931,514
EURO	300,000	8.25	GTECH S.p.A., Floating Rate Note, 3/31/66 (144A)	394,844
	800,000		Scientific Games International, Inc., 10.0%, 12/1/22 (144A)	733,000
	205,000		Wynn Las Vegas LLC, 4.25%, 5/30/23 (144A)	194,750
				$2,254,108
			Hotels, Resorts & Cruise Lines - 0.2%
	1,240,000		Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)	$1,342,300
			Restaurants - 0.1%
EURO	585,000		Elior Finance & Co. SCA, 6.5%, 5/1/20 (144A)	$770,618
			Specialized Consumer Services - 0.2%
	1,135,000		Sotheby's, 5.25%, 10/1/22 (144A)	$1,072,575
	375,000		StoneMor Partners LP, 7.875%, 6/1/21	382,500
				$1,455,075
			Total Consumer Services	$5,822,101
			Media - 1.2%
			Advertising - 0.1%
	600,000		Lamar Media Corp., 5.375%, 1/15/24	$618,000
			Broadcasting - 0.2%
	600,000		CCO Holdings LLC, 6.625%, 1/31/22	$637,500
	825,000		Quebecor Media, Inc., 5.75%, 1/15/23	843,562
				$1,481,062
			Cable & Satellite - 0.4%
	475,000		CCO Holdings LLC, 5.75%, 9/1/23	$480,938
	250,000		Intelsat Jackson Holdings SA, 7.25%, 4/1/19	260,938
	850,000		Numericable-SFR, 6.0%, 5/15/22 (144A)	854,675
	1,330,000		Sirius XM Radio, Inc., 4.625%, 5/15/23 (144A)	1,243,550
				$2,840,101
			Movies & Entertainment - 0.2%
	100,000		Production Resource Group, Inc., 8.875%, 5/1/19	$73,500
	1,385,000		SFX Entertainment, Inc., 9.625%, 2/1/19 (144A)	1,277,662
	171,000		WMG Acquisition Corp., 6.0%, 1/15/21 (144A)	171,000
				$1,522,162
			Publishing - 0.3%
	1,620,000		Gannett Co., Inc., 6.375%, 10/15/23	$1,717,200
	100,000		MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18 (144A)	107,500
				$1,824,700
			Total Media	$8,286,025
			Retailing - 1.2%
			Distributors - 0.0%+
	250,000		LKQ Corp., 4.75%, 5/15/23	$240,000
			Department Stores - 0.1%
	525,000		Grupo Famsa SAB de CV, 7.25%, 6/1/20 (144A)	$483,000
			Apparel Retail - 0.1%
	750,000		Brown Shoe Co., Inc., 7.125%, 5/15/19	$783,750
			Computer & Electronics Retail - 0.2%
	1,430,000		Rent-A-Center, Inc., 6.625%, 11/15/20	$1,372,800
			Specialty Stores - 0.4%
	1,485,000		Outerwall, Inc., 5.875%, 6/15/21 (144A)	$1,384,762
	435,000		Outerwall, Inc., 6.0%, 3/15/19	428,475
	600,000		Radio Systems Corp., 8.375%, 11/1/19 (144A)	643,500
				$2,456,737
			Automotive Retail - 0.4%
	1,325,000		CST Brands, Inc., 5.0%, 5/1/23	$1,338,250
	1,265,000		DriveTime Automotive Group, Inc., 8.0%, 6/1/21 (144A)	1,136,919
				$2,475,169
			Total Retailing	$7,811,456
			Food & Staples Retailing - 0.3%
			Food Retail - 0.3%
	1,150,000		C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	$1,141,375
	1,060,000		Darling Ingredients, Inc., 5.375%, 1/15/22	1,044,100
				$2,185,475
			Total Food & Staples Retailing	$2,185,475
			Food, Beverage & Tobacco - 1.2%
			Distillers & Vintners - 0.1%
	470,000		Constellation Brands, Inc., 3.75%, 5/1/21	$465,300
	485,000		Constellation Brands, Inc., 4.25%, 5/1/23	481,362
				$946,662
			Agricultural Products - 0.2%
	800,000		Southern States Cooperative, Inc., 10.0%, 8/15/21 (144A)	$684,000
	750,000		Tonon Bioenergia SA, 9.25%, 1/24/20 (144A)	416,250
				$1,100,250
			Packaged Foods & Meats - 0.7%
	75,000		Agrokor dd, 8.875%, 2/1/20 (144A)	$80,925
	400,000		B&G Foods, Inc., 4.625%, 6/1/21	390,440
	428,000		Chiquita Brands International, Inc., 7.875%, 2/1/21	460,100
	400,000		Dole Food Co., Inc., 7.25%, 5/1/19 (144A)	399,000
	300,000		FAGE Dairy Industry SA, 9.875%, 2/1/20 (144A)	313,500
	1,605,000		Marfrig Holding Europe BV, 6.875%, 6/24/19 (144A)	1,492,650
	200,000		Marfrig Holding Europe BV, 8.375%, 5/9/18 (144A)	197,000
	100,000		Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)	101,000
	500,000		MHP SA, 8.25%, 4/2/20 (144A)	340,000
	400,000		Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)	392,000
	550,000		Post Holdings, Inc., 7.375%, 2/15/22	550,000
				$4,716,615
			Tobacco - 0.2%
	1,300,000		Alliance One International, Inc., 9.875%, 7/15/21	$1,160,250
	175,000		Lorillard Tobacco Co., 3.75%, 5/20/23	173,333
				$1,333,583
			Total Food, Beverage & Tobacco	$8,097,110
			Household & Personal Products - 0.2%
			Personal Products - 0.2%
	255,000		Albea Beauty Holdings SA, 8.375%, 11/1/19 (144A)	$267,750
	785,000		Monitronics International, Inc., 9.125%, 4/1/20	741,334
				$1,009,084
			Total Household & Personal Products	$1,009,084
			Health Care Equipment & Services - 2.8%
			Health Care Equipment - 0.0%+
	142,000		Physio-Control International, Inc., 9.875%, 1/15/19 (144A)	$150,520
			Health Care Supplies - 0.2%
	100,000		ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)	$105,500
	1,080,000		Halyard Health, Inc., 6.25%, 10/15/22 (144A)	1,096,200
	100,000		Immucor, Inc., 11.125%, 8/15/19	108,000
				$1,309,700
			Health Care Distributors - 0.6%
	3,825,000		McKesson Corp., 4.883%, 3/15/44	$4,213,505
			Health Care Services - 0.5%
	1,050,000		BioScrip, Inc., 8.875%, 2/15/21 (144A)	$945,000
	1,125,000		Catamaran Corp., 4.75%, 3/15/21	1,125,000
	1,360,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	1,387,200
	60,000		Gentiva Health Services, Inc., 11.5%, 9/1/18	63,840
				$3,521,040
			Health Care Facilities - 1.1%
	1,545,000		Amsurg Corp., 5.625%, 7/15/22 (144A)	$1,583,625
	200,000		Capella Healthcare, Inc., 9.25%, 7/1/17	207,750
	1,495,000		CHS, 6.875%, 2/1/22	1,583,766
	1,075,000		CHS, Inc., 8.0%, 11/15/19	1,147,562
	400,000		Kindred Healthcare, Inc., 6.375%, 4/15/22 (144A)	381,000
	700,000		LifePoint Hospitals, Inc., 5.5%, 12/1/21	715,750
	1,480,000		Tenet Healthcare Corp., 4.375%, 10/1/21	1,468,900
	265,000		Tenet Healthcare Corp., 4.5%, 4/1/21	265,662
				$7,354,015
			Managed Health Care - 0.3%
	1,815,000		WellCare Health Plans, Inc., 5.75%, 11/15/20	$1,873,988
			Health Care Technology - 0.1%
	170,000		IMS Health, Inc., 6.0%, 11/1/20 (144A)	$175,100
	175,000		MedAssets, Inc., 8.0%, 11/15/18	182,000
				$357,100
			Total Health Care Equipment & Services	$18,779,868
			Pharmaceuticals, Biotechnology & Life Sciences - 1.0%
			Biotechnology - 0.5%
	2,500,000		Amgen, Inc., 5.375%, 5/15/43	$2,904,355
	600,000		Lantheus Medical Imaging, Inc., 9.75%, 5/15/17	576,000
				$3,480,355
			Pharmaceuticals - 0.5%
	875,000		Endo Finance LLC & Endo Finco, Inc., 5.375%, 1/15/23 (144A)	$857,500
	645,000		Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22 (144A)	659,642
	705,000		JLL, 7.5%, 2/1/22 (144A)	715,575
	755,000		Salix Pharmaceuticals, Ltd., 6.0%, 1/15/21 (144A)	770,100
				$3,002,817
			Total Pharmaceuticals, Biotechnology & Life Sciences	$6,483,172
			Banks - 2.4%
			Diversified Banks - 1.6%
	1,000,000	6.38	Banco Santander SA, Floating Rate Note (Perpetual)	$977,500
	625,000		Bank of America Corp., 6.11%, 1/29/37	737,971
	500,000	6.50	Bank of America Corp., Floating Rate Note, 10/23/49	508,950
	1,000,000	6.25	Bank of America Corp., Floating Rate Note, 9/29/49	988,437
	640,000	5.95	Citigroup, Inc., Floating Rate Note (Perpetual)	630,400
	700,000		CorpGroup Banking SA, 6.75%, 3/15/23 (144A)	689,877
	1,900,000	6.62	Credit Agricole SA, Floating Rate Note, 12/31/64 (144A)	1,841,575
	525,000		Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)	607,348
	500,000		Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)	577,202
	200,000		Merrill Lynch & Co., Inc., 7.75%, 5/14/38	282,461
	250,000		Nordea Bank AB, 4.25%, 9/21/22 (144A)	259,582
	425,000	4.00	Oversea-Chinese Banking Corp, Ltd., Floating Rate Note, 10/15/24 (144A)	435,170
	1,150,000		Russian Agricultural Bank OJSC Via RSHB Capital SA, 8.5%, 10/16/23 (144A)	770,500
	300,000		VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22 (144A)	222,000
	400,000	7.98	Wells Fargo & Co., Floating Rate Note (Perpetual)	441,500
	750,000	5.90	Wells Fargo & Co., Floating Rate Note, 12/29/49	755,625
				$10,726,098
			Regional Banks - 0.4%
	250,000		HSBC Bank USA NA New York NY, 6.0%, 8/9/17	$276,376
	1,200,000	4.45	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	1,200,000
	1,150,000	6.75	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	1,262,125
				$2,738,501
			Thrifts & Mortgage Finance - 0.4%
	1,450,000		Ocwen Financial Corp., 6.625%, 5/15/19 (144A)	$1,326,750
	1,425,000		Provident Funding Associates LP, 6.75%, 6/15/21 (144A)	1,382,250
				$2,709,000
			Total Banks	$16,173,599
			Diversified Financials - 4.7%
			Diversified Banks - 0.2%
	1,500,000	5.90	Citigroup, Inc., Floating Rate Note (Perpetual)	$1,462,500
			Other Diversified Financial Services - 1.5%
	2,115,000		Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)	$2,446,162
	1,000,000		Fixed Income Trust Series 2013-A, 0.0%, 10/15/97 (Step) (144A) (c)	719,535
	1,500,000	7.12	General Electric Capital Corp., Floating Rate Note (Perpetual)	1,745,625
	200,000		JPMorgan Chase & Co., 4.35%, 8/15/21	217,335
	1,000,000	5.15	JPMorgan Chase & Co., Floating Rate Note (Perpetual)	942,000
	2,360,000	6.75	JPMorgan Chase & Co., Floating Rate Note, 8/29/49	2,489,800
	500,000		SUAM Finance BV, 4.875%, 4/17/24 (144A)	500,000
	1,030,000		Summit Midstream Holdings LLC, 7.5%, 7/1/21	1,081,500
	100,000	0.00	Tiers Trust, Floating Rate Note, 10/15/97 (144A)	87,985
				$10,229,942
			Multi-Sector Holdings - 0.0%+
	250,000		Fidelity National Financial, Inc., 5.5%, 9/1/22	$272,368
			Specialized Finance - 0.8%
	200,000		Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)	$226,500
	500,000		Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	546,250
	1,375,000		Fly Leasing, Ltd., 6.375%, 10/15/21	1,354,375
	1,220,000		Nationstar Mortgage LLC, 6.5%, 6/1/22	1,113,250
	1,225,000		Nationstar Mortgage LLC, 6.5%, 7/1/21	1,114,750
	700,000		Oxford Finance LLC, 7.25%, 1/15/18 (144A)	721,000
				$5,076,125
			Consumer Finance - 0.2%
	100,000		Tarjeta Naranja SA, 9.0%, 1/28/17 (144A)	$99,660
	1,035,000		TMX Finance LLC, 8.5%, 9/15/18 (144A)	869,400
				$969,060
			Asset Management & Custody Banks - 1.6%
	915,000		Affiliated Managers Group, Inc., 4.25%, 2/15/24	$953,306
	300,000		Blackstone Holdings Finance Co LLC, 5.0%, 6/15/44 (144A)	322,254
	250,000		Blackstone Holdings Finance Co. LLC, 4.75%, 2/15/23 (144A)	271,816
	750,000		Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42 (144A)	936,087
	2,600,000		JBS Investment Management, Ltd., 7.25%, 4/3/24	2,554,500
	2,240,000		KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)	2,550,972
	1,250,000		Legg Mason, Inc., 3.95%, 7/15/24	1,267,468
	500,000		Legg Mason, Inc., 5.625%, 1/15/44	571,928
	100,000		Neuberger Berman Group LLC, 5.625%, 3/15/20 (144A)	104,500
	1,250,000	4.50	The Bank of New York Mellon Corp., Floating Rate Note (Perpetual)	1,152,344
				$10,685,175
			Investment Banking & Brokerage - 0.4%
	750,000		Morgan Stanley, 4.1%, 5/22/23	$759,328
	250,000		Morgan Stanley, 4.875%, 11/1/22	265,520
	300,000		The Goldman Sachs Group, Inc., 6.45%, 5/1/36	362,611
	225,000		The Goldman Sachs Group, Inc., 6.75%, 10/1/37	282,909
	1,050,000		UBS AG, 7.625%, 8/17/22	1,236,224
				$2,906,592
			Total Diversified Financials	$31,601,762
			Insurance - 7.9%
			Insurance Brokers - 0.2%
	700,000		Ironshore Holdings US, Inc., 8.5%, 5/15/20 (144A)	$841,023
GBP	340,000		Towergate Finance Plc, 8.5%, 2/15/18 (144A)	469,218
				$1,310,241
			Life & Health Insurance - 0.7%
	650,000		CNO Financial Group, Inc., 6.375%, 10/1/20 (144A)	$685,750
	500,000		Fidelity & Guaranty Life Holdings, Inc., 6.375%, 4/1/21 (144A)	525,000
	300,000		MetLife, Inc., 6.4%, 12/15/66	334,500
	2,500,000	5.88	Prudential Financial, Inc., Floating Rate Note, 9/15/42	2,637,500
	615,000	5.65	Voya Financial, Inc., Floating Rate Note, 5/15/53	608,850
				$4,791,600
			Multi-line Insurance - 0.0%+
	250,000		AXA SA, 8.6%, 12/15/30	$339,632
			Property & Casualty Insurance - 0.4%
GBP	850,000	6.62	Brit Insurance Holdings BV, Floating Rate Note, 12/9/30	$1,347,908
	1,000,000		OneBeacon US Holdings, Inc., 4.6%, 11/9/22	1,040,076
	200,000		QBE Insurance Group, Ltd., 2.4%, 5/1/18 (144A)	200,021
				$2,588,005
			Reinsurance - 6.6%
	250,000	6.35	Alamo Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)	$260,375
	2,501,147		Altair Re, Variable Rate Notes, 6/30/16 (Cat Bond)	2,740,507
	400,000		Altair Re, Variable Rate Notes, 6/30/17 (Cat Bond)	400,000
	1,500,000	6.38	Aquarius + Investments Plc for Swiss Reinsurance Co., Ltd., Floating Rate Note, 9/1/24	1,559,888
	600,000		Arlington Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 8/1/15	648,840
	250,000	3.43	Atlas IX Capital, Ltd., Floating Rate Note, 1/17/19 (Cat Bond) (144A)	255,075
	750,000	4.28	Blue Danube II, Ltd., Floating Rate Note, 5/23/18 (Cat Bond) (144A)	755,700
	650,000	10.75	Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)	658,255
	250,000	2.56	Bosphorus Re, Ltd., Floating Rate Note, 5/3/16 (Cat Bond) (144A)	250,050
	1,000,000	6.87	Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)	1,041,100
	1,200,000		Carnoustie Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 2/19/16	1,200,000
	250,000	4.27	Citrus Re, Ltd., Floating Rate Note, 4/18/17 (Cat Bond) (144A)	249,350
	600,000	3.77	Citrus Re, Ltd., Floating Rate Note, 4/24/17 (Cat Bond) (144A)	598,860
	713,104		Clarendon Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 7/14/15	692,567
	250,000	10.26	Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	250,000
	250,000	11.26	Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	250,025
	250,000	9.04	East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)	265,425
	250,000	7.26	Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/13/15 (Cat Bond) (144A)	249,925
	1,500,000	5.02	Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/7/17 (Cat Bond) (144A)	1,501,500
	1,050,525		Exeter Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/7/16	1,050,525
	1,050,000		Fairfield Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 2/2/16	959,385
	1,000,000	7.40	Galileo Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond) (144A)	1,029,900
	600,000	6.51	Gator Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)	489,900
	1,100,000		Gloucester Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 6/12/15	1,042,910
	500,000	N/A	Golden State Re II, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)	497,350
	750,000	4.02	Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)	762,000
	600,000	3.76	Kilimanjaro Re, Ltd., Floating Rate Note, 11/25/19 (Cat Bond) (144A)	597,900
	650,000	4.76	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)	662,675
	350,000	4.51	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)	353,360
	2,500		Lorenz Re, Ltd., 0.0%, (Cat Bond) (Perpetual) * (c)	283,675
	500,000	2.02	Merna Re V, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)	498,400
	500,000		Montpelier Re Holdings, Ltd., 4.7%, 10/15/22	515,108
	250,000	9.01	Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)	252,625
	250,000	12.01	Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)	253,800
	500,000	11.76	Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 11/10/16 (Cat Bond) (144A)	527,850
	1,004,200		PI-1, Series E - 2014 (Kane SAC Ltd.), Variable Rate Notes, 6/12/15	1,037,539
	1,505,000		PI-4, Series B - 2014, (KANE SAC Ltd.), Variable Rate Notes, 7/18/16	1,686,654
	1,503,871		PI-4, Series C - 2014, (KANE SAC Ltd.), Variable Rate Notes, 7/7/16	1,505,525
	805,000		PI-4, Series D - 2014, (KANE SAC Ltd.), Variable Rate Notes, 7/30/16	878,738
	750,000	7.51	Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	756,450
	1,000,000	8.51	Queen Street V Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	1,010,600
	250,000	6.51	Queen Street VIII Re, Ltd., Floating Rate Note, 6/8/16 (Cat Bond) (144A)	253,400
	600,000	8.77	Residential Reinsurance 2011, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	613,920
	1,250,000	9.02	Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)	1,283,000
	800,000	4.52	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	825,040
	500,000	10.02	Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)	543,350
	250,000	20.01	Residential Reinsurance 2013, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)	257,250
	1,000,000	3.53	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	993,700
	1,433		Sector Re V, Ltd., 0.0%, 12/1/18 (Cat Bond) (144A) (c)	59,928
	500,000		Sector Re V, Ltd., 0.0%, 12/1/19 (Cat Bond) (144A) (c)	502,600
	272		Sector Re V, Ltd., 0.0%, 3/1/18 (Cat Bond) (144A) (c)	6,869
	700,000		Sector Re V, Ltd., 0.0%, 3/30/19 (Cat Bond) (144A) (c)	818,370
	400,000		Silverton Re, Ltd., 0.0%, 9/16/16 (Cat Bond) (144A) (c)	495,720
	800,000		Silverton RE, Ltd., 0.0%, 9/18/17 (Cat Bond) (144A) (c)	800,000
	1,335,000	7.51	Sirius International Group, Ltd., Floating Rate Note (Perpetual) (144A)	1,389,735
	1,200,000		St. Andrews Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/22/16	1,200,000
	250,000	6.26	Tradewynd Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	249,850
	250,000	N/A	Ursa Re, Ltd., Floating Rate Note, 12/7/17 (Cat Bond) (144A)	249,750
	2,000,000		Versutus Ltd., Series 2015-A, Variable Rate Notes, 12/31/2017	2,000,000
	250,000	2.73	Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)	253,350
	250,000	2.51	Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)	248,875
	165,000	5.88	Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)	173,565
				$43,698,583
			Total Insurance	$52,728,061
			Real Estate - 0.7%
			Diversified REIT - 0.1%
	381,000		Hospitality Properties Trust, 5.0%, 8/15/22	$401,490
	400,000		Trust F, 5.25%, 12/15/24 (144A)	412,040
				$813,530
			Office REIT - 0.3%
	180,000		Corporate Office Properties LP, 3.6%, 5/15/23	$172,952
	2,000,000		DuPont Fabros Technology LP, 5.875%, 9/15/21	2,037,500
				$2,210,452
			Specialized REIT - 0.2%
	1,095,000		AAF Holdings LLC, 12.0%, 7/1/19 (144A) (12.0% cash, 0.0% PIK) (PIK)	$1,062,150
			Diversified Real Estate Activities - 0.1%
	340,000		Alam Synergy Pte, Ltd., 9.0%, 1/29/19 (144A)	$346,460
			Total Real Estate	$4,432,592
			Software & Services - 0.9%
			Internet Software & Services - 0.3%
	1,150,000		Bankrate, Inc., 6.125%, 8/15/18 (144A)	$1,069,500
	705,000		j2 Global, Inc., 8.0%, 8/1/20	758,756
	335,000		VeriSign, Inc., 4.625%, 5/1/23	328,300
				$2,156,556
			Data Processing & Outsourced Services - 0.4%
	250,000		Audatex North America, Inc., 6.0%, 6/15/21 (144A)	$257,500
	1,500,000		Cardtronics, Inc., 5.125%, 8/1/22 (144A)	1,462,500
	675,000		NeuStar, Inc., 4.5%, 1/15/23	588,938
				$2,308,938
			Application Software - 0.0%+
	200,000		Igloo Holdings Corp., 8.25%, 12/15/17 (8.25% Cash, 9.00% PIK) (144A) (PIK)	$202,000
			Home Entertainment Software - 0.2%
	1,200,000		Activision Blizzard, Inc., 6.125%, 9/15/23 (144A)	$1,293,000
			Total Software & Services	$5,960,494
			Technology Hardware & Equipment - 2.0%
			Communications Equipment - 0.4%
	1,415,000		Brocade Communications Systems, Inc., 4.625%, 1/15/23	$1,358,400
	1,150,000		CommScope Holding Co., Inc., 6.625%, 6/1/20 (6.625% Cash, 7.375% PIK) (144A) (PIK)	1,184,500
				$2,542,900
			Computer Storage & Peripherals - 0.7%
	685,000		NCR Corp., 5.0%, 7/15/22	$667,875
	1,660,000		NCR Corp., 6.375%, 12/15/23	1,726,400
	1,100,000		Seagate HDD Cayman, 4.75%, 1/1/25 (144A)	1,133,182
	885,000		Seagate HDD Cayman, 4.75%, 6/1/23	919,203
				$4,446,660
			Electronic Equipment Manufacturers - 0.4%
	1,450,000		Viasystems, Inc., 7.875%, 5/1/19 (144A)	$1,529,750
	1,105,000		Zebra Technologies Corp., 7.25%, 10/15/22 (144A)	1,160,250
				$2,690,000
			Electronic Components - 0.3%
EURO	300,000		Belden, Inc., 5.5%, 4/15/23 (144A)	$376,600
	1,860,000		Belden, Inc., 5.5%, 9/1/22 (144A)	1,846,050
				$2,222,650
			Electronic Manufacturing Services - 0.2%
	585,000		Flextronics International, Ltd., 4.625%, 2/15/20	$593,775
	695,000		Flextronics International, Ltd., 5.0%, 2/15/23	708,900
				$1,302,675
			Total Technology Hardware & Equipment	$13,204,885
			Semiconductors & Semiconductor Equipment - 0.6%
			Semiconductor Equipment - 0.3%
	285,000		Amkor Technology, Inc., 6.375%, 10/1/22	$275,025
	1,800,000		Entegris, Inc., 6.0%, 4/1/22 (144A)	1,822,500
				$2,097,525
			Semiconductors - 0.3%
	1,095,000		Advanced Micro Devices, Inc., 6.75%, 3/1/19	$1,029,300
	500,000		Advanced Micro Devices, Inc., 7.0%, 7/1/24	423,750
	445,000		Advanced Micro Devices, Inc., 7.5%, 8/15/22	400,500
				$1,853,550
			Total Semiconductors & Semiconductor Equipment	$3,951,075
			Telecommunication Services - 2.9%
			Integrated Telecommunication Services - 2.1%
	3,500,000		AT&T, Inc., 3.9%, 3/11/24	$3,596,824
	150,000		CenturyLink, Inc., 7.6%, 9/15/39	148,500
	1,300,000		CenturyLink, Inc., 7.65%, 3/15/42	1,293,500
	1,105,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	1,160,250
	200,000		Frontier Communications Corp., 6.25%, 9/15/21	201,000
	250,000		Frontier Communications Corp., 7.625%, 4/15/24	257,500
	500,000		Frontier Communications Corp., 8.75%, 4/15/22	558,750
	200,000		Frontier Communications Corp., 9.0%, 8/15/31	211,000
	500,000		GTP Acquisition Partners I LLC, 7.628%, 6/15/41 (144A)	523,354
	200,000		Ooredoo International Finance, Ltd., 3.875%, 1/31/28 (144A)	191,532
EURO	200,000		Telenet Finance III Luxembourg SCA, 6.625%, 2/15/21 (144A)	256,573
	2,500,000		Verizon Communications, Inc., 4.15%, 3/15/24	2,588,085
	576,000		Verizon Communications, Inc., 5.012%, 8/21/54 (144A)	595,900
	576,000		Verizon Communications, Inc., 6.55%, 9/15/43	737,942
	500,000		Virgin Media Secured Finance Plc, 5.375%, 4/15/21 (144A)	516,250
	1,305,000		Windstream Corp., 7.5%, 6/1/22	1,301,738
				$14,138,698
			Wireless Telecommunication Services - 0.8%
	1,800,000		Altice Financing SA, 6.5%, 1/15/22 (144A)	$1,759,500
	1,725,000		Sprint Corp., 7.125%, 6/15/24	1,604,250
	400,000		T-Mobile USA, Inc., 6.0%, 3/1/23	401,000
	490,000		T-Mobile USA, Inc., 6.542%, 4/28/20	505,925
	300,000		Unison Ground Lease Funding LLC, 5.78%, 3/16/43 (144A)	297,787
	200,000		VimpelCom Holdings BV, 7.5043%, 3/1/22 (144A)	162,000
	400,000		WCP Issuer llc, 6.657%, 8/15/20 (144A)	417,900
				$5,148,362
			Total Telecommunication Services	$19,287,060
			Utilities - 2.2%
			Electric Utilities - 1.0%
	1,500,000	5.25	Electricite de France SA, Floating Rate Note (Perpetual) (144A)	$1,537,500
	150,000		Enel Finance International NV, 5.125%, 10/7/19 (144A)	165,742
	1,190,000	8.13	Enel S.p.A., Floating Rate Note, 9/24/73 (144A)	1,381,888
	900,000		Israel Electric Corp., Ltd., 5.625%, 6/21/18 (144A)	951,300
	2,380,000		RJS Power Holdings LLC, 5.125%, 7/15/19 (144A)	2,350,250
	75,000	6.25	Southern California Edison Co., Floating Rate Note (Perpetual)	83,156
				$6,469,836
			Gas Utilities - 0.1%
	220,000		LBC Tank Terminals Holding Netherlands BV, 6.875%, 5/15/23 (144A)	$221,100
	300,000		Transportadora de Gas del Peru SA, 4.25%, 4/30/28 (144A)	289,500
				$510,600
			Independent Power Producers & Energy Traders - 1.1%
	995,000		AES Corp. Virginia, 4.875%, 5/15/23	$987,538
	1,500,000		AES Corp. Virginia, 5.5%, 3/15/24	1,522,200
	100,000		Inkia Energy, Ltd., 8.375%, 4/4/21 (144A)	106,000
	1,000,000		Instituto Costarricense de Electricidad, 6.375%, 5/15/43 (144A)	835,000
	1,050,000		InterGen NV, 7.0%, 6/30/23 (144A)	997,500
	1,075,000		NRG Energy, Inc., 6.25%, 5/1/24 (144A)	1,093,812
	675,000		NRG Energy, Inc., 6.25%, 7/15/22	690,188
	900,000		NRG Energy, Inc., 7.625%, 1/15/18	987,750
	200,000		NRG Energy, Inc., 8.25%, 9/1/20	213,500
				$7,433,488
			Total Utilities	$14,413,924
			TOTAL CORPORATE BONDS
			(Cost $356,835,349)	$344,722,889

			U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.6%
	6,221,990		Fannie Mae, 3.5%, 5/1/44	$6,493,230
	1,311,595		Fannie Mae, 4.0%, 5/1/44	1,401,459
	491,890		Fannie Mae, 4.0%, 9/1/43	528,635
	7,728,734		Fannie Mae, 4.5%, 6/1/44	8,389,901
	1,351,523		Fannie Mae, 4.5%, 8/1/40	1,470,781
	1,160,342		Fannie Mae, 4.5%, 9/1/39	1,261,001
	825,617		Fannie Mae, 4.5%, 9/1/40	897,130
	869,803		Federal Home Loan Mortgage Corp., 4.5%, 6/1/41	943,602
	16,599,170		U.S. Treasury Inflation Indexed Bonds, 0.125%, 7/15/24	15,985,776
				$37,371,515
			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
			(Cost $37,154,686)	$37,371,515

			FOREIGN GOVERNMENT BONDS - 0.7%
	500,000		Brazil Minas SPE via State of Minas Gerais, 5.333%, 2/16/28 (144A)	$493,750
	1,700,000		Commonwealth of the Bahamas, 5.75%, 1/16/24 (144A)	1,810,500
	405,000		Kenya Government International Bond, 5.875%, 6/24/19 (144A)	410,062
	875,000		Kenya Government International Bond, 6.875%, 6/24/24 (144A)	916,562
	1,100,000		Republic of Ghana, 7.875%, 8/7/23 (144A)	1,017,500
	200,000		Ukraine Government International Bond, 7.5%, 4/17/23 (144A)	118,000
				$4,766,374
			TOTAL FOREIGN GOVERNMENT BONDS
			(Cost $4,790,726)	$4,766,374

			MUNICIPAL BONDS - 0.1%
			Municipal General - 0.1%
	500,000		JobsOhio Beverage System, 3.985%, 1/1/29	$518,605
	75,000		JobsOhio Beverage System, 4.532%, 1/1/35	81,509
				$600,114
			Municipal Medical - 0.0%+
	150,000		New Hampshire Health and Education Facilities Authority Act, 6.5%, 1/1/41	$173,812

			Municipal Pollution - 0.0%+
	100,000		County of York South Carolina, 5.7%, 1/1/24	$100,085

			TOTAL MUNICIPAL BONDS
			(Cost $817,464)	$874,011

			SENIOR FLOATING RATE LOAN INTERESTS - 19.6%
			Energy - 1.4%
			Oil & Gas Drilling - 0.2%
	987,500	6.00	Drillships Financing Holding, Inc., Tranche B-1 Term Loan, 3/31/21	$787,531
	241,181	5.75	Offshore Group Investment, Ltd., Term Loan, 3/28/19	181,388
	374,313	4.50	Pacific Drilling SA, Term Loan, 6/3/18	308,808
	289,275	3.75	Paragon Offshore Finance, Term Loan, 7/16/21	240,098
				$1,517,825
			Oil & Gas Equipment & Services - 0.5%
	1,846,407	8.38	Fieldwood Energy LLC, Closing Date Loan (Second Lien), 9/30/20	$1,359,879
	247,495	3.88	Fieldwood Energy LLC, Closing Date Loan, 9/25/18	235,275
	2,045,000	8.50	Templar Energy LLC, New Term Loan, 11/25/20	1,477,512
				$3,072,666
			Integrated Oil & Gas - 0.3%
	1,079,323	5.25	ExGen Renewables I LLC, Term Loan, 2/5/21	$1,084,719
	27,917	4.50	Glenn Pool Oil & Gas Trust, Term Loan, 5/2/16	27,777
	841,500	4.00	Seadrill Operating LP, Initial Term Loan, 2/14/21	657,212
				$1,769,708
			Oil & Gas Exploration & Production - 0.1%
	176,667	3.50	EP Energy LLC, Tranche B-3 Loan, 5/24/18	$168,275
	863,014	5.00	Samson Investment Co., Tranche 1 Term Loan (Second Lien), 9/25/18	682,500
				$850,775
			Oil & Gas Refining & Marketing - 0.3%
	902,606	6.50	Green Plains Renewable Energy, Inc., Tranche B Term Loan (First Lien), 6/3/20	$889,066
	1,091,565	4.25	Pilot Travel Centers LLC, Initial Tranche B, 9/30/21	1,094,976
				$1,984,042
			Coal & Consumable Fuels - 0.0%+
	249,073	5.50	Foresight Energy LLC, Term Loan, 8/21/20	$245,960
			Total Energy	$9,440,976
			Materials - 1.9%
			Commodity Chemicals - 0.3%
	614,697	4.50	AZ Chem US, Inc., Tranche B Term Loan (First Lien), 6/9/21	$607,397
	367,000	5.25	Citadel Plastics Holdings, Inc., 1st Lien Term Loan, 11/5/20	367,918
	575,000	4.75	Eco Services Operations, Initial Term Loan, 10/8/21	569,250
	742,500	5.00	Nexeo Solutions LLC, Term Loan B3, 9/9/17	719,297
				$2,263,862
			Diversified Chemicals - 0.1%
	246,250	3.75	Tata Chemicals North America, Inc., Term Loan, 8/7/20	$242,248
	265,824	5.00	Univar, Term B Loan, 2/14/17	257,897
				$500,145
			Specialty Chemicals - 0.4%
	1,435,731	4.00	MacDermid, Inc., Tranche B Term Loan (First Lien), 6/7/20	$1,410,161
	686,000	4.00	PQ Corp., 2014 Term Loan, 8/7/17	673,652
	172,782	1.00	WR Grace & Co-Conn, Delayed Draw Term Loan, 1/23/21	172,134
	480,163	3.00	WR Grace & Co-Conn, U.S. Term Loan, 1/23/21	478,362
				$2,734,309
			Metal & Glass Containers - 0.2%
	398,000	5.55	BWay Intermediate, Initial Term Loan, 8/14/20	$396,383
	650,000	0.00	Crown Americas LLC, Term Loan B, 10/22/21	651,788
	330,315	5.50	Pro Mach Group, Inc., Dollar Term Loan, 10/22/21	331,038
				$1,379,209
			Paper Packaging - 0.1%
	202,871	7.50	Caraustar Industries, Inc., Term Loan, 5/1/19	$201,730
	29,700	5.25	Coveris Holdings SA, USD Term Loan, 4/14/19	29,638
	180,532	4.75	Kleopatra Acquisition Corp., Term B-1 Loan, 12/21/16	180,419
	248,125	4.25	Multi Packaging Solutions, Inc., Initial Dollar Tranche B Term, 9/30/20	240,836
				$652,623
			Aluminum - 0.1%
	544,500	5.50	TurboCombustor Technology, Inc., Initial Term Loan, 10/18/20	$540,416
			Diversified Metals & Mining - 0.0%+
	293,655	3.75	Fortescue Metals Group Ltd., Bank Loan, 6/30/19	$268,266
			Steel - 0.4%
	895,500	4.50	Atkore International, Inc., Term Loan (First Lien), 3/27/21	$880,948
	349,125	7.50	Essar Steel Algoma, Inc., 1st Lien Term Loan B, 8/7/19	347,816
	392,009	4.75	JMC Steel Group, Inc., Term Loan, 4/1/17	384,659
	890,833	3.75	Signode Industrial Group US, Inc., Tranche B Term Loan (First Lien), 3/21/21	857,427
				$2,470,850
			Paper Products - 0.3%
	987,500	5.75	Appvion, Inc., Term Commitment, 6/28/19	$977,008
	1,094,500	6.50	Wausau Paper, Inc., 1st Lien Term Loan, 7/20/20	1,089,028
				$2,066,036
			Total Materials	$12,875,716
			Capital Goods - 1.5%
			Aerospace & Defense - 0.3%
	687,677	4.00	Accudyne Industries Borrower SCA, Refinancing Term Loan, 12/13/19	$640,256
	692,419	3.75	DigitalGlobe, Inc., Term Loan, 1/25/20	687,875
	65,805	6.25	DynCorp International, Inc., Term Loan, 7/7/16	65,586
	211,402	5.75	The SI Organization, Inc., Term Loan (First Lien), 11/19/19	210,874
	295,477	3.75	TransDigm, Inc., Tranche C Term Loan, 2/28/20	290,922
	14,052	5.75	Vencore, Inc (The SI Organization, Inc.), Delayed Draw, 11/23/19	14,017
				$1,909,530
			Building Products - 0.4%
	495,000	5.50	Armacell International GmbH, Term Loan B (First Lien), 7/2/20	$490,050
	248,125	4.00	Interline Brands, Inc., Term Loan (First Lien), 3/12/21	239,751
	492,483	4.25	NCI Building Systems, Inc., Tranche B Term Loan, 6/24/19	484,890
	198,000	5.25	Norcraft Cos. Inc., Initial Loan, 11/12/20	197,258
	562,647	4.00	Quikrete Holdings, Inc., Initial Loan (First Lien), 9/26/20	556,317
	317,900	4.25	Unifrax Corp., New Term B Loan, 12/31/19	315,384
				$2,283,650
			Construction & Engineering - 0.1%
	652,239	6.75	International Equipment Solutions LLC, Initial Loan, 8/16/19	$650,609
			Electrical Components & Equipment - 0.0%+
	205,615	5.25	Pelican Products, Inc., Term Loan (First Lien), 4/8/20	$204,587
	48,412	6.00	WireCo WorldGroup, Inc., Term Loan, 2/15/17	48,503
				$253,090
			Industrial Conglomerates - 0.2%
	623,438	4.25	Gates Global LLC, Tranche B Term Loan (First Lien), 6/12/21	$607,963
	978,926	4.00	Milacron LLC, Term Loan, 3/12/20	954,453
				$1,562,416
			Construction & Farm Machinery & Heavy Trucks - 0.0%+
	120,000	5.75	Navistar, Inc., Tranche B Term Loan, 8/17/17	$119,700
	110,779	3.50	Terex Corp., U.S. Term Loan, 8/13/21	109,671
				$229,371
			Industrial Machinery - 0.5%
	642,494	4.25	Gardner Denver, Inc., Initial Dollar Term Loan, 7/30/20	$603,844
	1,380,000	6.00	NN, Inc., Term Loan, 8/27/21	1,379,138
	475,000	4.25	Schaeffler AG, Facility B-USD, 5/15/20	475,792
	660,961	4.25	Tank Holding Corp., Initial Term Loan, 7/9/19	650,220
				$3,108,994
			Trading Companies & Distributors - 0.0%+
	165,030	3.75	WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19	$164,514
			Total Capital Goods	$10,162,174
			Commercial Services & Supplies - 0.9%
			Environmental & Facilities Services - 0.5%
	1,915,709	5.00	Granite Acquisition, Inc., Term B Loan, 10/15/21	$1,934,866
	84,291	5.00	Granite Acquisition, Inc., Term C Loan, 10/15/21	85,134
	443,216	3.00	Progressive Waste Solutions, Ltd., Term B Loan, 10/31/19	445,801
	492,500	5.50	Wastequip LLC, Term Loan, 8/9/19	490,653
	692,457	4.00	WCA Waste Corp., Term Loan, 3/23/18	685,532
				$3,641,986
			Diversified Support Services - 0.0%+
	28,691	8.00	IAP Worldwide Services, Inc., Term Loan, 7/18/19	$25,535
			Security & Alarm Services - 0.2%
	52,409	4.00	Garda World Security Corp., Term B Delayed Draw Loan, 11/8/20	$51,296
	204,873	4.00	Garda World Security Corp., Term B Loan, 11/1/20	200,520
	555,684	4.25	Monitronics International, Inc., Term B Loan, 3/23/18	550,127
	496,186	4.25	Protection One, Inc., Term Loan (2012), 3/21/19	493,085
				$1,295,028
			Human Resource & Employment Services - 0.1%
	367,182	3.50	On Assignment, Inc., Initial Term B Loan, 5/15/20	$363,051
			Research & Consulting Services - 0.1%
	652,150	3.00	Crown Castle International Corp., Tranche B-2 Term Loan (First Lien), 1/31/21	$642,123
			Total Commercial Services & Supplies	$5,967,723
			Transportation - 0.7%
			Air Freight & Logistics - 0.2%
	247,919	5.00	Air Medical Group Holdings, Inc., B-1 Term Loan, 6/30/18	$248,229
	172,375	6.75	Ozburn-Hessey Holding Co LLC, Term Loan, 5/23/19	171,944
	696,482	5.25	Syncreon Group BV, Term Loan, 9/26/20	679,070
				$1,099,243
			Airlines - 0.3%
	344,750	3.75	American Airlines, Inc., Class B Term Loan, 6/27/19	$341,561
	175,000	4.25	American Airlines, Inc., Class B Term, 10/10/21	175,438
	171,500	3.25	Delta Air Lines, Inc., 2014 Term B-1 Loan, 10/18/18	169,088
	245,625	3.50	United Airlines, Inc., Class B Term Loan, 4/1/19	242,616
	612,563	3.50	US Airways, Inc., Tranche B-1 Term Loan (Consenting), 5/23/19	602,149
	525,937	3.00	US Airways, Inc., Tranche B-2 Term Loan (Consenting), 11/23/16	522,979
				$2,053,831
			Marine - 0.2%
	892,128	6.00	Floatel International AB, Tranche B Term Loan (First Lien), 5/22/20	$727,084
	395,000	5.25	Navios Maritime Partners LP, Term Loan, 6/27/18	389,075
				$1,116,159
			Trucking - 0.0%+
	223,875	5.50	Aegis Toxicology Corp., Tranche B Term Loan (First Lien), 2/20/21	$224,435
	168,707	3.75	Swift Transportation Co., LLC, Tranche B Term Loan (First Lien), 6/9/21	166,936
				$391,371
			Total Transportation	$4,660,604
			Automobiles & Components - 0.9%
			Auto Parts & Equipment - 0.8%
	556,073	3.75	Allison Transmission, Inc., Term B-3 Loan, 8/23/19	$550,512
	646,750	4.00	Cooper Standard Intermediate Holdco 2 LLC, Term Loan, 3/28/21	639,878
	1,716,375	5.50	Henniges Automotive Holdings, Inc., Tranche B Term Loan (First Lien), 6/11/21	1,716,375
	1,755,588	4.25	MPG Holdco I, Inc., Initial Term Loan, 10/20/21	1,749,443
	126,775	4.25	TI Group Automotive Systems LLC, Term Loan Facility, 7/1/21	125,190
	925,965	4.00	Tower Automotive Holdings USA LLC, Refinancing Term Loan, 4/23/20	911,496
				$5,692,894
			Automobile Manufacturers - 0.1%
	573,563	6.00	Crown Group llc, Term Loan (First Lien), 9/30/20	$564,959
			Total Automobiles & Components	$6,257,853
			Consumer Durables & Apparel - 0.2%
			Home Furnishings - 0.0%+
	102,147	3.50	Tempur Sealy International, Inc., New Term B Loan, 3/18/20	$100,871
			Housewares & Specialties - 0.0%+
	186,063	5.50	World Kitchen LLC, U.S. Term Loan, 3/4/19	$185,133
			Leisure Products - 0.1%
	400,857	4.00	Bombardier Recreational Products, Inc., Term B Loan, 1/30/19	$393,842
			Apparel, Accessories & Luxury Goods - 0.1%
	383,895	5.75	Renfro Corp., Tranche B Term Loan, 1/23/19	$366,620
			Total Consumer Durables & Apparel	$1,046,466
			Consumer Services - 1.2%
			Casinos & Gaming - 0.3%
	227,316	4.25	CityCenter Holdings LLC, Term B Loan, 10/16/20	$225,967
	264,600	3.50	MGM Resorts International, Term B Loan, 12/20/19	258,812
	1,625,000	6.00	Scientific Games, Initial Term B-2, 10/1/21	1,604,688
				$2,089,467
			Hotels, Resorts & Cruise Lines - 0.3%
	1,690,366	4.00	Sabre GLBL, Inc., Term B Loan, 2/19/19	$1,668,180
			Leisure Facilities - 0.1%
	412,291	5.50	L.A. Fitness International, LLC, Tranche B Term Loan (First Lien), 4/25/20	$397,861
	246,231	0.00	Six Flags Theme Parks, Inc., Tranche B Term Loan, 12/20/18	246,026
				$643,887
			Restaurants - 0.3%
	365,000	4.50	Burger King Worldwide, Inc., Term Loan B, 9/24/21	$365,163
	431,781	4.00	Landry's, Inc., B Term Loan, 4/24/18	429,757
	561,912	4.00	NPC International, Inc., Term Loan, 12/28/18	547,864
	746,942	3.25	Wendy's International, Inc., Term B Loan, 5/15/19	742,274
				$2,085,058
			Education Services - 0.2%
	789,237	3.75	Bright Horizons Family Solutions, Inc., Term B Loan, 1/14/20	$778,385
	542,136	5.00	Laureate Education, Inc., New Series 2018 Extended Term Loan, 6/16/18	519,095
				$1,297,480
			Total Consumer Services	$7,784,072
			Media - 1.8%
			Advertising - 0.3%
	15,452	4.25	Advantage Sales & Marketing Inc., Delayed Draw, 7/21/21	$15,322
	463,568	4.25	Advantage Sales & Marketing, Inc., Initial Term Loan, 7/23/21	459,657
	964,079	6.75	Affinion Group, Inc., Tranche B Term Loan, 4/30/18	905,029
	196,123	4.50	Crossmark Holdings, Inc., Term Loan (First Lien), 12/20/19	192,364
				$1,572,372
			Broadcasting - 0.3%
	498,306	3.75	Gray Television, Inc., Term Loan (First Lien), 6/10/21	$491,704
	444,646	4.25	NEP, Amendment No. 3 Incremental Term Loan (First Lien), 1/22/20	438,717
	235,498	3.25	Quebecor Media, Inc., Facility B-1 Tranche, 8/17/20	227,771
	500,000	4.00	Tribune Co., Tranche B Term Loan (First Lien), 11/20/20	493,438
	515,669	4.00	Univision Communications, Inc., Replacement First-Lien Term Loan, 3/1/20	505,356
				$2,156,986
			Cable & Satellite - 0.7%
	372,447	3.50	Cequel Communications LLC, Term Loan, 2/14/19	$367,714
	492,500	3.00	Charter Communications Operating LLC, Term F Loan, 1/1/21	483,530
	390,000	4.25	Charter Communications Operating LLC, Term G Loan, 9/10/21	392,464
	289,851	3.75	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 6/30/19	286,349
	604,581	3.50	Telesat Canada, U.S. Term B Loan, 3/28/19	595,513
	790,000	3.50	Virgin Media Investment Holdings, Ltd., New Term B Loan, 2/6/20	778,150
	587,872	3.50	Ziggo BV, (USD) Tranche B-3 Term Loan, 1/15/22	573,176
	554,681	3.50	Ziggo BV, Tranche B-1 Term Loan (First Lien), 1/15/22	540,814
	357,447	3.27	Ziggo BV, Tranche B-2 Term Loan (First Lien), 1/15/22	348,511
				$4,366,221
			Movies & Entertainment - 0.2%
	422,650	3.50	Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20	$417,895
	203,254	3.75	Rovi Solutions Corp., Term B Loan, 7/2/21	199,866
	295,500	3.50	Seminole Hard Rock Entertainment, Inc., New Term Loan B, 5/14/20	285,404
	676,438	3.75	WMG Acquisition Corp., Tranche B Refinancing Term Loan, 7/1/20	652,762
				$1,555,927
			Publishing - 0.3%
	145,875	4.25	Houghton Mifflin Harcourt Publishing Co., Term Loan, 5/22/18	$145,510
	39,307	4.75	Interactive Data Corp., Tranche B Term Loan (First Lien), 4/24/21	39,121
	1,881,000	6.25	McGraw-Hill School Education Holdings llc, Term B Loan, 12/18/19	1,880,216
				$2,064,847
			Total Media	$11,716,353
			Retailing - 0.8%
			Department Stores - 0.1%
	361,357	4.25	Neiman Marcus Group, Ltd. LLC, Other Term Loan, 10/25/20	$354,481
			Computer & Electronics Retail - 0.0%+
	90,314	12.00	Targus Group International, Inc., Term Loan, 5/24/16	$73,606
			Home Improvement Retail - 0.1%
	638,994	4.50	Apex Tool Group LLC, Term Loan, 2/1/20	$621,422
			Specialty Stores - 0.1%
	246,250	3.75	Michaels Stores, Inc., Term B Loan, 1/28/20	$242,095
	498,750	4.00	Michaels Stores, Inc., Tranche B-2 Term Loan (First Lien), 1/28/20	492,516
				$734,611
			Automotive Retail - 0.5%
	1,413,750	5.75	CWGS Group LLC, Term Loan, 2/20/20	$1,408,448
	2,009,813	3.25	FCA US LLC, Tranche B Term Loan, 12/29/18	1,996,624
				$3,405,072
			Total Retailing	$5,189,192
			Food & Staples Retailing - 0.4%
			Drug Retail - 0.0%+
	248,750	4.50	Hearthside Group Holdings LLC, Term Loan (First Lien), 4/24/21	$248,128
			Food Distributors - 0.2%
	497,494	4.25	Del Monte Foods Consumer Products, Inc., Term Loan (First Lien), 11/26/20	$457,694
	590,000	8.25	Del Monte Foods Consumer Products,Term Loan (Second Lien), 5/26/21	507,400
				$965,094
			Food Retail - 0.2%
	894,254	4.75	Albertsons LLC, Term B-2 Loan, 3/21/19	$890,527
	313,930	3.50	Big Heart Pet Brands, Initial Term Loan, 2/24/20	302,158
	399,000	4.75	New Albertson's, Inc., Term Loan (First Lien), 6/24/21	393,888
				$1,586,573
			Total Food & Staples Retailing	$2,799,795
			Food, Beverage & Tobacco - 0.8%
			Agricultural Products - 0.2%
	1,262,926	4.50	Arysta Lifescience SPC LLC, Initial Term Loan (First Lien), 5/29/20	$1,257,664
			Packaged Foods & Meats - 0.6%
	864,563	5.00	CSM Bakery Solutions LLC, Term Loan (First Lien), 7/3/20	$849,433
	972,431	4.50	Dole Food Co, Inc., Tranche B Term Loan, 10/25/18	963,922
	342,038	3.50	HJ Heinz Co., Term B2 Loan, 3/27/20	340,632
	674,900	6.75	Hostess Brands, Inc., Term B Loan, 2/25/20	688,398
	172,960	3.00	Pinnacle Foods Finance LLC, New Term Loan G, 4/29/20	168,117
	947,625	4.50	Shearer's Foods, LLC, Term Loan (First Lien), 6/19/21	939,926
				$3,950,428
			Total Food, Beverage & Tobacco	$5,208,092
			Household & Personal Products - 0.6%
			Household Products - 0.1%
	232,502	4.50	Polarpak, Inc., USD Term Loan (U.S. Borrower Portion), 6/7/20	$228,724
	653,188	4.01	SRAM LLC, Term Loan (First Lien), 4/10/20	633,320
				$862,044
			Personal Products - 0.5%
	595,500	4.25	Atrium Innovations, Inc., Term Loan, 1/29/21	$579,124
	750,000	3.50	NBTY, Inc., Term B-2 Loan, 10/1/17	730,312
	927,630	4.00	Party City Holdings, Inc., 2014 Replacement Term Loan, 7/27/19	909,077
	269,347	4.12	Prestige Brands, Inc., Term B-1 Loan, 1/31/19	269,235
	965,278	4.50	Prestige Brands, Inc., Term B-2 Loan, 8/18/21	965,881
				$3,453,629
			Total Household & Personal Products	$4,315,673
			Health Care Equipment & Services - 2.1%
			Health Care Equipment - 0.2%
	918,063	4.50	Accellent, Inc., Initial Term Loan (First Lien), 2/21/21	$897,406
	248,132	3.25	Hologic, Inc., Refinancing Tranche B Term Loan, 8/1/19	247,279
	391,192	4.00	Kinetic Concepts, Inc., Term DTL-E1 loan, 5/4/18	387,606
				$1,532,291
			Health Care Supplies - 0.1%
	500,000	4.00	Halyard Health, Inc., Term Loan, 11/1/21	$500,782
	441,491	5.00	Immucor, Inc., Term B-2 Loan, 8/19/18	437,628
				$938,410
			Health Care Services - 0.7%
	292,369	6.50	BioScrip, Inc., Delayed Draw Term Loan, 7/31/20	$293,831
	487,281	6.50	BioScrip, Inc., Initial Term B Loan, 7/31/20	489,718
	63,182	3.50	DaVita HealthCare Partners, Inc., Tranche B Loan (First Lien), 6/19/21	62,674
	293,905	4.00	Envision Healthcare Corp., Initial Term Loan, 5/25/18	291,242
	1,113,440	6.50	Gentiva Health Services, Inc., Initial Term B Loan, 10/10/19	1,114,832
	132,691	7.75	inVentiv Health, Inc., Term B-3 Loan, 5/15/18	132,359
	249,375	4.50	Nordion, Inc., 1st Lien Term Loan B, 7/30/21	248,232
	86,260	8.00	Rural, Term Loan, 6/30/18	80,869
	992,424	4.50	Truven Health Analytics, Inc., New Tranche B Term Loan, 6/6/19	966,373
	741,990	4.25	US Renal Care, Inc., Tranche B-2 Term Loan (First Lien), 7/3/19	731,788
				$4,411,918
			Health Care Facilities - 0.9%
	344,622	4.25	CHS, 2021 Term D Loan, 1/27/21	$344,383
	192,570	4.50	IASIS Healthcare LLC, Term B-2 Loan, 5/3/18	191,126
	3,440,000	7.00	Kindred HealthCare Inc., Bridge Loan, 6.375%, 4/15/22 (144A)	3,440,000
	490,050	4.25	Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21	476,574
	344,896	6.00	RegionalCare Hospital Partners, Inc., Term Loan (First Lien), 4/21/19	344,034
	21,259	3.75	Select Medical Corp., Series E Tranche B Term Loan, 6/1/18	20,728
	492,500	6.75	Steward Health Care System LLC, Term Loan, 4/10/20	488,338
	541,750	4.00	Surgical Care Affiliates LLC, Class C Incremental Term Loan, 6/29/18	537,687
				$5,842,870
			Managed Health Care - 0.0%+
	25,608	9.75	MMM Holdings, Inc., Term Loan, 10/9/17	$24,839
	18,617	9.75	MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17	18,431
				$43,270
			Health Care Technology - 0.2%
	92,917	4.00	ConvaTec, Inc., Dollar Term Loan, 12/22/16	$92,104
	775,912	3.75	Emdeon, Inc., Term B-2 Loan, 11/2/18	763,949
	330,801	4.00	MedAssets, Inc., Term B Loan, 12/13/19	329,246
				$1,185,299
			Total Health Care Equipment & Services	$13,954,058
			Pharmaceuticals, Biotechnology & Life Sciences - 0.7%
			Biotechnology - 0.1%
	687,943	3.50	Alkermes, Inc., 2019 Term Loan, 9/25/19	$684,504
			Pharmaceuticals - 0.6%
	691,853	4.50	Akorn, Inc., Term Loan B, 11/13/20	$687,529
	443,087	5.00	Generic Drug Holdings, Inc., Closing Date Term Loan, 8/16/20	442,810
	99,250	3.17	Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term Loam, 4/1/21	98,059
	337,202	3.25	Jazz Pharmaceuticals, Inc., Tranche 2 Term Loan, 6/12/18	334,673
	447,750	4.25	JLL, Initial Dollar Term Loan, 1/23/21	435,857
	882,516	4.00	Par Pharmaceutical Companies, Inc., Term B-2 Loan, 9/28/19	863,028
	166,250	4.25	Salix Pharmaceuticals, Inc., Term Loan, 12/17/19	164,743
	298,478	3.50	Valeant Pharmaceuticals International, Inc., Series C-2 Tranche B Term Loan, 12/11/19	296,053
	728,520	3.50	Valeant Pharmaceuticals International, Inc., Series E1 Tranche B Term Loan, 8/5/20	723,208
				$4,045,960
			Total Pharmaceuticals, Biotechnology & Life Sciences	$4,730,464
			Banks - 0.1%
			Thrifts & Mortgage Finance - 0.1%
	762,669	5.00	Ocwen Financial Corp., Initial Term Loan, 1/15/18	$718,180
			Total Banks	$718,180
			Diversified Financials - 0.6%
			Other Diversified Financial Services - 0.3%
	725,118	4.50	Fly Funding II Sarl, Term Loan, 8/9/18	$723,306
	321,750	6.00	Harland Clarke Holdings Corp., Tranche B-4 Term Loan, 8/17/19	321,197
	714,125	5.00	Livingston International, Inc., Initial Term B-1 Loan (First Lien), 4/18/19	692,701
	447,750	5.00	SBP Holdings, Ltd., Term Loan (First Lien), 3/24/21	420,885
	98,939	5.25	WorldPay, Facility B2A Term Loan, 8/6/17	99,125
				$2,257,214
			Specialized Finance - 0.1%
	916,433	4.25	Mirror BidCo Corp., New Incremental Term Loan, 12/18/19	$907,269
			Investment Banking & Brokerage - 0.2%
	620,556	4.50	Duff & Phelps LLC, Initial Term Loan, 4/23/20	$614,350
	444,375	4.25	Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan, 7/22/20	441,320
				$1,055,670
			Total Diversified Financials	$4,220,153
			Insurance - 0.3%
			Insurance Brokers - 0.1%
	720,590	4.50	National Financial Partners Corp., Tranche B Term Loan (First Lien), 7/1/20	$716,987
	196,019	4.25	USI Insurance Services LLC, Term B Loan, 12/30/19	192,711
				$909,698
			Life & Health Insurance - 0.0%+
	91,970	3.75	CNO Financial Group, Inc., Tranche B2 Term Loan, 9/4/18	$89,901
			Multi-line Insurance - 0.1%
	489,793	4.25	Alliant Holdings I, Inc., Initial Term Loan, 12/20/19	$483,518
			Property & Casualty Insurance - 0.1%
	788,347	5.75	Confie seguros Holding II Co., Term B Loan (First Lien), 11/9/18	$786,705
			Total Insurance	$2,269,822
			Real Estate - 0.4%
			Retail REIT - 0.3%
	620,672	0.00	DTZ US Borrower LLC Delayed Draw Term Loan, 10/28/21	$621,060
	1,041,842	0.00	DTZ US Borrower LLC 1st Lien Term Loan, 10/28/21	1,042,493
				$1,663,553
			Real Estate Services - 0.1%
	1,135,199	4.50	Altisource Solutions Sarl, Term B Loan, 12/9/20	$885,455
			Total Real Estate	$2,549,008
			Software & Services - 1.2%
			Internet Software & Services - 0.1%
	383,075	3.75	Vantiv LLC, Term B Loan, 6/12/21	$380,499
			IT Consulting & Other Services - 0.3%
	124,031	3.75	Booz Allen Hamilton, Inc., Refinance Tranche B, 7/31/19	$123,682
	1,276,800	5.75	Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21	1,255,733
	244,038	4.50	Kronos, Inc., Incremental Term Loan (First Lien), 10/30/19	242,818
	114,138	4.50	PSAV Presentation Services, Tranche B Term Loan (First Lien), 1/24/21	113,709
				$1,735,942
			Data Processing & Outsourced Services - 0.1%
	500,000	3.67	First Data Corp., 2018 New Dollar Term Loan, 3/24/18	$490,625
	320,006	3.50	Genpact International, Inc., Term Loan, 8/30/19	317,206
				$807,831
			Application Software - 0.3%
	220,946	4.25	Applied Systems, Inc., Initial Term Loan (First Lien), 1/15/21	$217,577
	592,500	4.25	Epiq Systems, Inc., Term Loan, 8/27/20	590,278
	76,767	8.52	Expert Global Solutions, Inc., Term B Advance (First Lien), 4/3/18	76,416
	215,550	3.75	Infor., Tranche B-5 Term Loan (First Lien), 6/3/20	209,420
	290,000	7.50	Serena Software, Inc., Term Loan, 4/10/20	289,275
	368,872	3.50	Verint Systems, Inc., Tranche B-2 Term Loan (First Lien), 9/6/19	366,475
	94,831	4.25	Vertafore, Inc., Term Loan (2013), 10/3/19	94,080
				$1,843,521
			Systems Software - 0.3%
	1,250,000	5.75	AVG Technologies N.V., Term Loan, 10/15/20	$1,243,750
	932,315	0.00	SafeNet, Inc., Tranche B Term Loan, 2/28/20	927,653
				$2,171,403
			Home Entertainment Software - 0.1%
	775,000	5.25	Micro Focus International, Term Loan B, 10/7/21	$747,229
			Total Software & Services	$7,686,425
			Technology Hardware & Equipment - 0.2%
			Communications Equipment - 0.0%+
	104,735	2.83	Commscope, Inc., Tranche 3 Term Loan, 1/21/17	$104,037
	157,102	3.25	Commscope, Inc., Tranche 4 Term Loan, 1/14/18	156,055
				$260,092
			Electronic Equipment Manufacturers - 0.0%+
	243,064	4.50	Sensus USA, Inc., Term Loan (First Lien), 5/9/17	$238,203
			Electronic Components - 0.2%
	404,250	6.25	FCI - Fidji Luxembourg Bc4 Sarl , Term Loan, 12/19/20	$405,513
	662,400	3.25	Generac Power Systems, Inc., Term Loan B, 5/31/20	642,528
				$1,048,041
			Total Technology Hardware & Equipment	$1,546,336
			Semiconductors & Semiconductor Equipment - 0.1%
			Semiconductors - 0.1%
	298,500	3.75	Avago Technologies Ltd., Tranche B Term Loan (First Lien), 4/16/21	$297,754
	175,289	3.25	Microsemi Corp., Term Loan (First Lien), 3/14/21	172,353
				$470,107
			Total Semiconductors & Semiconductor Equipment	$470,107
			Telecommunication Services - 0.3%
			Integrated Telecommunication Services - 0.2%
	494,246	4.75	Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 4/30/20	$488,892
	366,334	3.25	West Corp., B-10 Term Loan (First Lien), 6/30/18	359,923
	196,491	3.50	Windstream Corp., Tranche B-4 Term Loan, 1/8/20	194,588
				$1,043,403
			Wireless Telecommunication Services - 0.1%
	239,957	4.00	Syniverse Holdings, Inc., Initial Term Loan, 4/23/19	$233,158
	484,761	4.00	Syniverse Holdings, Inc., Tranche B Term Loan, 4/23/19	471,026
				$704,184
			Total Telecommunication Services	$1,747,587
			Utilities - 0.5%
			Electric Utilities - 0.3%
	1,474,789	4.75	Atlantic Power LP, Term Loan, 2/20/21	$1,460,041
	526,975	3.00	Calpine Construction Finance Co. LP, Term B-1 Loan, 5/3/20	510,836
	240,417	4.25	Star West Generation LLC, Term B Advance, 3/13/20	238,012
				$2,208,889
			Independent Power Producers & Energy Traders - 0.2%
	440,365	4.00	Calpine Corp., Term Loan, 9/27/19	$435,686
	303,077	4.00	Dynegy, Inc., Tranche B-2 Term Loan, 4/23/20	300,046
	217,360	3.75	NSG Holdings LLC, New Term Loan, 12/11/19	215,186
				$950,918
			Total Utilities	$3,159,807
			TOTAL SENIOR FLOATING RATE LOAN INTERESTS
			(Cost $133,805,201)	$130,476,636

			PURCHASED CALL OPTIONS - 0.1%
	650		Call option on Chicago Board Options Exchange Volatility Index, Jan 2015 @ 14	$273,000
	1,350		Call option on Chicago Board Options Exchange Volatility Index, Jan 2015 @ 15	465,750
	700		Call option on Chicago Board Options Exchange Volatility Index, Jan 2015 @ 16	206,500
				$945,250
			TOTAL PURCHASED CALL OPTIONS
			(Premiums paid $628,725)	$945,250

			TOTAL INVESTMENT IN SECURITIES - 101.8%
			(Cost $696,873,494) (a)	$679,156,212

			OTHER ASSETS & LIABILITIES - (1.8)%	$(12,165,340)

			TOTAL NET ASSETS - 100.0%	$666,990,872

	*		Non-income producing security.

	+		Rounds to less than 0.1%.

	REIT		Real Estate Investment Trust.

	(Step)		Bond issued with an initial coupon rate which converts to a higher rate at a later date.

	(Cat Bond)		Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

	(Perpetual)		Security with no stated maturity date.

	REMICS		Real Estate Mortgage Investment Conduits.

	(PIK)		Represents a pay in kind security.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At December 31, 2014, the value of these securities amounted to $233,017,655 or 34.9% of total net assets.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

	(a)		At December 31, 2014, the net unrealized depreciation on investments based on cost for federal income tax purposes of $696,873,494 was as follows:

			Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	10,673,704

			Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(28,390,986)

			Net unrealized depreciation	$ (17,717,282)

	(b)		Debt obligation with a variable interest rate. Rate shown is rate at end of period.

	(c)		Security issued with a zero coupon. Income is recognized through accretion of discount.

	(d)		Security is in default and is non-income producing.

	(e)		Security represents the interest only portion payments on a pool of underlying mortgages or
			mortgage-backed securities.

	Principal amounts are denominated in U.S. Dollars unless otherwise noted:

	EURO		Euro.
	GBP		British Pound Sterling.
	NOK		Norwegian Krone.

	CLEARED CREDIT DEFAULT SWAPS – BUY PROTECTION

	Notional Principal ($) (1)	Counterparty	Obligation Entity/Index	Coupon	Expiration Date	Premiums (Received)	Net Unrealized Appreciation (Depreciation)
	(146,340,000)	JP Morgan Chase Bank NA	Markit CDX North America High Yield Index	5.00%	12/20/19	$ (8,219,145)	$ (934,363)

	CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

	Notional Principal ($)	Counterparty	Obligation Entity/Index	Coupon	Credit Rating (2)	Expiration Date	Premiums (Received)	Net Unrealized Appreciation (Depreciation)
	250,000	JP Morgan Chase Bank NA	American Axle & Manufacturing, Inc.	5.00%	B+	12/20/17	$ (7,500)	$ 37,163
	2,000,000	Morgan Stanley Capital Services LLC	Diamond Offshore Drilling Co.	1.00%	A-	12/20/19	(74,553)	(116,610)
							$ (82,052)	$ (79,447)
(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Based on Standard & Poor’s rating of the issuer.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Notes 1A.
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements - Notes 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3. See Notes to Financial Statements - Notes 1A.

The following is a summary of the inputs used as of December 31, 2014, in valuing the Fund's investments:

		Level 1	Level 2	Level 3	Total
	Convertible Corporate Bonds
	Materials
	Steel	-	-	32,793	32,793
	All Other Convertible Corporate Bonds	-	20,109,906	-	20,109,906
	Preferred Stocks
	Banks
	Diversified Banks	3,767,800	1,545,844	-	5,313,644
	Regional Banks	407,217	506,406	-	913,623
	Diversified Financials
	Consumer Finance	732,045	1,607,350	-	2,339,395
	Insurance
	Reinsurance	-	-	2,128,600	2,128,600
	Real Estate
	Diversified REIT	-	489,125	-	489,125
	All Other Preferred Stocks	5,302,282	-	-	5,302,282
	Convertible Preferred Stocks
	Energy
	Oil & Gas Exploration & Production	-	1,357,324	-	1,357,324
	Consumer Durables & Apparel
	Home Furnishings - 0.2%	-	1,038,175	-	1,038,175
	Food, Beverage & Tobacco
	Packaged Foods & Meats	-	994,888	-	994,888
	All Other Convertible Preferred Stocks	1,273,120	-	-	1,273,120
	Common Stocks
	Materials
	Diversified Metals & Mining	21,879	-	-	21,879
	Commercial Services & Supplies	-	3,056	-	3,056
	Diversified Support Services
	Asset Backed Securities	-	27,215,173	-	27,215,173
	Collateralized Mortgage Obligations	-	91,466,554	-	91,466,554
	Corporate Bonds
	Materials
	Steel	-	-	23,893	23,893
	Diversified Financials
	Other Diversified Financial Services	-	-	807,520	807,520
	Insurance
	Reinsurance	-	25,688,231	18,010,352	43,698,583
	All Other Corporate Bonds	-	300,192,893	-	300,192,893
	U.S. Government and Agency Obligations	-	37,371,515	-	37,371,515
	Foreign Government Bonds	-	4,766,374	-	4,766,374
	Municipal Bonds	-	874,011	-	874,011
	Senior Floating Rate Loan Interests	-	130,476,636	-	130,476,636
	Purchased Call Options	945,250	-	-	945,250
	Total	$12,449,593	$645,703,461	$21,003,158	$679,156,212

	Other Financial Instruments
	Net unrealized depreciation on credit default swaps	$-	$(1,013,810)	$-	$(1,013,810)
	Net unrealized depreciation on futures contracts	(182,064)	-	-	(182,064)
	Net unrealized depreciation on forward foreign currency contracts	-	58,240	-	58,240
	Total	$(182,064)	$(955,570)	$-	$(1,137,634)

Following is a reconciliation of assets using significant unobservable inputs (Level 3):
		Convertible Corporate Bonds	Corporate Bonds	Preferred Stocks	Total
	Balance as of 3/31/14	$-	$4,472,652	$3,544,877	$8,017,529
	Realized gain (loss)1	-	2,877	50,915	53,792
	Change in unrealized appreciation (depreciation)2	(8,603)	1,462,773	(474,517)	979,653
	Purchases	41,396	13,995,549	2,000,000	16,036,945
	Sales	-	(3,533,846)	(550,915)	(4,084,761)
	Transfers in and out of Level 3 categories *	-	2,441,760	(2,441,760)	-
	Transfers out of Level 3 *	-	-	-	-
	Balance as of 12/31/14	$32,793	$18,841,765	$2,128,600	$21,003,158

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values. During the period ended December 31, 2014, there were no transfers between Levels 1, 2 and 3.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 12/31/14	979,653

ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust X By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date February 27, 2015 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date February 27, 2015 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date February 27, 2015 * Print the name and title of each signing officer under his or her signature.